UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2013

Item 1.  Schedule of Investments

UBS Core Plus Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Automobiles	0.40%
Beverages	0.37
Building products	0.06
Capital markets	2.48
Chemicals	0.41
Commercial banks	2.20
Commercial services & supplies	0.27
Communications equipment	0.13
Consumer finance	1.87
Diversified financial services	3.54
Diversified telecommunication services	0.23
Electric utilities	0.67
Electronic equipment, instruments & components	0.21
Energy equipment & services	0.42
Food & staples retailing	0.18
Gas utilities	0.60
Independent power producers & energy traders	0.20
Insurance	2.08
Leisure equipment & products	0.14
Media	1.81
Metals & mining	0.92
Multiline retail	0.10
Multi-utilities	0.53
Oil, gas & consumable fuels	5.40
Pharmaceuticals	0.76
Real estate investment trust (REIT)	0.32
Road & rail	0.77
Semiconductors & semiconductor equipment	0.13
Tobacco	0.78
Trading companies & distributors	0.25
Wireless telecommunication services	0.66
Total corporate bonds	28.89%
Asset-backed securities	1.00
Commercial mortgage-backed securities	8.15
Mortgage & agency debt securities	41.98
Municipal bonds	1.50
US government obligations	11.98
Total bonds	93.50%
Investment company
UBS High Yield Relationship Fund	4.38
Short-term investments	12.99
Options purchased	0.12
Investment of cash collateral from securities loaned	0.03
Total investments	111.02%
Liabilities, in excess of cash and other assets	(11.02)
Net assets	100.00%

1 Figures represent the direct investments of UBS Core Plus Bond Fund (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment company and derivatives exposure was included.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
Bonds—92.97%
Corporate bonds—28.89%
Australia—0.39%
Westpac Banking Corp.,
2.000%, due 08/14/17	$140,000	$144,113

Brazil—1.15%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	150,000	145,500
Petrobras International Finance Co.,
2.875%, due 02/06/15	150,000	153,115
5.375%, due 01/27/21	120,000	129,470
Total Brazil corporate bonds		428,085

Canada—0.56%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	95,000	100,034
Petro-Canada,
6.800%, due 05/15/38	50,000	65,204
Teck Resources Ltd.,
6.250%, due 07/15/41	40,000	42,310
Total Canada corporate bonds		207,548

Cayman Islands—0.81%
Transocean, Inc.,
3.800%, due 10/15/22	65,000	64,033
6.800%, due 03/15/38	85,000	93,619
Vale Overseas Ltd.,
4.375%, due 01/11/22	110,000	112,865
6.875%, due 11/21/36	30,000	34,076
Total Cayman Islands corporate bonds		304,593

Curacao—0.51%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	105,000	109,694
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	75,000	79,815
Total Curacao corporate bonds		189,509

Luxembourg—0.22%
Telecom Italia Capital SA,
4.950%, due 09/30/14	80,000	82,857

Mexico—0.95%
America Movil SAB de CV,
3.125%, due 07/16/22	35,000	34,323
5.000%, due 03/30/20	115,000	129,339
Petroleos Mexicanos,
4.875%, due 01/24/22	175,000	193,200
Total Mexico corporate bonds		356,862

Norway—0.47%
Eksportfinans ASA,
3.000%, due 11/17/14	175,000	174,125

Singapore—0.21%
Flextronics International Ltd.,
5.000%, due 02/15/23[1]	80,000	79,800

South Africa—0.17%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	60,000	63,509

Spain—0.27%
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	100,000	101,087

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United Kingdom—1.18%
HSBC Holdings PLC,
4.000%, due 03/30/22	$200,000	$215,185
Imperial Tobacco Finance PLC,
3.500%, due 02/11/23[1]	110,000	112,017
Lloyds TSB Bank PLC,
6.500%, due 09/14/20[1,2]	100,000	112,138
Total United Kingdom corporate bonds		439,340

United States—22.00%
AbbVie, Inc.,
2.900%, due 11/06/22[1]	95,000	95,086
ADT Corp.,
3.500%, due 07/15/22[1]	100,000	99,690
Airgas, Inc.,
2.375%, due 02/15/20	70,000	69,849
Altria Group, Inc.,
9.950%, due 11/10/38	55,000	90,829
American International Group, Inc.,
3.000%, due 03/20/15	115,000	119,311
4.250%, due 09/15/14	50,000	52,373
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	95,000	109,355
6.450%, due 09/15/36	110,000	135,198
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22	60,000	58,976
8.200%, due 01/15/39	50,000	80,421
AT&T, Inc.,
6.500%, due 09/01/37	70,000	85,842
Bank of America Corp.,
3.300%, due 01/11/23	55,000	54,233
5.625%, due 07/01/20	75,000	87,523
Berkshire Hathaway Finance Corp.,
3.000%, due 05/15/22	35,000	35,675
Burlington Northern Santa Fe LLC,
4.450%, due 03/15/43	90,000	91,034
6.150%, due 05/01/37	35,000	43,977
Capital One Financial Corp.,
2.150%, due 03/23/15	65,000	66,333
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	137,976
Citigroup, Inc.,
4.500%, due 01/14/22	30,000	33,354
5.375%, due 08/09/20	40,000	46,830
5.500%, due 02/15/17	180,000	200,166
6.125%, due 05/15/18	155,000	184,656
8.500%, due 05/22/19	65,000	86,596
Comcast Corp.,
6.300%, due 11/15/17	90,000	109,760
6.950%, due 08/15/37	50,000	66,481
ConocoPhillips,
6.500%, due 02/01/39	50,000	66,861
CVS Caremark Corp.,
6.125%, due 09/15/39	55,000	67,951
DirecTV Holdings LLC,
6.000%, due 08/15/40	90,000	95,923
DPL, Inc.,
7.250%, due 10/15/21	85,000	90,100
El Paso Pipeline Partners Operating Co. LLC,
5.000%, due 10/01/21	80,000	89,695

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United States—(continued)
Energy Transfer Partners LP,
5.200%, due 02/01/22	$105,000	$117,887
6.500%, due 02/01/42	40,000	45,705
9.000%, due 04/15/19	130,000	171,279
ERP Operating LP, REIT,
4.750%, due 07/15/20	35,000	39,569
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	500,000	631,307
General Electric Capital Corp.,
Series A, 6.750%, due 03/15/32	110,000	140,018
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	160,000	188,539
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	45,000	52,531
Hasbro, Inc.,
6.350%, due 03/15/40	45,000	51,879
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	80,000	94,000
JPMorgan Chase & Co.,
3.150%, due 07/05/16	210,000	222,660
5.400%, due 01/06/42	80,000	91,828
Kinder Morgan Energy Partners LP,
3.500%, due 09/01/23	70,000	70,964
3.950%, due 09/01/22	75,000	79,688
6.500%, due 09/01/39	45,000	54,307
Marathon Oil Corp.,
6.600%, due 10/01/37	30,000	37,780
Markel Corp.,
3.625%, due 03/30/23	40,000	40,152
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23	50,000	50,356
Merrill Lynch & Co., Inc.
Series C, 5.000%, due 01/15/15	150,000	159,568
6.875%, due 04/25/18	60,000	72,421
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	75,000	92,424
Morgan Stanley,
3.750%, due 02/25/23	60,000	60,647
4.875%, due 11/01/22	45,000	47,705
6.625%, due 04/01/18	230,000	274,943
7.300%, due 05/13/19	100,000	123,748
Motorola Solutions, Inc.,
3.500%, due 03/01/23	50,000	50,295
National Fuel Gas Co.,
3.750%, due 03/01/23	85,000	86,177
News America, Inc.,
6.200%, due 12/15/34	35,000	41,400
Nissan Motor Acceptance Corp.,
1.800%, due 03/15/18[1]	150,000	150,531
Norfolk Southern Corp.,
3.250%, due 12/01/21	75,000	78,321
Owens Corning,
6.500%, due 12/01/16	21,000	23,643
Petrohawk Energy Corp.,
7.250%, due 08/15/18	185,000	207,005
Phillips 66,
4.300%, due 04/01/22	50,000	54,888
PPL Energy Supply LLC,
4.600%, due 12/15/21	70,000	74,598
Principal Financial Group, Inc.,
8.875%, due 05/15/19	90,000	122,443
Prudential Financial, Inc.,
5.200%, due 03/15/44[3]	50,000	50,125
6.625%, due 12/01/37	85,000	106,845
7.375%, due 06/15/19	150,000	192,595
Reynolds American, Inc.,
7.750%, due 06/01/18	70,000	88,521

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United States—(continued)
Ryder System, Inc.,
2.350%, due 02/26/19	$75,000	$75,713
Sempra Energy,
9.800%, due 02/15/19	75,000	105,425
Southern California Edison Co.,
4.050%, due 03/15/42	65,000	65,889
Southern Copper Corp.,
3.500%, due 11/08/22	95,000	94,545
Southwestern Electric Power Co.,
3.550%, due 02/15/22	90,000	93,762
SunTrust Banks, Inc.,
3.600%, due 04/15/16	95,000	101,730
Target Corp.,
7.000%, due 01/15/38	25,000	35,715
Time Warner Cable, Inc.,
6.550%, due 05/01/37	35,000	40,385
6.750%, due 07/01/18	145,000	178,433
Time Warner, Inc.,
6.100%, due 07/15/40	35,000	40,580
Valero Energy Corp.,
6.625%, due 06/15/37	110,000	134,034
Valspar Corp.,
4.200%, due 01/15/22	75,000	81,619
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20	80,000	80,266
Viacom, Inc.,
4.875%, due 06/15/43	100,000	99,926
Total United States corporate bonds		8,219,368
Total corporate bonds (cost $10,379,094)		10,790,796

Asset-backed securities—1.00%
United States—1.00%
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.103%, due 11/15/16[3]	350,000	351,351
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37[4]	39,985	24,669
Total asset-backed securities (cost $374,139)		376,020

Commercial mortgage-backed securities—8.15%
United States—8.15%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.821%, due 02/10/51[3]	300,000	343,536
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B,
6.206%, due 12/10/49[3]	250,000	292,239
FDIC Structured Sale Guaranteed Notes,
Series 2010-C1, Class A,
2.980%, due 12/06/20[1]	187,273	195,906
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	175,000	199,481
Series 2007-GG11, Class A4,
5.736%, due 12/10/49	88,000	101,625
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.787%, due 08/10/45[2,3]	75,000	85,820

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United States—(continued)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18, Class AM,
5.466%, due 06/12/47[3]	$175,000	$196,257
Series 2006-LDP8, Class AJ,
5.480%, due 05/15/45[3]	200,000	213,492
Series 2007-LD11, Class A4,
5.807%, due 06/15/49[3]	275,000	315,794
Series 2006-LDP7, Class AJ,
6.059%, due 04/15/45[3]	225,000	233,449
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	50,000	52,376
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.787%, due 08/12/45[1,3]	300,000	340,779
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A3,
5.732%, due 06/15/49[3]	175,000	200,820
Series 2007-C34, Class AM,
5.818%, due 05/15/46[3]	125,000	142,150
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class B,
3.863%, due 03/15/48[3]	125,000	129,791
Total commercial mortgage-backed securities (cost $2,926,227)		3,043,515

Mortgage & agency debt securities—41.98%
United Kingdom—3.36%
Arkle Master Issuer PLC,
Series 2012-1A, Class 2A1,
1.990%, due 05/17/60[1,3]	225,000	230,949
Fosse Master Issuer PLC,
Series 2012-1A, Class 2A2,
1.703%, due 10/18/54[1,3]	200,000	204,366
Series 2011-1A, Class A2,
1.703%, due 10/18/54[1,3]	255,037	258,014
Holmes Master Issuer PLC,
Series 2010-1A, Class A2,
1.704%, due 10/15/54[1,3]	77,287	77,813
Series 2012-1A, Class A2,
1.954%, due 10/15/54[1,3]	325,000	331,882
Silverstone Master Issuer PLC,
Series 2012-1A, Class 1A,
1.852%, due 01/21/55[1,3]	150,000	153,812
Total United Kingdom mortgage & agency debt securities		1,256,836

United States—38.62%
Federal Home Loan Mortgage Corp.,[5]
1.250%, due 10/02/19	400,000	397,175
Federal Home Loan Mortgage Corp. Gold Pools,[5]
3.500%, TBA	225,000	236,769
#A96140, 4.000%, due 01/01/41,	117,648	125,051
#A95090, 4.500%, due 11/01/40,	562,030	601,613
#FG A96792, 4.500%, due 02/01/41,	60,635	64,905
#G08451, 4.500%, due 06/01/41,	185,802	199,149

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United States—(continued)
#G04913, 5.000%, due 03/01/38,	$72,176	$77,757
#G06381, 5.500%, due 08/01/40,	145,872	159,080
#C63008, 6.000%, due 01/01/32,	92,450	103,017
#G06019, 6.000%, due 10/01/36,	135,778	150,278
#G01717, 6.500%, due 11/01/29,	71,516	83,581
Federal National Mortgage Association,[5]
0.375%, due 12/21/15	830,000	829,019
Federal National Mortgage Association Pools,[5]
#AK7377, 3.000%, due 03/01/27,	449,476	475,152
#AP1589, 3.000%, due 08/01/27,	118,262	125,461
#AP7537, 3.000%, due 09/01/27,	358,957	380,809
3.000%, TBA	75,000	78,853
3.000%, TBA	225,000	232,066
3.500%, TBA	200,000	211,188
3.500%, TBA	250,000	263,359
4.000%, TBA	250,000	266,524
4.000%, TBA	225,000	239,590
5.000%, TBA	325,000	352,066
6.000%, TBA	100,000	109,531
#AP3098, 3.500%, due 10/01/42,	122,343	130,074
#AQ0600, 3.500%, due 10/01/42,	124,030	132,022
#AB2331, 4.000%, due 02/01/41,	132,171	141,014
#AH4568, 4.000%, due 03/01/41,	126,332	134,745
#AE9202, 4.000%, due 09/01/41,	499,266	532,670
#AE0106, 4.500%, due 06/01/40,	1,744	1,878
#AI2472, 4.500%, due 05/01/41,	148,116	159,884
#AI6578, 4.500%, due 07/01/41,	393,315	424,563
#AJ1415, 4.500%, due 09/01/41,	233,211	251,739
#890209, 5.000%, due 05/01/40,	269,231	292,189
#AD9114, 5.000%, due 07/01/40,	339,172	373,372
#AJ1422, 5.000%, due 09/01/41,	290,828	320,171
#688066, 5.500%, due 03/01/33,	155,260	174,782
#688314, 5.500%, due 03/01/33,	183,093	205,474
#802481, 5.500%, due 11/01/34,	302,898	336,347
#408267, 6.000%, due 03/01/28,	18,530	21,219
#323715, 6.000%, due 05/01/29,	13,343	14,828
#522564, 6.000%, due 07/01/29,	34,625	38,599
#676733, 6.000%, due 01/01/33,	126,721	142,536

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United States—(continued)
#708631, 6.000%, due 06/01/33,	$34,070	$39,014
#AE0405, 6.000%, due 08/01/37,	156,280	173,203
#831730, 6.500%, due 09/01/36,	136,095	152,744
#253824, 7.000%, due 03/01/31,	7,666	9,022
Federal National Mortgage Association Pools Re-REMIC,[5]
Series 2005-29, Class KA,
4.500%, due 02/25/35	64,267	66,928
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.474%, due 02/25/35[3]	48,392	46,405
Government National Mortgage Association Pools,
3.000%, TBA	250,000	260,625
3.500%, TBA	550,000	591,594
3.500%, TBA	125,000	133,652
3.500%, TBA	400,000	428,937
4.000%, TBA	100,000	108,988
4.000%, TBA	175,000	190,347
4.500%, TBA	225,000	245,988
4.500%, TBA	150,000	163,805
5.000%, TBA	175,000	190,313
#738970, 3.500%, due 11/15/26,	161,305	172,437
#G2 5256, 3.500%, due 12/20/26,	277,534	296,557
#G2 AB2784, 3.500%, due 08/20/42,	513,479	555,312
#G2 AB2302, 3.500%, due 09/20/42,	24,070	25,888
#G2 5107, 4.000%, due 07/20/26,	299,224	324,382
#G2 779424, 4.000%, due 06/20/42,	118,718	131,726
#G2 779425, 4.000%, due 06/20/42,	118,482	131,463
#AA8267, 4.000%, due 07/15/42,	118,860	131,884
#AA0785, 4.000%, due 08/15/42,	49,414	54,828
#G2 2687, 6.000%, due 12/20/28,	23,893	27,058
#G2 2794, 6.000%, due 08/20/29,	73,543	83,285
#G2 4245, 6.000%, due 09/20/38,	86,476	98,979
Total United States mortgage & agency debt securities		14,425,463
Total mortgage & agency debt securities (cost $15,410,456)		15,682,299

Municipal bonds—1.50%
Chicago Transit Authority,
Series 2008-A,
6.899%, due 12/01/40	50,000	61,758
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	110,000	108,671
Los Angeles Unified School District,
6.758%, due 07/01/34	110,000	149,298

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
State of California, GO,
7.300%, due 10/01/39	$90,000	$125,428
State of Illinois, GO,
5.877%, due 03/01/19	100,000	115,081
Total municipal bonds (cost $464,884)		560,236

US government obligations—11.98%
US Treasury Bills,
0.067%, due 06/20/13[6]	200,000	199,972
US Treasury Bonds,
2.750%, due 11/15/42	885,000	820,284
3.125%, due 02/15/43	480,000	480,900
US Treasury Notes,
0.125%, due 12/31/14	200,000	199,656
0.250%, due 11/30/14[2]	325,000	325,127
0.250%, due 01/31/15	350,000	350,082
0.250%, due 02/28/15	475,000	475,037
0.750%, due 12/31/17[2]	500,000	500,664
0.750%, due 02/28/18	425,000	424,901
0.875%, due 01/31/18[2]	80,000	80,519
2.000%, due 02/15/23[2]	610,000	617,720
Total US government obligations (cost $4,478,432)		4,474,862
Total bonds (cost $34,033,232)		34,927,728

	Shares
Investment company—4.38%
UBS High Yield Relationship Fund*7 (cost $1,600,000)	51,148	1,634,182

Short-term investments—12.99%
Investment company—12.99%
UBS Cash Management Prime Relationship Fund[7] (cost $4,852,359)	4,852,359	4,852,359

	Number of contracts
Options purchased*—0.12%
Call options—0.04%
30 Year US Treasury Bonds, strike @ USD 143.00, expires May 2013	8	16,875

Put options—0.08%
30 Year US Treasury Bonds, strike @ USD 143.00, expires May 2013	8	5,125
30 Year US Treasury Bonds, strike @ USD 144.00, expires June 2013	12	19,500
Euro-Schatz, strike @ EUR 110.70, expires June 2013	34	3,704
		28,329
Total options purchased (cost $61,715)		45,204

	Shares
Investment of cash collateral from securities loaned—0.03%
UBS Private Money Market Fund LLC[7] (cost $11,575)	11,575	11,575
Total investments—111.02% (cost $40,558,881)		41,471,048
Liabilities, in excess of cash and other assets—(11.02%)		(4,116,311)
Net assets 100.00%		$37,354,737

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$999,304
Gross unrealized depreciation	(87,137)
Net unrealized appreciation of investments	$912,167

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
GSI	GBP	270,000	USD	405,591	06/11/13	$(4,508)
JPMCB	GBP	480,000	USD	722,088	06/11/13	(6,977)
JPMCB	JPY	123,600,000	USD	1,321,867	06/11/13	8,207
RBS	USD	660,000	JPY	62,895,558	06/11/13	8,474
Net unrealized appreciation on forward foreign currency contracts						$5,196

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
2 Year US Treasury Notes, 22 contracts (USD)	June 2013	$4,850,161	$4,849,969	$(192)
5 Year US Treasury Notes, 38 contracts (USD)	June 2013	4,709,437	4,714,078	4,641
US Treasury futures sell contracts:
US Long Bond, 1 contract (USD)	June 2013	(143,312)	(144,469)	(1,157)
US Ultra Bond Futures, 2 contracts (USD)	June 2013	(317,278)	(315,187)	2,091
10 Year US Treasury Notes, 8 contracts (USD)	June 2013	(1,052,941)	(1,055,875)	(2,934)
Net unrealized appreciation on futures contracts				$2,449

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	USD	5,555,000	03/31/15	0.420%	3 month USD LIBOR	$—	$1,112	$1,112
JPMCB	USD	20,000,000	02/12/16	0.825	3 month USD LIBOR	—	(24,704)	(24,704)
JPMCB	USD	4,890,000	08/31/17	0.830	3 month USD LIBOR	—	2,252	2,252
MLI	CAD	20,000,000	02/08/16	3 month BA	1.785%	—	25,751	25,751
						$—	$4,411	$4,411

Credit default swaps on corporate issues – buy protection9

Counterparty	Referenced Obligation[10]	Notional amount		Termination date	Payments made by the Fund[8]	Upfront payments made	Value	Unrealized depreciation
MSC	Deutsche Bank AG, 5.125%, due 8/31/17	EUR	140,000	06/20/17	1.000%	$(6,257)	$519	$(5,738)

Credit default swaps on credit indices – buy protection9

Counterparty	Referenced Index[10]	Notional amount		Termination date	Payments made by the Fund[8]	Upfront payments received	Value	Unrealized depreciation
JPMCB	CDX.NA.IG.Series 19 Index	USD	1,000,000	12/20/17	1.000%	$998	$(8,626)	$(7,628)

Credit default swaps on credit indices – sell protection11

Counterparty	Referenced Index[10]	Notional amount		Termination date	Payments received by the Fund[8]	Upfront payments received	Value	Unrealized appreciation	Credit spread[12]
CITI	MCDX.NA.Series 19 Index	USD	1,000,000	12/20/17	1.000%	$26,630	$(6,583)	$20,047	1.161%

Total return swap agreements13

Counterparty	Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]		Upfront payment	Value	Unrealized appreciation
JPMCB	GBP	234,000	06/25/13	3 month GBP LIBOR	—	[14]	$—	$5,446	$5,446

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
30 Year US Treasury Bonds, 12 contracts, strike @ USD 147.00	June 2013	$12,355	$(10,312)
Euro-Schatz, 34 contracts, strike @ EUR 110.80	June 2013	5,209	(6,320)
Put options
30 Year US Treasury Bonds, 12 contracts, strike @ USD 141.00	June 2013	17,229	(7,687)
Euro-Schatz, 34 contracts, strike @ EUR 110.20	June 2013	613	(436)
Total options written		$35,406	$(24,755)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2012	158	$12,688
Options written	371	47,096
Options terminated in closing purchase transactions	(358)	(19,521)
Options expired prior to exercise	(79)	(4,857)
Options outstanding at March 31, 2013	92	$35,406

Swaptions activity for the period ended March 31, 2013 was as follows:

Swaptions outstanding at June 30, 2012		$—
Swaptions written		13,500
Swaptions terminated in closing purchase transactions		(13,500)
Swaptions expired prior to exercise
Swaptions outstanding at March 31, 2013		$—

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$10,790,796	$—	$10,790,796
Asset-backed securities	—	376,020	—	376,020
Commercial mortgage-backed securities	—	3,043,515	—	3,043,515
Mortgage & agency debt securities	—	15,682,299	—	15,682,299
Municipal bonds	—	560,236	—	560,236
US government obligations	—	4,474,862	—	4,474,862
Investment companies	—	1,634,182	—	1,634,182
Short-term investments	—	4,852,359	—	4,852,359
Options purchased	45,204	—	—	45,204
Investment of cash collateral from securities loaned	—	11,575	—	11,575
Forward foreign currency contracts, net	—	5,196	—	5,196
Futures contracts, net	2,449	—	—	2,449
Swap agreements, net	—	(4,833)	—	(4,833)
Options written	(24,755)	—	—	(24,755)
Total	$22,898	$41,426,207	$—	$41,449,105

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $2,783,370 or 7.45% of net assets.

2                 Security, or portion thereof, was on loan at March 31, 2013.

3                 Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.

4                 Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.

5                 On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6                 Interest rate shown is the discount rate at date of purchase.

7                 The table below details the Fund’s investments in funds advised by the same advisor as the Fund.  The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Core Plus Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

Security description	Value 06/30/12	Purchases during the nine months ended 03/31/13	Sales during the nine months ended 03/31/13	Net realized gain during the nine months ended 03/31/13	Change in net unrealized (depreciation) during the nine months ended 03/31/13	Value 03/31/13	Net income earned from affiliate for the nine months ended 03/31/13
UBS Cash Management Prime Relationship Fund	$4,601,792	$20,991,182	$20,740,615	$—	$—	$4,852,359	$6,966
UBS Private Money Market Fund LLC[a]	37,795	3,321,744	3,347,964	—	—	11,575	57
UBS High Yield Relationship Fund	227,983	2,500,000	1,158,569	48,570	16,198	1,634,182	—
	$4,867,570	$26,812,926	$25,247,148	$48,570	$16,198	$6,498,116	$7,023

a                    The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

8                 Payments made or received are based on the notional amount.

9                 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

10          Payments from/to the counterparty will be received/made upon the occurrence of a bankruptcy and/or restructuring event with respect to the referenced index/obligation.

11          If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

12          Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spread are unaudited.

13          Security is illiquid. At March 31, 2013, the value of these securities and other illiquid derivative instruments amounted to $5,446 or 0.01% of net assets.

14          Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.

UBS Emerging Markets Debt Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Commercial banks	5.14%
Diversified financial services	6.80
Electric utilities	0.83
Oil, gas & consumable fuels	6.33
Road & rail	0.90
Total corporate bonds	20.00%
Non-US government obligations	65.78
Structured notes	3.16
Total bonds	88.94%
Short-term investment	5.14
Options purchased	0.08
Total investments	94.16%
Cash and other assets, less liabilities	5.84
Net assets	100.00%

1 Figures represent the direct investments of UBS Emerging Markets Debt Fund (excluding derivatives exposure). Figures might be different if a breakdown of underlying investment companies and derivatives exposure was included.

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
Bonds—88.94%
Corporate bonds—20.00%
Brazil—1.66%
Banco do Brasil SA,
5.875%, due 01/26/22[1]		$200,000	$214,500
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		200,000	212,000
Total Brazil corporate bonds			426,500

Indonesia—1.26%
Pertamina Persero PT,
5.250%, due 05/23/21[1]		300,000	322,875

Kazakhstan—0.90%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[2]		200,000	232,500

Malaysia—0.78%
Malayan Banking Bhd,
3.250%, due 09/20/22[3]		200,000	201,300

Mexico—3.04%
Petroleos Mexicanos,
4.875%, due 03/15/15		200,000	214,500
4.875%, due 01/24/22		300,000	331,200
6.500%, due 06/02/41		200,000	236,000
Total Mexico corporate bonds			781,700

Peru—0.83%
Corp Financiera Desarrollo,
4.750%, due 02/08/22[1]		200,000	213,834

Russia—7.86%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.175%, due 05/16/13[1]		250,000	251,650
7.750%, due 05/29/18[1]		250,000	291,563
8.625%, due 02/17/17[1]	RUB	21,000,000	700,237
Sberbank of Russia,
5.180%, due 06/28/19[1]		$250,000	267,200
5.717%, due 06/16/21[1]		200,000	217,500
VEB Finance Ltd.,
6.902%, due 07/09/20[1]		250,000	290,312
Total Russia corporate bonds			2,018,462

Singapore—0.82%
Oversea-Chinese Banking Corp. Ltd.,
3.750%, due 11/15/22[3]		200,000	209,560

Turkey—0.82%
Turkiye Halk Bankasi AS,
4.875%, due 07/19/17[2]		200,000	210,000

Venezuela—2.03%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		50,000	48,500
9.000%, due 11/17/21[1]		300,000	285,000
9.750%, due 05/17/35[1]		200,000	189,500
Total Venezuela corporate bonds			523,000
Total corporate bonds (cost $4,988,006)			5,139,731

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Non-US government obligations—65.78%
Argentina—1.59%
Republic of Argentina,
6.370%, due 12/15/35[3,4]		$1,480,000	$53,838
7.000%, due 10/03/15	40,000		33,440
8.280%, due 12/31/33	273,500		143,587
8.750%, due 06/02/17	100,000		73,000
10.455%, due 12/15/35	1,400,000		49,528
Series VII, 7.000%, due 09/12/13	55,000		54,236
			407,629
Belarus—1.03%
Republic of Belarus,
8.750%, due 08/03/15[1]	100,000		104,000
8.950%, due 01/26/18[1]	150,000		159,750
			263,750
China—0.93%
China Government Bond,
1.400%, due 08/18/16[1]	CNY	500,000	78,046
2.560%, due 06/29/17[1]	1,000,000		161,724
			239,770
Colombia—1.85%
Republic of Colombia,
6.125%, due 01/18/41		$110,000	138,325
9.850%, due 06/28/27	COP	400,000,000	337,668
			475,993
Croatia—0.43%
Republic of Croatia,
6.750%, due 11/05/19[1]		$100,000	109,750

Dominican Republic—0.44%
Republic of Dominica,
7.500%, due 05/06/21[1]	100,000		112,000

El Salvador—0.45%
Republic of El Salvador,
7.650%, due 06/15/35[1]	100,000		114,750

Hungary—2.32%
Government of Hungary,
6.250%, due 01/29/20	100,000		103,000
6.750%, due 02/24/17	HUF	100,000,000	442,142
7.625%, due 03/29/41		$50,000	50,750
			595,892
Indonesia—5.67%
Republic of Indonesia,
5.875%, due 03/13/20[1]	100,000		115,880
6.625%, due 02/17/37[1]	200,000		247,750
7.000%, due 05/15/22	IDR	6,000,000,000	685,750
8.500%, due 10/12/35[1]		$275,000	407,687
			1,457,067
Lithuania—0.43%
Republic of Lithuania,
5.125%, due 09/14/17[1]	100,000		111,157

Malaysia—5.49%
Government of Malaysia,
3.197%, due 10/15/15	MYR	700,000	226,774
3.434%, due 08/15/14	1,000,000		325,141
3.580%, due 09/28/18	2,200,000		719,752
4.392%, due 04/15/26	400,000		138,834
			1,410,501

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Mexico—7.30%
Mexican Udibonos,
4.000%, due 11/15/40	MXN	4,944,723	$544,848
Series M 6.500%, due 06/10/21	900,000		80,888
Mexico Cetes,
4.863%, due 09/19/13[5]	35,000,000		277,870
5.035%, due 04/04/13[5]	97,000,000		785,333
United Mexican States,
6.050%, due 01/11/40	$150,000		186,000
			1,874,939
Mongolia—1.52%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]	200,000		205,000
Mongolia Government International Bond,
5.125%, due 12/05/22[2]	200,000		185,750
			390,750
Montenegro—0.77%
Republic of Montenegro,
7.250%, due 04/08/16	EUR	150,000	199,007

Nigeria—1.53%
Nigeria Government Bond,
15.100%, due 04/27/17	NGN	27,000,000	193,589
Nigeria Treasury Bills,
11.019%, due 01/23/14[6]	3,000,000		17,414
12.573%, due 04/25/13[6]	5,000,000		31,214
12.730%, due 09/05/13[6]	12,000,000		72,019
14.812%, due 11/07/13[6]	13,550,000		79,810
			394,046
Peru—3.21%
Peruvian Government International Bond,
5.625%, due 11/18/50	$100,000		119,250
7.840%, due 08/12/20[1]	PEN	1,450,000	705,451
			824,701
Philippines—2.15%
Republic of Philippines,
6.500%, due 01/20/20	$200,000		250,500
7.000%, due 01/27/16	PHP	11,000,000	302,775
			553,275
Poland—3.00%
Republic of Poland,
4.000%, due 10/25/23	PLN	150,000	46,322
5.000%, due 03/23/22	$50,000		57,119
5.750%, due 09/23/22	PLN	1,900,000	667,422
			770,863
Romania—0.91%
Government of Romania,
5.750%, due 01/27/16	RON	200,000	58,409
6.750%, due 02/07/22[1]	$150,000		174,375
			232,784
Russia—1.52%
Russian Federation,
7.600%, due 04/14/21	RUB	7,500,000	253,255
8.150%, due 02/03/27	4,000,000		138,207
			391,462

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
South Africa—4.46%
Republic of South Africa,
4.665%, due 01/17/24	$200,000		$213,750
6.750%, due 03/31/21	ZAR	3,000,000	330,977
7.000%, due 02/28/31	5,000,000		495,980
7.750%, due 02/28/23	ZAR	900,000	104,279
			1,144,986
Sri Lanka—1.44%
Republic of Sri Lanka,
6.250%, due 07/27/21[1]	$350,000		369,250

Thailand—3.54%
Government of Thailand,
1.231%, due 07/14/21	THB	14,503,677	511,478
3.580%, due 12/17/27	4,000,000		133,449
3.775%, due 06/25/32	8,000,000		264,808
			909,735
Turkey—9.54%
Export Credit Bank of Turkey,
5.875%, due 04/24/19[1]	$200,000		222,500
Government of Turkey,
8.339%, due 07/17/13[5]	TRY	1,500,000	814,743
9.500%, due 01/12/22	800,000		513,544
Republic of Turkey,
7.500%, due 11/07/19	$720,000		900,900
			2,451,687
Ukraine—0.84%
Government of Ukraine,
9.250%, due 07/24/17[2]	200,000		215,750

Venezuela—3.42%
Republic of Venezuela,
7.750%, due 10/13/19[1]	140,000		130,200
8.250%, due 10/13/24[1]	190,000		171,950
9.250%, due 09/15/27	100,000		98,000
9.250%, due 05/07/28[1]	300,000		285,750
9.375%, due 01/13/34	200,000		192,000
			877,900
Total Non-US government obligations (cost $16,594,140)			16,899,394

Structured notes—3.16%
Ghana—1.15%
Citigroup Funding, Inc.,
23.000%, due 08/23/17[2] (linked to Republic of Ghana, 23.000%, due 08/23/17)	500,000		296,375
Sri Lanka—2.01%
Citigroup Funding Inc,
8.000%, due 06/15/17[2] (linked to Sri Lanka Government Bonds, 8.000%, due 06/20/17)	LKR	10,000,000	70,349
Citigroup Funding Inc,
8.000%, due 06/15/17[2] (linked to Sri Lanka Government Bonds, 8.000%, due 06/20/17)	20,000,000		140,699
Citigroup Funding Inc,
8.500%, due 02/01/18[2] (linked to Sri Lanka Government Bonds, 8.500%, due 02/06/18)	10,000,000		69,224

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Citigroup Funding Inc,
8.500%, due 04/01/18[2] (linked to Sri Lanka Government Bonds, 8.500%, due 04/01/18)	LKR	34,000,000	$235,360
Total Sri Lanka structured notes			515,632
Total structured notes (cost $768,363)			812,007
Total bonds (cost $22,350,509)			22,851,132

	Shares
Short-term investment—5.14%
Investment company—5.14%
UBS Cash Management Prime Relationship Fund[7] (cost $1,320,259)	1,320,259		1,320,259

	Face amount covered by contracts
Options Purchased*—0.08%
Call Options—0.00%[8]
Foreign Exchange Option, Buy GBP/SGD, strike @ SGD 1.90, expires April 2013	GBP	250,000	292
Foreign Exchange Option, Buy GBP/SGD, strike @ SGD 1.92, expires April 2013	170,000		285
			577
Put Options—0.08%
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.40, expires June 2013	EUR	120,000	89
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.52, expires June 2013	120,000		792
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.54, expires June 2013	120,000		1,133
Foreign Exchange Option, Buy EUR/BRL, strike @ BRL 2.50, expires September 2013	450,000		4,062
Foreign Exchange Option, Buy EUR/ZAR strike @ ZAR 11.80, expires June 2013	120,000		2,859
Foreign Exchange Option, Buy GBP/MXN, strike @ MXN 18.80, expires September 2013	GBP	170,000	5,821
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.94, expires April 2013	$290,000		4
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 1.93, expires April 2013	340,000		4
Foreign Exchange Option, Buy USD/BRL, strike @ BRL 2.01, expires April 2013	240,000		1,165
Foreign Exchange Option, Buy USD/RUB, strike @ RUB 31.00, expires June 2013	140,000		912
Foreign Exchange Option, Buy USD/ZAR, strike @ ZAR 9.00, expires September 2013	160,000		2,898
			19,739
Total options purchased (cost $32,877)			20,316
Total investments—94.16% (cost $23,703,645)			24,191,707
Cash and other assets, less liabilities—5.84%			1,500,502
Net assets—100.00%			$25,692,209

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$998,286
Gross unrealized depreciation	(510,224)
Net unrealized appreciation of investments	$488,062

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	GBP	59,667	SGD	114,000	04/19/13	$1,261
BB	GBP	195,771	SGD	367,000	04/19/13	(1,537)
BB	PEN	1,000,000	USD	385,356	06/14/13	22
BB	SGD	203,000	GBP	108,095	04/05/13	578
BB	SGD	16,000	GBP	8,382	04/19/13	(165)
BB	SGD	64,000	GBP	34,190	04/19/13	344
BB	USD	28,108	ARS	156,000	06/11/13	(971)
BB	USD	23,830	CLP	11,430,000	06/14/13	159
BB	USD	822,855	CNY	5,170,000	06/14/13	5,645
BB	USD	190,794	COP	347,150,000	06/14/13	(1,827)
BB	USD	252,645	HUF	58,500,000	06/14/13	(8,331)
BB	USD	264,701	INR	14,720,000	06/14/13	2,021
BB	USD	523,060	KRW	570,449,200	06/14/13	(12,385)
BB	USD	143,410	MXN	1,779,000	04/02/13	622
BB	USD	148,469	RUB	4,630,000	06/14/13	(1,407)
CSI	BRL	243,000	USD	120,476	04/25/13	532
CSI	EUR	108,000	USD	139,572	04/02/13	1,132
CSI	EUR	208,000	USD	269,150	04/04/13	2,521
CSI	INR	14,880,000	USD	269,097	06/14/13	(524)
CSI	MXN	888,000	USD	72,056	04/02/13	162
CSI	MXN	4,499,000	USD	362,214	04/02/13	(2,035)
CSI	USD	14,054	ARS	78,000	06/11/13	(485)
CSI	USD	59,871	BRL	121,000	04/25/13	(146)
CSI	USD	60,099	BRL	122,000	04/25/13	120
CSI	USD	50,327	BRL	100,000	06/14/13	(1,267)
CSI	USD	135,464	EUR	105,000	04/02/13	(870)
CSI	USD	3,831	EUR	3,000	04/02/13	14
CSI	USD	133,991	EUR	100,000	04/18/13	(5,793)
CSI	USD	172,674	HUF	40,000,000	06/14/13	(5,622)
CSI	USD	455,070	IDR	4,457,410,000	06/14/13	(726)
CSI	USD	421,991	MXN	5,218,000	04/02/13	469
DB	GBP	124,943	SGD	237,000	04/05/13	1,236
DB	MXN	1,610,000	USD	129,995	04/02/13	(354)
DB	MXN	3,870,000	USD	310,148	06/14/13	(993)
DB	PLN	1,600,000	USD	489,701	06/14/13	1,270
DB	SGD	32,000	GBP	16,896	04/05/13	(128)
DB	SGD	2,000	USD	1,611	04/05/13	(2)
DB	USD	567,161	THB	16,930,000	06/14/13	8,331
DB	USD	515,551	TWD	15,250,000	06/14/13	(4,781)
DB	USD	563,011	ZAR	5,190,000	06/14/13	(4,209)
GS	PHP	1,010,000	USD	51,714	06/14/13	650
GS	TRY	440,000	USD	239,612	06/14/13	(1,294)
GS	TRY	120,000	USD	66,068	06/14/13	367
GS	USD	14,054	ARS	78,000	06/11/13	(485)
GS	USD	934	MXN	12,000	06/14/13	31
GS	USD	122,181	MYR	382,000	06/14/13	560
GS	USD	520,428	PLN	1,670,000	06/14/13	(10,628)
JPMCB	USD	28,036	ARS	157,000	06/11/13	(725)

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
MSCI	EUR	255,000	USD	340,227	04/18/13	$13,322
RBS	EUR	210,000	USD	272,371	04/18/13	3,155
RBS	USD	41,986	ARS	234,000	06/11/13	(1,280)
Net unrealized depreciation on forward foreign currency contracts						$(24,446)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation
US Treasury futures buy contracts:
US Long Bond, 9 contracts (USD)	June 2013	$1,299,171	$1,300,219	$1,048
5 Year US Treasury Notes, 7 contracts (USD)	June 2013	867,541	868,383	842
10 Year US Treasury Notes, 3 contracts (USD)	June 2013	394,083	395,953	1,870
Net unrealized appreciation on futures contracts				$3,760

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments	Value	Unrealized depreciation
BB	MYR	1,150,000	08/23/22	3 month KLIBOR	3.880%	$—	$(3,878)	$(3,878)
DB	BRL	865,272	01/02/17	1 Day CDI	8.645	—	(3,169)	(3,169)
DB	MYR	950,000	08/23/22	3 month KLIBOR	3.860	—	(3,455)	(3,455)
							$(10,502)	$(10,502)

Currency swap agreements10

	Pay		Receive		Termination	Pay	Receive	Upfront		Unrealized
Counterparty	contract		contract		date	rate[9]	rate[9]	payments	Value	depreciation
BB	PHP	8,238,200	USD	200,614	12/18/15	1.300%	6 month USD LIBOR	$—	$(3,108)	$(3,108)

Credit default swaps on credit indices—buy protection11

Counterparty	Referenced Index[12]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments received	Value	Unrealized appreciation
BB	CDX.EM.Series 18 Index	USD	150,000	12/20/17	5.000%	$16,694	$(15,444)	$1,250
DB	CDX.EM.Series 17 Index	USD	150,000	06/20/17	5.000	14,356	(13,823)	533
GSI	CDX.EM.Series 18 Index	USD	400,000	12/20/17	5.000	43,202	(41,186)	2,016
MLI	CDX.EM.Series 18 Index	USD	150,000	12/20/17	5.000	16,258	(15,444)	814
						$90,510	$(85,897)	$4,613

Credit default swaps on sovereign issues—sell protection13

Counterparty	Referenced Obligation[12]	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments received	Value	Unrealized appreciation	Credit spread[14]

BB	Russian Federation bond, 2.250%, due 03/31/30	USD	300,000	12/20/22	1.000%	$27,523	$(26,647)	$876	2.072%

GSI	United Mexican States bond, 5.950%, due 03/19/19	USD	250,000	09/20/22	1.000	15,632	(7,290)	8,342	1.347

GSI	Federative Republic of Brazil bond, 12.250%, due 03/06/30	USD	250,000	09/20/22	1.000	19,720	(15,418)	4,302	1.749
						$62,875	$(49,355)	$13,520

Total return swap agreements10

Counterparty	Notional amount		Termination date	Payments received by the Fund		Upfront payments made[16]	Value	Unrealized appreciation
BB	BRL	830,000	07/26/13	—	[15]	$(1,177,360)	$1,208,756	$31,396

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
Foreign Exchange Option, Sell USD/BRL, USD 90,000 face amount covered by contracts, strike @ BRL 1.96	April 2013	$905	$(2,605)
Foreign Exchange Option, Sell USD/BRL, USD 210,000 face amount covered by contracts, strike @ BRL 2.05	May 2013	2,251	(2,339)
Foreign Exchange Option, Sell USD/BRL, USD 150,000 face amount covered by contracts, strike @ BRL 2.03	May 2013	1,913	(2,088)
Foreign Exchange Option, Sell USD/BRL, USD 120,000 face amount covered by contracts, strike @ BRL 2.03	June 2013	1,050	(1,941)
Put options
Foreign Exchange Option, Sell EUR/BRL, EUR 450,000 face amount covered by contracts, strike @ BRL 2.40	September 2013	2,098	(1,321)
Foreign Exchange Option, Sell EUR/ZAR, EUR 240,000 face amount covered by contracts, strike @ ZAR 11.20	June 2013	1,283	(1,290)
Foreign Exchange Option, Sell GBP/MXN, GBP 250,000 face amount covered by contracts, strike @ MXN 17.90	September 2013	2,760	(2,795)
Foreign Exchange Option, Sell USD/BRL, USD 290,000 face amount covered by contracts, strike @ BRL 1.91	April 2013	293	—
Foreign Exchange Option, Sell USD/BRL, USD 340,000 face amount covered by contracts, strike @ BRL 1.90	April 2013	383	—
Foreign Exchange Option, Sell USD/BRL, USD 480,000 face amount covered by contracts, strike @ BRL 1.97	April 2013	1,169	(499)
Foreign Exchange Option, Sell USD/BRL, USD 240,000 face amount covered by contracts, strike @ BRL 2.44	June 2013	683	(515)
Foreign Exchange Option, Sell USD/RUB, USD 280,000 face amount covered by contracts, strike @ RUB 30.00	June 2013	848	(292)
Foreign Exchange Option, Sell USD/ZAR, USD 320,000 face amount covered by contracts, strike @ ZAR 8.40	September 2013	1,603	(1,385)
Total options written		$17,239	$(17,070)

UBS Emerging Markets Debt Fund

Portfolio of investments – March 31, 2013 (unaudited)

Foreign exchange option activity for the period ended March 31, 2013 was as follows:

Premiums received
Foreign exchange options outstanding at June 30, 2012	$—
Foreign exchange options written	2,297
Foreign exchange options terminated in closing purchase transactions	14,942
Foreign exchange options expired prior to exercise	—
Foreign exchange options outstanding at March 31, 2013	$17,239

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$5,139,731	$—	$5,139,731
Non-US government obligations	—	16,899,394	—	16,899,394
Structured notes	—	812,007	—	812,007
Short-term investments	—	1,320,259	—	1,320,259
Options purchased	—	20,316	—	20,316
Forward foreign currency contracts, net	—	(24,446)	—	(24,446)
Futures contracts, net	3,760	—	—	3,760
Swap agreements, net	—	1,059,894	—	1,059,894
Options written	—	(17,070)	—	(17,070)
Total	$3,760	$25,210,085	$—	$25,213,845

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio Footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of these securities amounted to $7,387,641 or 28.75% of net assets.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $1,656,007 or 6.44% of net assets.

3	Variable or floating rate security — the interest rate shown is the current rate as of March 31, 2013 and changes periodically.
4	Security has yet to make its first payment. Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
5	Rate shown is the discount rate at the date of purchase.
6	Interest rate shown is the discount rate at the date of purchase.
7	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	period ended	period ended	Value	period ended
Security description	7/23/2012[a]	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$—	$28,961,476	$27,641,217	$1,320,259	$3,253

a Fund commenced operations on July 23, 2012.

8	Amount represents less than 0.005%.
9	Payments made or received are based on the notional amount.
10	Security is illiquid. At March 31, 2013, the value of these securities and other illiquid derivative instruments amounted to $1,205,648 or 4.69% of net assets.
11

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12	Payments from/to the counterparty will be received/made upon the occurrence of a bankruptcy and/or restructuring event with respect to the referenced index/obligation.
13

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

14

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

15	Payment is based on the performance of the underlying Brazilian Government 6.000% bond, due 08/15/50.
16	Payment made to fully fund swap.

UBS Fixed Income Opportunities Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Building materials	2.27%
Capital markets	1.57
Chemicals	0.13
Commercial banks	8.10
Computers & peripherals	0.36
Construction & engineering	0.19
Consumer finance	4.41
Containers & packaging	1.02
Diversified financial services	11.66
Diversified telecommunication services	0.67
Electronic equipment, instruments & components	1.32
Energy	0.65
Health care providers & services	0.46
Hotels, restaurants & leisure	2.26
Insurance	1.30
IT services	0.36
Leisure equipment & products	0.39
Machinery	1.48
Media	1.98
Metals & mining	1.44
Multi-utilities	0.38
Oil, gas & consumable fuels	4.86
Real estate investment trust (REIT)	0.21
Real estate management & development	0.75
Semiconductors & semiconductor equipment	0.33
Telecommunications	0.28
Trading companies & distributors	1.20
Total corporate bonds	50.03%
Asset-backed securities	2.66
Collateralized debt obligations	2.57
Commercial mortgage-backed securities	6.87
Mortgage & agency debt securities	0.93
Municipal bonds	2.19
US government obligations	9.75
Non-US government obligation	0.34
Total bonds	75.34%
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	19.71
Short-term investment	8.37
Options purchased	4.43
Total investments	107.85%
Liabilities, in excess of cash and other assets	(7.85)
Net assets	100.00%

1 Figures represent the direct investments of UBS Fixed Income Opportunities Fund (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment company and derivatives exposure was included.

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Bonds—75.34%
Corporate bonds—50.03%
Australia—1.78%
Crown Group Finance Ltd.,
5.750%, due 07/18/17	AUD	370,000	$394,148
Sydney Airport Finance Co. Pty Ltd.,
3.900%, due 03/22/23[1]	$730,000		741,524
8.000%, due 07/06/15	AUD	500,000	558,296
Total Australia corporate bonds			1,693,968

Brazil—1.66%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	$520,000		504,400
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,000,000		1,078,920
Total Brazil corporate bonds			1,583,320

Cayman Islands—0.89%
Evergrande Real Estate Group Ltd.,
13.000%, due 01/27/15[2]	175,000		190,312
Fantasia Holdings Group Co. Ltd.,
10.750%, due 01/22/20[2]	315,000		313,456
Seagate Technology HDD Holdings,
6.800%, due 10/01/16	300,000		339,000
Total Cayman Islands corporate bonds			842,768

China—0.22%
Gemdale International Investment Ltd.,
7.125%, due 11/16/17	200,000		207,703

Germany—1.60%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[2]	EUR	500,000	809,078
Unitymedia GmbH,
9.625%, due 12/01/19[2]	500,000		713,093
Total Germany corporate bonds			1,522,171

Ireland—1.91%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[2]	700,000		969,079
The Governor & Co. of the Bank of Ireland,
4.000%, due 01/28/15	250,000		328,474
5.875%, due 05/03/13	400,000		514,404
Total Ireland corporate bonds			1,811,957

Italy—0.28%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[2]	200,000		270,470

Luxembourg—2.11%
ArcelorMittal,
5.000%, due 02/25/17	$400,000		418,600
6.000%, due 03/01/21	900,000		946,223
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21	575,000		639,688
Total Luxembourg corporate bonds			2,004,511

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Mexico—1.42%
Cemex Finance LLC,
9.500%, due 12/14/16[1]	$1,250,000		$1,353,125

Netherlands—0.73%
Ziggo Bond Co. BV,
8.000%, due 05/15/18[2]	EUR	500,000	690,597

Norway—2.04%
Eksportfinans ASA,
1.600%, due 03/20/14	JPY	124,000,000	1,283,005
5.500%, due 05/25/16	$380,000		394,732
5.500%, due 06/26/17	250,000		259,250
Total Norway corporate bonds			1,936,987

Portugal—1.57%
EDP Finance BV,
4.750%, due 09/26/16	EUR	750,000	994,559
4.900%, due 10/01/19[1]	$500,000		502,500
Total Portugal corporate bonds			1,497,059

Singapore—0.49%
Flextronics International Ltd.,
5.000%, due 02/15/23[1]	470,000		468,825

Spain—2.59%
BBVA US Senior SAU,
4.664%, due 10/09/15	660,000		676,812
Cirsa Funding Luxembourg SA,
8.750%, due 05/15/18[2]	EUR	300,000	375,903
Santander US Debt SA Unipersonal,
3.724%, due 01/20/15[1]	$1,400,000		1,415,218
Total Spain corporate bonds			2,467,933

United Kingdom—3.05%
Barclays Bank PLC,
6.050%, due 12/04/17[1]	200,000		222,923
FCE Bank PLC,
5.125%, due 11/16/15	GBP	500,000	816,705
HBOS PLC,
6.750%, due 05/21/18[1]	$400,000		444,588
Lloyds TSB Bank PLC,
6.500%, due 03/24/20	EUR	1,000,000	1,415,975
Total United Kingdom corporate bonds			2,900,191

United States—27.69%
Airgas, Inc.,
2.375%, due 02/15/20	$125,000		124,731
Ally Financial, Inc.,
3.125%, due 01/15/16	210,000		212,625
3.558%, due 06/15/15[3]	1,140,000		1,065,900
American International Group, Inc.,
4.375%, due 04/26/16	EUR	400,000	553,759
5.000%, due 06/26/17	200,000		288,357
Amsouth Bank,
5.200%, due 04/01/15	$450,000		479,502
Caesars Entertainment Operating Co., Inc.,
11.250%, due 06/01/17	750,000		797,813
Case New Holland, Inc.,
7.875%, due 12/01/17	1,200,000		1,404,000

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
United States—(Continued)
CIT Group, Inc.,
4.250%, due 08/15/17		$250,000	$261,250
5.000%, due 05/15/17		500,000	536,250
5.250%, due 04/01/14[1]		900,000	934,875
Citigroup, Inc.,
0.859%, due 05/31/17[4]	EUR	1,600,000	1,940,721
5.000%, due 09/15/14		$750,000	787,522
CMS Energy Corp.,
8.750%, due 06/15/19		270,000	364,406
DISH DBS Corp.,
7.875%, due 09/01/19		990,000	1,173,150
El Paso Corp.,
7.250%, due 06/01/18		900,000	1,032,630
Energy Transfer Partners LP,
6.050%, due 06/01/41		680,000	736,268
9.000%, due 04/15/19		270,000	355,733
Fidelity National Financial, Inc.,
5.500%, due 09/01/22		110,000	124,872
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20		850,000	1,073,221
General Motors Financial Co., Inc.,
4.750%, due 08/15/17[1]		320,000	333,737
HCA, Inc.,
7.875%, due 02/15/20		400,000	442,000
International Lease Finance Corp.,
8.625%, due 09/15/15		1,000,000	1,137,500
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16		750,000	815,498
Linn Energy LLC,
6.250%, due 11/01/19[1]		600,000	613,500
Markel Corp.,
3.625%, due 03/30/23		150,000	150,569
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23		310,000	312,204
Merrill Lynch & Co., Inc.,
4.625%, due 09/14/18	EUR	790,000	1,078,485
6.400%, due 08/28/17		$1,000,000	1,173,692
Morgan Stanley,
6.625%, due 04/01/18		1,250,000	1,494,253
Plains Exploration & Production Co.,
6.500%, due 11/15/20		370,000	408,850
6.875%, due 02/15/23		170,000	192,525
Prudential Financial, Inc.,
5.200%, due 03/15/44[4]		110,000	110,275
Regions Financial Corp.,
5.750%, due 06/15/15		250,000	271,275
7.750%, due 11/10/14		340,000	374,843
Sanmina-SCI Corp.,
7.000%, due 05/15/19[1]		760,000	794,200
SLM Corp.,
3.875%, due 09/10/15		670,000	697,663
URS Corp.,
3.850%, due 04/01/17[1]		170,000	176,669
Ventas Realty LP/Ventas Capital Corp.,
2.700%, due 04/01/20		200,000	200,664
Western Union Co.,
2.375%, due 12/10/15		340,000	346,033

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United States—(Concluded)
Wyndham Worldwide Corp.,
3.900%, due 03/01/23	$960,000	$963,139
Total United States corporate bonds		26,335,159
Total corporate bonds (cost $46,399,439)		47,586,744

Asset-backed securities—2.66%
United States—2.66%
Accredited Mortgage Loan Trust,
Series 2006-1, Class A3,
0.384%, due 04/25/36[4]	270,266	253,046
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A2A,
0.354%, due 08/25/36[4]	576,524	533,171
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2005-FF10, Class A4,
0.524%, due 11/25/35[4]	883,775	873,080
Saxon Asset Securities Trust,
Series 2006-2, Class A3C,
0.354%, due 09/25/36[4]	1,018,319	875,862
Total asset-backed securities (cost $2,242,746)		2,535,159

Collateralized debt obligations—2.57%
Cayman Islands—1.87%
Denali Capital CLO X Ltd.,
Series 2013-1A, Class A3L,
3.181%, due 04/28/25[1,4]	550,000	546,205
Galaxy CLO Ltd.,
Series 2013-15A, Class C,
2.881%, due 04/15/25[1,4]	500,000	483,750
Marathon CLO V Ltd.,
Series 2013-5A, Class A2A,
2.639%, due 02/21/25[1,4]	400,000	400,722
Race Point CLO Ltd.,
Series 2013-8A, Class C,
3.089%, due 02/20/25[1,4]	350,000	345,416
Total Cayman Islands collateralized debt obligations		1,776,093

United Kingdom—0.70%
Jubilee CDO BV,
Series IIIX, Class A1,
0.804%, due 04/20/17[2,4]	26,685	34,191
Series IIIX, Class A2,
1.304%, due 04/20/17[2,4]	500,000	636,519
Total United Kingdom collateralized debt obligations		670,710
Total collateralized debt obligations (cost $2,500,015)		2,446,803

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
Commercial mortgage-backed securities—6.87%
United States—6.87%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.619%, due 04/10/49[4]	$500,000	$562,386
Series 2007-4, Class AM,
5.821%, due 02/10/51[4]	425,000	486,675
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.697%, due 12/10/49[4]	425,000	478,974
CW Capital Cobalt Ltd.,
Series 2007-C3, Class AJ,
5.811%, due 05/15/46[4]	575,000	499,528
Series 2007-C3, Class AM,
5.811%, due 05/15/46[4]	400,000	448,116
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	500,000	505,903
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	150,000	157,130
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.787%, due 08/12/45[1,4]	625,000	709,957
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class AM,
5.818%, due 05/15/46[4]	475,000	540,171
Series 2007-C33, Class AM,
5.926%, due 02/15/51[4]	1,000,000	1,114,557
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class B,
3.714%, due 03/15/45[4]	500,000	515,029
Series 2013-C12, Class B,
3.863%, due 03/15/48	500,000	519,163
Total commercial mortgage-backed securities (cost $6,076,691)		6,537,589

Mortgage & agency debt securities—0.93%
United States—0.93%
Federal Home Loan Mortgage Corp. REMIC,[5]
3.000%, due 05/15/27	1,369,028	153,106
Federal National Mortgage Association REMIC,[6]
Series 2012-146, Class IO,
3.500%, due 01/25/43	1,808,267	367,395

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
United States—(concluded)
Government National Mortgage Association,
Series 2013-22, Class IO,
3.000%, due 02/20/43	$1,746,455	$363,102
Total mortgage & agency debt securities (cost $881,893)		883,603

Municipal bonds—2.19%
State of California, GO Bonds,
7.300%, due 10/01/39	800,000	1,114,920
State of Illinois, GO Bonds,
5.665%, due 03/01/18	800,000	914,712
5.877%, due 03/01/19	50,000	57,540
Total municipal bonds (cost $1,698,591)		2,087,172

US government obligations—9.75%
US Treasury Bonds, PO,
3.222%, due 08/15/42[3,5]	1,750,000	650,624
5.162%, due 05/15/40[3,5]	6,000,000	2,451,360
US Treasury Notes,
2.000%, due 02/15/22[5]	6,000,000	6,168,282
Total US government obligations (cost $8,575,095)		9,270,266

Non-US government obligation—0.34%
Croatia—0.34%
Republic of Croatia,
6.250%, due 04/27/17[2] (cost $332,707)	300,000	321,345
Total bonds (cost $68,707,177)		71,668,681

	Shares

Investment company—19.71%
UBS Opportunistic Emerging Markets Debt Relationship Fund*7 (cost $16,475,544)	942,596	18,749,366

Short-term investment—8.37%
Investment company—8.37%
UBS Cash Management Prime Relationship Fund[7] (cost $7,957,793)	7,957,793	7,957,793

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Number of contracts	Value
Options purchased*—4.43%
Call options—0.45%
10 Year US Treasury Notes, strike @ USD 131.50, expires June 2013		238	$271,469
30 Year US Treasury Bonds, strike @ USD 143.00, expires May 2013		40	84,375
5 Year US Treasury Notes, strike @ USD 124.00, expires May 2013		178	69,531
			425,375
Put options—0.55%
10 Year US Treasury Notes, strike @ USD 131.50, expires May 2013		238	156,187
30 Year US Treasury Bonds, strike @ USD 139.00, expires May 2013		500	39,063
30 Year US Treasury Bonds, strike @ USD 143.00, expires May 2013		40	25,625
30 Year US Treasury Bonds, strike @ USD 144.00, expires May 2013		128	208,000
5 Year US Treasury Notes, strike @ USD 124.00, expires June 2013		178	59,797
Euro-Schatz, strike @ EUR 110.70, expires May 2013		303	33,014
			521,686
Options purchased on interest rate swaps[8]—3.43%
Expiring 01/06/14. If option exercised the Fund pays semi-annually 2.765% and receives semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB	GBP	4,630,000	48,785
Expiring 01/06/14. If option exercised the Fund pays semi-annually floating 6 month GBP LIBOR and receives semi-annually 2.765%. Underlying interest rate swap terminating 01/06/24. European style. Counterparty: DB		4,630,000	437,510
Expiring 06/14/13. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 3.410%. Underlying interest rate swap terminating 06/18/18. European style. Counterparty: DB	$8,240,000		$961,078
Expiring 06/14/21. If option exercised the Fund pays quarterly floating 3 month USD LIBOR and receives semi-annually 5.080%. Underlying interest rate swap terminating 06/16/26. European style. Counterparty: DB		4,050,000	291,375
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB		3,050,000	10,598
Expiring 12/07/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB		8,650,000	317,869
Expiring 12/07/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB		8,650,000	36,862
Expiring 12/08/14. If option exercised the Fund pays quarterly floating 3 month EURIBOR and receives annually 2.325%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB	EUR	32,000,000	721,952
Expiring 12/19/17. If option exercised the Fund pays semi-annually 3.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB	$8,650,000		$320,888
Expiring 12/19/17. If option exercised the Fund pays semi-annually 7.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/21/22. European style. Counterparty: BB		8,650,000	37,345
Expiring 12/24/13. If option exercised the Fund pays semi-annually 2.140% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: BB	JPY	310,000,000	25,869
Expiring 12/24/13. If option exercised the Fund pays semi-annually 2.140% and receives semi-annually floating 6 month JPY LIBOR. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: JPMCB		670,000,000	55,912
			3,266,043
Total options purchased (cost $3,789,218)			4,213,104
Total investments—107.85% (cost $96,929,732)			102,588,944
Liabilities, in excess of cash and other assets—(7.85%)			(7,468,783)
Net assets 100.00%			$95,120,161

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,434,693
Gross unrealized depreciation	(1,775,481)
Net unrealized appreciation of investments	$5,659,212

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CSI	EUR	1,348,073	CHF	1,640,000	06/04/13	$194
CSI	JPY	560,200,000	USD	5,983,502	06/04/13	29,816
JPMCB	AUD	2,665,000	USD	2,721,738	06/04/13	(39,624)
JPMCB	CHF	1,640,000	USD	1,763,562	06/04/13	34,564
JPMCB	EUR	10,050,000	USD	13,267,025	06/04/13	378,643
JPMCB	GBP	3,220,000	USD	4,863,066	06/04/13	(27,901)
JPMCB	JPY	168,000,000	USD	1,771,066	06/04/13	(14,402)
JPMCB	USD	529,733	CAD	545,000	06/04/13	5,984
RBS	USD	3,025,000	JPY	288,285,828	06/04/13	38,840
Net unrealized appreciation on forward foreign currency contracts						$406,114

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 53 contracts (USD)	June 2013	$7,596,442	$7,656,844	$60,402
US Ultra Bond Futures, 71 contracts (USD)	June 2013	11,171,963	11,189,156	17,193
2 Year US Treasury Notes, 96 contracts (USD)	June 2013	21,159,654	21,163,500	3,846
US Treasury futures sell contracts:
5 Year US Treasury Notes, 55 contracts (USD)	June 2013	(6,811,340)	(6,823,008)	(11,668)
10 Year US Treasury Notes, 68 contracts (USD)	June 2013	(8,971,399)	(8,974,937)	(3,538)
Interest rate futures buy contracts:
Long Gilt, 32 contracts (GBP)	June 2013	5,681,941	5,775,369	93,428
Interest rate futures sell contracts:
Euro-Bobl, 15 contracts (EUR)	June 2013	(2,418,594)	(2,436,540)	(17,946)
Euro-Bund, 50 contracts (EUR)	June 2013	(9,170,469)	(9,324,818)	(154,349)
Net unrealized depreciation on futures contracts				$(12,632)

Currency swap agreements8

								Upfront
								payments		Unrealized
	Pay		Receive		Termination	Pay	Receive	(made)/		appreciation/
Counterparty	contracts		contracts		date	rate[9]	rate[9]	received	Value	(depreciation)
BB	AUD	8,158,397	USD	8,550,000	12/24/13	3 month BBSW	3 month USD LIBOR	$—	$36,533	$36,533
BB	USD	8,550,000	AUD	8,158,397	12/24/22	3 month USD LIBOR	3 month BBSW	—	(50,912)	(50,912)
MLI	CAD	6,678,500	USD	6,847,637	03/16/40	3 month BA	3 month USD LIBOR	(141,380)	335,461	194,081
MLI	USD	6,847,637	CAD	6,678,500	03/16/20	3 month USD LIBOR	3 month BA	106,250	(238,188)	(131,938)
								$(35,130)	$82,894	$47,764

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	USD	72,000,000	06/20/13	3 month USD LIBOR	1 month USD LIBOR	$—	$27,067	$27,067
BB	USD	13,175,000	03/31/15	0.420%	3 month USD LIBOR	—	2,638	2,638
BB	USD	72,000,000	06/20/21	1 month USD LIBOR	3 month USD LIBOR	—	169,552	169,552
BB	USD	1,470,000	06/16/26	3.624	3 month USD LIBOR	—	10,437	10,437
CITI	USD	1,860,000	02/15/36	4.668	3 month USD LIBOR	526,631	(600,339)	(73,708)
CSI	CAD	6,125,000	02/11/14	2.775	3 month BA	—	(89,839)	(89,839)
CSI	CAD	5,490,000	02/11/17	3 month BA	3.500%	(43,547)	412,343	368,796
CSI	CAD	1,550,000	02/11/22	4.145	3 month BA	—	(249,728)	(249,728)
CSI	USD	2,650,000	08/12/16	3 month USD LIBOR	1.194	—	56,931	56,931
DB	USD	3,000,000	12/15/15	1.521	3 month USD LIBOR	(41,000)	(96,284)	(137,284)
DB	USD	1,250,000	09/23/20	2.690	3 month USD LIBOR	(23,000)	(104,222)	(127,222)
DB	USD	4,550,000	02/15/38	4.474	3 month USD LIBOR	1,798,089	(1,348,354)	449,735
DB	USD	1,450,000	02/15/38	3.669	3 month USD LIBOR	361,849	(212,691)	149,158
DB	USD	875,000	05/15/40	3.470	3 month USD LIBOR	(157,000)	(153,470)	(310,470)
DB	USD	695,000	05/15/40	4.560	3 month USD LIBOR	—	(402,812)	(402,812)
DB	USD	1,250,000	06/27/42	3.489	3 month USD LIBOR	284,540	(145,369)	139,171
JPMCB	CAD	6,125,000	02/11/14	3 month BA	2.775	—	89,839	89,839
JPMCB	CAD	5,490,000	02/11/17	3.500	3 month BA	—	(412,343)	(412,343)
JPMCB	CAD	1,550,000	02/11/22	3 month BA	4.145	—	249,728	249,728
JPMCB	EUR	5,850,000	05/04/22	6 month EURIBOR	2.130	—	503,058	503,058
JPMCB	EUR	2,600,000	05/04/42	2.460	6 month EURIBOR	—	(173,475)	(173,475)
JPMCB	USD	66,000,000	02/12/16	0.825	3 month USD LIBOR	—	(81,522)	(81,522)
JPMCB	USD	4,500,000	02/18/16	2.532	3 month USD LIBOR	—	(271,766)	(271,766)
JPMCB	USD	70,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	83,259	83,259
MLI	CAD	66,000,000	02/08/16	3 month BA	1.785	—	84,979	84,979
MLI	CAD	9,280,000	04/08/17	3 month BA	1.978	—	177,238	177,238
MLI	CAD	3,030,000	02/04/21	3.725	3 month BA	79,133	(374,276)	(295,143)
MLI	CAD	3,000,000	02/04/31	3 month BA	4.310	5,192	638,189	643,381
MLI	CAD	1,060,000	02/04/41	4.208	3 month BA	—	(285,270)	(285,270)
MLI	JPY	841,000,000	04/26/13	6 month JPY LIBOR	0.451	—	6,287	6,287
MLI	JPY	676,000,000	04/26/16	0.706	6 month JPY LIBOR	—	(116,760)	(116,760)
MLI	JPY	176,000,000	04/26/21	6 month JPY LIBOR	1.334	—	134,827	134,827
MLI	USD	4,020,000	06/18/18	2.090	3 month USD LIBOR	—	(208,883)	(208,883)
MLI	USD	20,000,000	06/27/19	3.298	3 month USD LIBOR	2,344,793	(2,652,680)	(307,887)
MLI	USD	3,630,000	06/16/21	3 month USD LIBOR	3.171	—	121,947	121,947
MLI	USD	3,670,000	06/27/42	4.449	3 month USD LIBOR	1,573,737	(1,151,981)	421,756
MSCI	CAD	8,870,000	04/08/17	3.600	3 month BA	—	(789,348)	(789,348)
MSCI	USD	3,000,000	06/27/22	2.970	3 month USD LIBOR	318,563	(311,382)	7,181
						$7,027,980	$(7,464,475)	$(436,495)

Credit default swaps on credit indices – buy protection10

Counterparty	Referenced index[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CSI	CMBX.NA.AAA Series 4 Index	USD	4,000,000	02/17/51	0.350%	$(407,590)	$119,340	$(288,250)
JPMCB	CDX.NA.IG. Series 19 Index	USD	3,850,000	12/20/17	1.000	3,840	(33,211)	(29,371)
JPMCB	CDX.EM.Series 19 Index	USD	11,300,000	06/20/18	5.000	1,312,077	(1,268,341)	43,736
MLI	iTraxx Europe Crossover Series 19 Index	EUR	10,500,000	06/20/18	1.000	(129,309)	169,191	39,882
MLI	iTraxx Europe Crossover Series 19 Index	EUR	3,250,000	06/20/18	5.000	37,301	(29,747)	7,554
MLI	CDX.EM.Series 18 Index	USD	3,000,000	12/20/17	5.000	321,505	(308,892)	12,613
MSCI	CDX.EM.Series 18 Index	USD	1,700,000	12/20/17	5.000	179,192	(175,039)	4,153
MSCI	CDX.EM.Series 19 Index	USD	3,000,000	06/20/18	5.000	346,847	(336,728)	10,119
						$1,663,863	$(1,863,427)	$(199,564)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

Credit default swaps on corporate and sovereign issues – buy protection10

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments made by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Credit Suisse Group Finance Guernsey Ltd. bond, 5.000%, due 07/29/19	EUR	1,250,000	09/20/16	1.000%	$(22,419)	$(8,107)	$(30,526)
BB	Verizon Communications bond, 4.900%, due 09/15/15	USD	2,750,000	12/20/16	1.000	34,435	(53,034)	(18,599)
BB	Aetna, Inc. bond, 6.625%, due 06/15/36	USD	875,000	03/20/17	1.000	13,436	(23,282)	(9,846)
BB	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	875,000	03/20/17	1.000	16,498	(24,753)	(8,255)
BB	United Mexican States bond, 5.950%, due 03/19/19	USD	4,200,000	12/20/17	1.000	(11,463)	(22,438)	(33,901)
CITI	Commerzbank AG , 4.000%, due 09/16/20	EUR	655,000	06/20/18	1.000	(23,357)	33,585	10,228
DB	ING Bank NV bond, 5.250%, due 06/07/19	EUR	2,500,000	06/20/16	1.000	(9,883)	38,295	28,412
JPMCB	Government of France bond, 4.250%, due 04/25/19	USD	3,025,000	09/20/16	0.250	(97,127)	26,742	(70,385)
JPMCB	XL Group PLC bond, 6.250%, due 05/15/27	USD	875,000	03/20/17	1.000	(6,542)	(15,513)	(22,055)
JPMCB	Government of Japan bond, 2.000%, due 03/21/22	USD	2,500,000	12/20/17	1.000	12,582	(37,054)	(24,472)
JPMCB	Eastman Chemical Co. bond, 7.600%, due 02/01/27	USD	850,000	12/20/17	1.000	4,549	(7,560)	(3,011)
MLI	Credit Agricole SA bond, 5.065%, due 08/10/22	EUR	2,750,000	06/20/16	1.000	(88,491)	55,611	(32,880)
MLI	Deutsche Bank AG, 5.125%, due 08/31/17	EUR	1,250,000	06/20/17	1.000	(47,772)	4,637	(43,135)
MLI	United Parcel Service of America, Inc. bond, 8.375%, due 04/01/30	USD	3,500,000	06/20/16	1.000	110,916	(95,757)	15,159
MLI	Weyerhaeuser Co. bond, 7.125%, due 07/15/23	USD	875,000	03/20/17	1.000	(9,777)	(10,926)	(20,703)
MLI	BorgWarner, Inc. bond, 8.000%, due 10/01/19	USD	875,000	03/20/17	1.000	(6,547)	(8,730)	(15,277)
MLI	Nucor Corp., 5.750%, due 12/01/17	USD	875,000	03/20/18	1.000	11,321	(9,640)	1,681
MLI	Allstate Corp., 6.750%, due 05/15/18	USD	875,000	03/20/18	1.000	16,436	(20,606)	(4,170)
MSCI	BNP Paribas bond, 4.250%, due 01/16/14	EUR	2,500,000	06/20/16	1.000	(10,692)	23,150	12,458
MSCI	VF Corp. bond, 5.950%, due 11/01/17	USD	2,750,000	12/20/16	1.000	26,473	(67,294)	(40,821)
MSCI	Chesapeake Energy Corp. bond, 6.625%, due 08/15/20	USD	875,000	03/20/17	5.000	(1,403)	(58,818)	(60,221)
						$(88,827)	$(281,492)	$(370,319)

Credit default swaps on credit indices – sell protection12

Counterparty	Referenced index[11]	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments (made)/received	Value	Unrealized appreciation	Credit spread[13]
CITI	MCDX.NA.Series 19 Index	USD	3,850,000	12/20/17	1.000%	$102,524	$(25,345)	$77,179	1.161%
MLI	CDX.NA.HY.Series 15 Index	USD	1,150,000	12/20/15	5.000	66,947	87,604	154,551	2.237
						$169,471	$62,259	$231,730

Credit default swaps on corporate and sovereign issues – sell protection12

Counterparty	Referenced obligation[11]	Notional amount		Termination date	Payments received by the Fund[9]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[13]
BB	Lloyds TSB Bank PLC, 3.375%, due 04/20/15	EUR	655,000	06/20/18	1.000%	$25,352	$(32,026)	$(6,674)	1.782%
BB	UnitedHealth Group, Inc. bond, 6.000%, due 02/15/18	USD	875,000	03/20/17	1.000	—	20,227	20,227	0.421
DB	Potash Corporation of Saskatchewan, Inc. bond, 6.500%, due 05/15/19	USD	850,000	12/20/17	1.000	—	5,149	5,149	0.874
JPMCB	People’s Republic of China bond, 4.250%, due 10/28/14	USD	2,500,000	12/20/17	1.000	(9,046)	40,959	31,913	0.653
MLI	Aegon NV bond, 4.125%, due 12/08/14	EUR	900,000	03/20/16	1.000	36,430	(15,361)	21,069	1.466
MLI	Georgia-Pacific LLC bond, 7.750%, due 11/15/29	USD	875,000	03/20/17	1.000	9,777	10,825	20,602	0.692
MLI	Johnson Control, Inc. bond, 7.125%, due 07/15/17	USD	875,000	03/20/17	1.000	12,984	4,958	17,942	0.862
MLI	JPMorgan Chase & Co. bond, 4.750%, due 03/01/15	USD	875,000	03/20/17	1.000	5,893	10,796	16,689	0.692
MLI	Barrick Gold Corp., 5.800%, due 11/15/34	USD	875,000	03/20/18	1.000	16,706	(19,249)	(2,543)	1.465
MLI	The Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	USD	875,000	03/20/18	1.000	9,443	(2,694)	6,749	1.069
MSCI	MetLife, Inc. bond, 5.000%, due 06/15/15	USD	1,300,000	06/20/16	1.000	23,959	11,308	35,267	0.737
						$131,498	$34,892	$166,390

Total return swap agreements8

Counterparty	Notional amount		Termination date	Payments made by the Fund[9]	Payments received by the Fund[9]		Upfront payments	Value	Unrealized appreciation
JPMCB	GBP	534,000	06/25/13	3 month GBP LIBOR	—	[14]	$—	$12,427	$12,427

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call options
30 Year US Treasury Bonds, 128 contracts, strike @ USD 147.00	May 2013	$155,784	$(110,000)
Euro-Schatz, 303 contracts, strike @ EUR 110.80	May 2013	46,500	(56,318)
Put options
30 Year US Treasury Bonds, 128 contracts, strike @ USD 141.00	May 2013	169,774	(82,000)
Euro-Schatz, 303 contracts, strike @ EUR 110.20	May 2013	5,479	(3,884)
Options written on interest rate swaps[8]
If option exercised the Fund receives semi-annually 5.000% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 12/11/22. European style. Counterparty: BB, Notional Amount USD 17,300,000	December 2017	410,875	(426,254)
If option exercised the Fund receives annually 3.325% and pays quarterly floating 3 month EURIBOR. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	155,492	(8,326)
If option exercised the Fund receives quarterly floating 3 month EURIBOR and pays annually 1.825%. Underlying interest rate swap terminating 12/10/15. European style. Counterparty: BB, Notional Amount EUR 32,000,000	December 2014	180,156	(527,564)
If option exercised the Fund receives quarterly floating 3 month USD LIBOR and pays semi-annually 4.700% . Underlying interest rate swap terminating 06/16/21. European style. Counterparty: DB, Notional Amount USD 10,200,000	June 2016	402,115	(1,132,409)
If option exercised the Fund receives semi-annually 1.620% and pays semi-annually floating 6 month GBP LIBOR. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 21,000,000	January 2014	276,702	(11,023)
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	63,135	(3,885)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 3,050,000	November 2015	38,735	(1,261)
If option exercised the Fund receives semi-annually floating 6 month GBP LIBOR and pays semi-annually 1.620%. Underlying interest rate swap terminating 01/06/16. European style. Counterparty: BB, Notional Amount GBP 21,000,000	January 2014	276,702	(597,817)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.600%. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: BB, Notional Amount JPY 310,000,000	December 2013	51,495	(118,370)
If option exercised the Fund receives semi-annually floating 6 month JPY LIBOR and pays semi-annually 1.600%. Underlying interest rate swap terminating 12/30/33. European style. Counterparty: MSC, Notional Amount JPY 670,000,000	December 2013	248,815	(255,842)
Options written on Credit default swaps on credit indices[8]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 19 Index and Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 06/19/13. European style. Counterparty: JPMCB, Notional Amount USD 5,000,000	June 2013	62,500	(51,950)
Total options written		$2,544,259	$(3,386,903)

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2012	883	$126,189
Options written	7,632	1,221,131
Options terminated in closing purchase transactions	(4,308)	(811,992)
Options expired prior to exercise	(3,345)	(157,791)
Options outstanding at March 31, 2013	862	$377,537

Written swaption activity for the period ended March 31, 2013 was as follows:

Swaptions outstanding at June 30, 2012		$1,827,295
Swaptions written		852,119
Swaptions terminated in closing purchase transactions		(512,692)
Swaptions expired prior to exercise		—
Written swaptions outstanding at March 31, 2013		$2,166,722

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$47,586,744	$—	$47,586,744
Asset-backed securities	—	2,535,159	—	2,535,159
Collateralized debt obligations	—	2,446,803	—	2,446,803
Commercial mortgage-backed securities	—	6,537,589	—	6,537,589
Mortgage & agency debt securities	—	883,603	—	883,603
Municipal bonds	—	2,087,172	—	2,087,172
US government obligations	—	9,270,266	—	9,270,266
Non-US government obligations	—	321,345	—	321,345
Investment company	—	18,749,366	—	18,749,366
Short-term investment	—	7,957,793	—	7,957,793
Options purchased	947,061	3,266,043	—	4,213,104
Forward foreign currency contracts, net	—	406,114	—	406,114
Futures contracts, net	(12,632)	—	—	(12,632)
Swap agreements, net	—	(9,416,922)	—	(9,416,922)
Options written	(252,202)	(3,134,701)	—	(3,386,903)
Total	$682,227	$89,496,374	$—	$90,178,601

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investment that were valued using unobservable inputs for the period:

	Collaterized debt obligations	Total
Assets
Beginning balance	$239,669	$239,669
Purchases	—	—
Issuances	—	—
Sales	(246,446)	(246,446)
Accrued discounts (premiums)	254	254
Total realized gain	15,409	15,409
Change in unrealized appreciation (depreciation)	(8,886)	(8,886)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$—	$—

UBS Fixed Income Opportunities Fund

Portfolio of investments – March 31, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $11,498,037 or 12.09% of net assets.

2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of these securities amounted to $5,324,043 or 5.60% of net assets.

3	Rate shown is the discount rate at date of purchase.
4	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
5	All or a portion of these securities have been designated as collateral for open swap agreements.
6

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

7	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/
				Net realized	(depreciation)		Net income
		Purchases	Sales	gain during the	during the		earned from
		during the	during the	nine months	nine months		affiliate for the
	Value	nine months ended	nine months ended	ended	ended	Value	nine months ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$1,513,534	$63,751,049	$57,306,790	$—	$—	$7,957,793	$6,913
UBS Opportunistic Emerging Markets Debt Relationship Fund	12,925,043	4,750,000	—	—	1,074,323	18,749,366	—
	$14,438,577	$68,501,049	$57,306,790	$—	$1,074,323	$26,707,159	$6,913

8	Security is illiquid. At March 31, 2013, the value of these securities and other derivative instruments amounted to $7,074,265 or 7.44% of net assets.
9	Payments made or received are based on the notional amount.
10

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

11	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or or restructuring event with respect to the referenced index/obligation.
12

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

13

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

14	Payment is based on the performance of the underlying iBoxx GBP Corporates Total Return Index.

UBS Global Bond Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Beverages	0.29%
Capital markets	1.68
Commercial banks	9.01
Consumer finance	0.76
Diversified financial services	4.42
Diversified telecommunication services	0.20
Electric utilities	3.10
Energy equipment & services	0.20
Engineering & construction	0.96
Food products	0.05
Household durables	0.10
Industrial conglomerates	0.14
Insurance	1.35
Internet & catalog retail	0.15
IT services	0.29
Media	0.39
Metals & mining	1.08
Oil, gas & consumable fuels	2.98
Pharmaceuticals	0.34
Road & rail	0.15
Telecommunications	0.65
Thrifts & mortgage finance	0.71
Tobacco	3.02
Wireless telecommunication services	1.10
Total corporate bonds	33.12%
Asset-backed securities	1.25
Commercial mortgage-backed securities	2.19
Mortgage & agency debt securities	17.79
Non-US government obligations	39.21
Supranational bond	0.43
Total bonds	93.99%
Short-term investment	3.67
Total investments	97.66%
Cash and other assets, less liabilities	2.34
Net assets	100.00%

1 Figures represent the direct investments of UBS Global Bond Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Bonds—93.99%
Corporate bonds—33.12%
Australia—0.85%
Westpac Banking Corp.,
5.000%, due 10/21/19	GBP	50,000	$88,949

Brazil—0.19%
Vale SA,
5.625%, due 09/11/42	$20,000		19,786

Canada—0.47%
Bank of Montreal,
2.550%, due 11/06/22	40,000		39,328
Rogers Communications, Inc.,
3.000%, due 03/15/23	10,000		10,035
Total Canada corporate bonds			49,363

Cayman Islands—0.47%
Transocean, Inc.,
2.500%, due 10/15/17	20,000		20,253
Vale Overseas Ltd.,
5.625%, due 09/15/19	25,000		28,189
Total Cayman Islands corporate bonds			48,442

Finland—1.40%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19[1]	EUR	100,000	145,418

France—3.45%
EDF SA,
5.250%, due 01/29/23[2,3,4]	$100,000		99,344
Societe Generale SA,
2.200%, due 09/14/13[2]	100,000		100,600
2.875%, due 03/14/19	EUR	100,000	139,034
Vivendi SA,
3.450%, due 01/12/18[2]	$20,000		20,706
Total France corporate bonds			359,684

Italy—0.65%
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]	EUR	50,000	67,617

Japan—0.43%
Nomura Holdings, Inc.,
2.000%, due 09/13/16	$45,000		44,890

Mexico—1.01%
America Movil SAB de CV,
3.625%, due 03/30/15	100,000		104,831

Netherlands—2.98%
Bank Nederlandse Gemeenten,
1.375%, due 03/23/15[2]	40,000		40,636
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22	30,000		31,646
Heineken NV,
2.750%, due 04/01/23[2]	20,000		19,640
3.400%, due 04/01/22[2]	10,000		10,386
Nederlandse Waterschapsbank NV,
2.125%, due 02/09/17[2]	200,000		207,802
Total Netherlands corporate bonds			310,110

Norway—0.52%
Eksportfinans ASA,
2.000%, due 09/15/15	35,000		33,603
Statoil ASA,
1.200%, due 01/17/18	20,000		20,070
Total Norway corporate bonds			53,673

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Sweden—0.71%
Swedbank Hypotek AB,
2.375%, due 04/05/17[2]		$70,000	$73,570

United Kingdom—7.57%
Aviva PLC,
4.729%, due 11/28/14[3,4]	EUR	40,000	49,185
BAA Funding Ltd.,
6.750%, due 12/03/26	GBP	50,000	100,038
Barclays Bank PLC,
4.875%, due 12/15/14[3,4]	EUR	50,000	46,627
BAT International Finance PLC,
3.250%, due 06/07/22[2]	$120,000		124,745
HSBC Holdings PLC,
6.500%, due 09/15/37	100,000		122,488
Imperial Tobacco Finance PLC,
4.500%, due 07/05/18	EUR	100,000	145,965
Royal Bank of Scotland PLC,
3.400%, due 08/23/13	$120,000		121,336
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[3,4]	GBP	50,000	78,577
Total United Kingdom corporate bonds			788,961

United States—12.42%
AbbVie, Inc.,
2.900%, due 11/06/22[2]	$30,000		30,027
Altria Group, Inc.,
9.250%, due 08/06/19	17,000		23,696
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	115,000		121,361
Apache Corp.,
4.750%, due 04/15/43	50,000		51,122
Bank of America Corp.,
1.500%, due 10/09/15	130,000		130,429
Bank of New York Mellon Corp.,
1.350%, due 03/06/18	55,000		54,935
Capital One Financial Corp.,
1.000%, due 11/06/15	20,000		19,926
Citigroup, Inc.,
0.859%, due 05/31/17[3]	EUR	50,000	60,648
1.250%, due 01/15/16	$15,000		14,982
ConAgra Foods, Inc.,
3.200%, due 01/25/23	5,000		4,984
DirecTV Holdings LLC,
2.400%, due 03/15/17	40,000		41,027
Energy Transfer Partners LP,
6.050%, due 06/01/41	50,000		54,137
ERAC USA Finance LLC,
2.750%, due 03/15/17[2]	15,000		15,626
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20[2]	20,000		20,067
3.875%, due 03/15/23[2]	45,000		45,130
General Electric Capital Corp.,
1.000%, due 12/11/15	30,000		30,186
Series A, 6.750%, due 03/15/32	95,000		120,925

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
United States—(concluded)
General Electric Co.,
4.125%, due 10/09/42	$15,000		$15,038
Goldman Sachs Group, Inc.,
5.125%, due 04/24/13	EUR	40,000	51,421
JPMorgan Chase & Co.,
1.800%, due 01/25/18	$70,000		70,370
Lorillard Tobacco Co.,
2.300%, due 08/21/17		10,000	10,081
Mohawk Industries, Inc.,
3.850%, due 02/01/23		10,000	10,166
Morgan Stanley,
6.375%, due 07/24/42		20,000	24,029
New York Life Global Funding,
1.650%, due 05/15/17[2]		80,000	81,199
Quicksilver Resources, Inc.,
11.750%, due 01/01/16		20,000	20,400
QVC, Inc.,
4.375%, due 03/15/23[2]		15,000	15,164
Range Resources Corp.,
5.750%, due 06/01/21		5,000	5,363
Reynolds American, Inc.,
3.250%, due 11/01/22		10,000	9,887
SLM Corp.,
3.875%, due 09/10/15		5,000	5,206
6.250%, due 01/25/16		50,000	54,624
Swiss Re Treasury US Corp.,
2.875%, due 12/06/22[2]		10,000	9,971
Valero Energy Corp.,
6.625%, due 06/15/37		30,000	36,555
Western Union Co.,
2.875%, due 12/10/17		30,000	30,447
Zoetis, Inc.,
3.250%, due 02/01/23[2]		5,000	5,070
Total United States corporate bonds			1,294,199
Total corporate bonds (cost $3,376,385)			3,449,493

Asset-backed securities—1.25%
United Kingdom—0.74%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
0.700%, due 04/15/16[1,3]	GBP	20,000	30,359
Series 2003-B PLC, Class A,
4.650%, due 07/15/13		30,000	46,073
Total United Kingdom asset-backed securities			76,432

United States—0.51%
Bank of America Corp.,
Series 2004-A1,
4.500%, due 01/17/14	EUR	40,000	53,239
Total asset-backed securities (cost $131,833)			129,671

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Commercial mortgage-backed securities—2.19%
United States—2.19%
Commercial Mortgage Trust,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	$100,000		$113,989
GS Mortgage Securities Trust,
Series 2007-GG10, Class A4,
5.787%, due 08/10/45[3]	100,000		114,427
Total commercial mortgage-backed securities (cost $231,094)			228,416

Mortgage & agency debt securities—17.79%
United States—17.79%
Federal Home Loan Mortgage Corp. Gold Pools[5]
#G04461, 5.000%, due 07/01/38	64,966		69,876
Federal National Mortgage Association Pools[5]
#AR0988, 3.000%, due 01/01/43	149,460		154,298
#AP1937, 3.500%, due 08/01/42	93,783		99,094
#AA5244, 4.000%, due 05/01/39	20,069		21,406
#AJ6221, 4.000%, due 01/01/42	312,753		333,678
#MA0755, 4.500%, due 06/01/41	285,159		307,815
#909356, 5.000%, due 02/01/37	87,489		94,786
#914467, 5.000%, due 04/01/37	57,156		61,923
#928197, 5.500%, due 03/01/37	44,008		48,002
#AC1466, 5.500%, due 08/01/39	92,457		101,236
#900568, 6.000%, due 09/01/36	27,203		29,867
#940642, 6.000%, due 08/01/37	69,611		77,950
#889579, 6.000%, due 05/01/38	47,039		51,654
Government National Mortgage Association Pools
#G2 MA0022, 3.500%, due 04/20/42	202,431		216,709
#745191, 4.500%, due 07/15/40	130,684		143,813
#781276, 6.500%, due 04/15/31	34,425		41,530
Total mortgage & agency debt securities (cost $1,793,934)			1,853,637

Non-US government obligations—39.21%
Canada—7.75%
Canadian Government Bond,
1.250%, due 03/01/18	CAD	550,000	540,011
3.500%, due 06/01/20	240,000		267,070
			807,081
Denmark—0.96%
Government of Denmark,
4.000%, due 11/15/17	DKK	500,000	100,457

France—2.63%
Government of France,
2.250%, due 10/25/22	EUR	210,000	274,508

Germany—6.86%
Bundesrepublik Deutschland,
1.500%, due 04/15/16[6]	302,535		422,241
4.000%, due 01/04/37	EUR	50,000	86,070

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Germany—(concluded)
Kreditanstalt fuer Wiederaufbau,
2.625%, due 01/25/22	$150,000		$157,304
6.000%, due 08/28/14	AUD	45,000	48,548
			714,163
Italy—3.58%
Republic of Italy,
4.750%, due 09/15/16	EUR	275,000	373,272

Japan—10.09%
Government of Japan,
1.800%, due 06/20/17	JPY	53,500,000	608,472
1.900%, due 06/20/25	9,300,000		112,068
2.500%, due 09/20/35	26,000,000		330,060
			1,050,600
Netherlands—0.91%
Government of the Netherlands,
2.250%, due 07/15/22[1]	EUR	70,000	94,905

Spain—0.68%
Kingdom of Spain,
4.200%, due 07/30/13	55,000		71,305

Sweden—4.45%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	2,600,000	463,181

United Kingdom—1.30%
UK Gilts,
4.000%, due 01/22/60	GBP	75,000	135,100
Total Non-US government obligations (cost $4,096,822)			4,084,572

Supranational bond—0.43%
European Investment Bank,
6.125%, due 01/23/17 (cost $36,011)	AUD	40,000	45,120
Total bonds (cost $9,666,079)			9,790,909

	Shares
Short-term investment—3.67%
Investment company—3.67%
UBS Cash Management Prime Relationship Fund[7] (cost $382,457)	382,457		382,457
Total investments—97.66% (cost $10,048,536)			10,173,366
Cash and other assets, less liabilities—2.34%			243,352
Net assets—100.00%			$10,416,718

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$279,282
Gross unrealized depreciation	(154,452)
Net unrealized appreciation of investments	$124,830

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	CAD	455,000	USD	442,515	06/19/13	$(4,587)
JPMCB	DKK	340,000	USD	59,796	06/19/13	1,274
JPMCB	EUR	40,000	USD	52,342	06/19/13	1,038
JPMCB	JPY	5,624,460	USD	60,000	06/19/13	218
JPMCB	JPY	5,755,158	USD	60,000	06/19/13	(1,171)
JPMCB	SEK	2,670,000	USD	413,438	06/19/13	4,395
JPMCB	USD	20,352	AUD	20,000	06/19/13	348
JPMCB	USD	75,435	CHF	70,000	06/19/13	(1,621)
JPMCB	USD	491,359	EUR	375,000	06/19/13	(10,391)
JPMCB	USD	90,957	GBP	60,000	06/19/13	173
JPMCB	USD	60,000	JPY	5,696,334	06/19/13	546
JPMCB	USD	775,822	JPY	71,500,000	06/19/13	(15,853)
JPMCB	USD	152,358	KRW	167,000,000	06/19/13	(2,891)
JPMCB	USD	54,131	NOK	310,000	06/19/13	(1,219)
MSCI	EUR	35,000	GBP	29,642	06/19/13	132
MSCI	GBP	20,000	SEK	191,342	06/19/13	(1,063)
MSCI	SEK	196,297	GBP	20,000	06/19/13	304
Net unrealized depreciation on forward foreign currency contracts						$(30,368)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 3 contracts (USD)	June 2013	$(370,824)	$(372,164)	$(1,340)
10 Year US Treasury Notes, 3 contracts (USD)	June 2013	(392,340)	(395,953)	(3,613)
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 3 contracts (AUD)	June 2013	375,548	379,815	4,267
Euro-Bund, 1 contract (EUR)	June 2013	184,077	186,496	2,419
Euro-Buxl, 1 contract (EUR)	June 2013	170,625	173,639	3,014
10 Year Japanese Government Bond, 1 contract (JPY)	June 2013	153,781	154,916	1,135
Interest rate futures sell contracts:
Euro-Bobl, 2 contracts (EUR)	June 2013	(323,082)	(324,872)	(1,790)
Long Gilt, 1 contract (GBP)	June 2013	(174,588)	(180,480)	(5,892)
Net unrealized depreciation on futures contracts				$(1,800)

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

Credit default swaps on credit indices — buy protection8

Counterparty	Referenced index[9]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments (made)/received	Value	Unrealized depreciation
BB	iTraxx Europe Crossover Series 18 Index	EUR	120,000	12/20/17	5.000%	$3,386	$(5,129)	$(1,743)

Credit default swaps on corporate issues — buy protection8

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Solvay SA bond, 4.625%, due 06/27/18	EUR	30,000	06/20/17	1.000%	$(584)	$(144)	$(728)
BB	Next PLC bond, 5.375%, due 10/26/21	EUR	20,000	03/20/18	1.000	(217)	—	(217)
BB	St-Gobain Nederland B.V., 5.000%, due 04/25/14	EUR	25,000	06/20/18	1.000	(874)	866	(8)
CITI	Imperial Tobacco Group PLC bond, 6.250%, due 12/04/18	EUR	110,000	03/20/18	1.000	(273)	(999)	(1,272)
CSI	Lloyds TSB Bank PLC bond, 3.375%, due 04/20/15	EUR	50,000	12/20/17	3.000	4,546	(3,907)	639
CSI	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	35,000	06/20/17	1.000	800	(1,021)	(221)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	20,000	06/20/17	1.000	(399)	(96)	(495)
GSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	30,000	03/20/17	1.000	483	(690)	(207)
GSI	Cox Communications, Inc. bond, 6.800%, due 08/01/28	USD	35,000	06/20/17	1.000	672	(1,014)	(342)
JPMCB	Michelin Luxembourg SCS bond, 8.625%, due 04/24/14	EUR	50,000	09/20/16	1.000	(2,240)	(490)	(2,730)
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	50,000	03/20/18	1.000	1,052	(1,438)	(386)
JPMCB	Deutsche Bank AG, 5.125%, due 08/31/17	EUR	25,000	03/20/20	1.000	63	896	959
						$3,029	$(8,037)	$(5,008)

Credit default swaps on corporate issues — sell protection11

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[12]
BB	RWE AG bond, 5.750%, due 02/14/33	EUR	50,000	06/20/17	1.000%	$187	$603	$790	0.780%
BB	Tesco PLC bond, 6.000%, due 12/14/29	EUR	20,000	03/20/18	1.000	38	215	253	0.833
BB	Bouygues S.A., 4.750%, due 05/24/16	EUR	25,000	06/20/18	1.000	919	(791)	128	1.501
CSI	Barclays Bank PLC bond, 1.551%, due 10/27/15	EUR	50,000	12/20/17	1.000	1,010	(1,514)	(504)	1.529
GSI	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	30,000	03/20/17	1.000	(541)	873	332	0.272
GSI	Xerox Corp. bond, 6.350%, due 05/15/18	USD	35,000	06/20/17	1.000	1,593	(393)	1,200	1.278
JPMCB	Linde Finance BV bond, 5.875%, due 04/24/23	EUR	50,000	03/20/18	1.000	(1,178)	1,399	221	0.558
JPMCB	Barclays Bank PLC bond, 1.551%, due 10/27/15	EUR	25,000	03/20/20	1.000	519	(1,647)	(1,128)	1.819
JPMCB	Xerox Corp. bond, 6.350%, due 05/15/18	USD	35,000	06/20/17	1.000	1,568	(393)	1,175	1.278
						$4,115	$(1,648)	$2,467

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$3,449,493	$—	$3,449,493
Asset-backed securities	—	129,671	—	129,671
Commercial mortgage-backed securities	—	228,416	—	228,416
Mortgage & agency debt securities	—	1,853,637	—	1,853,637
Non-US government obligations	—	4,084,572	—	4,084,572
Supranational bond	—	45,120	—	45,120
Short-term investment	—	382,457	—	382,457
Forward foreign currency contracts, net	—	(30,368)	—	(30,368)
Futures contracts, net	(1,800)	—	—	(1,800)
Swap agreements, net	—	(14,814)	—	(14,814)
Total	$(1,800)	$10,128,184	$—	$10,126,384

At March 31, 2013, there were no transfers between Level 1 and Level 2.

UBS Global Bond Fund

Portfolio of investments – March 31, 2013 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investment that were valued using unobservable inputs for the period:

	Collateralized debt obligation	Total
Assets
Beginning balance	$174,375	$174,375
Purchases	—	—
Issuances	—	—
Sales	(204,375)	(204,375)
Accrued discounts (premiums)	—	—
Total realized loss	(43,133)	(43,133)
Change in net unrealized appreciation/depreciation	73,133	73,133
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$—	$—

Portfolio footnotes

1

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of these securities amounted to $338,299 or 3.25% of net assets.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $919,683 or 8.83% of net assets.

3	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
4	Perpetual bond security. The maturity date reflects the next call date.
5

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

6

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

7	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$170,229	$4,828,667	$4,616,439	$382,457	$1,122

8

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

9	Payments from/to the counterparty will be received/made upon the occurrence of a bankruptcy and/or restructuring event with respect to the referenced obligation.
10	Payments made or received are based on the notional amount.
11

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	1.96%
Airlines	0.76
Auto components	0.85
Automobiles	0.41
Beverages	1.21
Biotechnology	5.12
Capital markets	1.70
Chemicals	0.86
Commercial banks	3.51
Commercial services & supplies	0.77
Communications equipment	0.51
Computers & peripherals	3.25
Diversified consumer services	0.60
Diversified financial services	3.92
Electric utilities	3.00
Electronic equipment, instruments & components	0.68
Energy equipment & services	2.38
Food & staples retailing	1.49
Food products	1.42
Health care equipment & supplies	2.70
Health care providers & services	2.68
Hotels, restaurants & leisure	1.11
Household durables	0.58
Household products	0.83
Independent power producers & energy traders	0.52
Industrial conglomerates	0.92
Insurance	3.68
Internet & catalog retail	1.64
Internet software & services	1.33
IT services	3.11
Life sciences tools & services	0.93
Machinery	0.86
Media	2.55
Metals & mining	0.83
Multiline retail	0.44
Multi-utilities	1.37
Oil, gas & consumable fuels	1.95
Pharmaceuticals	5.83
Real estate investment trust (REIT)	1.59
Real estate management & development	2.01
Road & rail	3.35
Semiconductors & semiconductor equipment	4.94
Software	3.02
Textiles, apparel & luxury goods	0.73
Tobacco	0.68
Trading companies & distributors	0.63
Wireless telecommunication services	2.04
Total common stocks	87.25%
Preferred stock	0.57
Short-term investment	23.75
Total investments before investments sold short	111.57%

Investments sold short
Common stocks
Air freight & logistics	(0.50)%
Airlines	(0.59)
Automobiles	(0.82)
Biotechnology	(1.78)
Capital markets	(1.62)
Chemicals	(2.57)
Commercial banks	(2.71)
Commercial services & supplies	(2.31)
Communications equipment	(1.50)
Computers & peripherals	(2.17)
Construction & engineering	(0.34)

UBS Equity Long-Short Multi-Strategy Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2013

Construction materials	(0.67)%
Consumer finance	(0.21)
Distributors	(0.38)
Diversified financial services	(0.49)
Diversified telecommunication services	(1.20)
Electric utilities	(1.99)
Electrical equipment	(1.10)
Energy equipment & services	(1.02)
Food & staples retailing	(0.30)
Gas utilities	(0.37)
Health care equipment & supplies	(3.00)
Health care providers & services	(1.34)
Hotels, restaurants & leisure	(1.94)
Independent power producers & energy traders	(0.30)
Insurance	(1.15)
IT services	(2.17)
Life sciences tools & services	(0.60)
Machinery	(1.86)
Media	(3.63)
Metals & mining	(2.92)
Multiline retail	(0.32)
Multi-utilities	(3.03)
Office electronics	(0.68)
Oil, gas & consumable fuels	(2.80)
Paper & forest products	(0.36)
Pharmaceuticals	(1.78)
Real estate investment trust (REIT)	(0.56)
Road & rail	(1.07)
Semiconductors & semiconductor equipment	(1.89)
Software	(2.48)
Specialty retail	(1.06)
Textiles, apparel & luxury goods	(0.16)
Trading companies & distributors	(1.45)
Transportation infrastructure	(0.62)
Water utilities	(0.46)
Wireless telecommunication services	(0.34)
Total investments sold short	(62.61)%
Total investments, net of investments sold short	48.96
Cash and other assets, less liabilities	51.04
Net assets	100.00%

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—87.25%
Canada—1.03%
Detour Gold Corp.*	4,400	$84,591
Valeant Pharmaceuticals International, Inc.*1	1,100	82,522
Total Canada common stocks		167,113

China—0.41%
Tencent Holdings Ltd.	2,100	66,767

Denmark—0.47%
Topdanmark A/S*	3,231	77,325

Finland—0.28%
Sampo Oyj, Class A	1,193	45,878

France—1.60%
Dassault Systemes SA	553	63,925
Ingenico	1,860	110,176
Pernod-Ricard SA	692	86,229
Total France common stocks		260,330

Germany—7.15%
Allianz SE	441	59,893
Bayer AG	978	100,881
Brenntag AG	660	103,045
Continental AG	438	52,366
Deutsche Wohnen AG	6,713	122,020
Drillisch AG	5,593	102,200
Freenet AG	3,659	88,904
Fresenius SE & Co KGaA	1,336	164,902
SAP AG	788	63,131
Suedzucker AG	2,250	95,033
TAG Immobilien AG	11,080	126,832
Wirecard AG	2,997	82,789
Total Germany common stocks		1,161,996

Ireland—0.99%
Accenture PLC, Class A1	800	60,776
Paddy Power PLC	1,110	100,169
Total Ireland common stocks		160,945

Israel—0.37%
Teva Pharmaceutical Industries Ltd. ADR	1,500	59,520

Japan—3.56%
Bridgestone Corp.	2,600	87,003
Dena Co., Ltd.	1,900	51,670
Sekisui House Ltd.	7,000	94,811
Seven & I Holdings Co., Ltd.	3,000	99,272
Sumitomo Mitsui Financial Group, Inc.	2,500	101,981
Sumitomo Realty & Development Co., Ltd.	2,000	77,442
Toyota Motor Corp.	1,300	66,633
Total Japan common stocks		578,812

Luxembourg—0.41%
SES SA, FDR	2,107	66,036

Netherlands—2.41%
Gemalto NV	1,048	91,417
Heineken NV	1,466	110,496
Koninklijke Philips Electronics NV	2,111	62,468
NXP Semiconductor NV*1	4,200	127,092
Total Netherlands common stocks		391,473

Norway—1.95%
Algeta ASA*	1,984	66,748
Gjensidige Forsikring ASA	3,884	64,071
Opera Software ASA	15,286	97,357
SpareBank 1 SMN	11,225	88,981
Total Norway common stocks		317,157

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Philippines—3.03%
Alliance Global Group, Inc.	166,000	$86,030
Ayala Corp.	8,660	120,107
First Gen Corp.*	139,000	84,299
Metro Pacific Investments Corp.	776,500	106,172
Security Bank Corp.	21,430	95,571
Total Philippines common stocks		492,179

Singapore—0.68%
Avago Technologies Ltd.[1]	3,100	111,352

Spain—0.87%
Grifols SA*	2,538	94,103
Repsol SA	2,347	47,685
Total Spain common stocks		141,788

Sweden—1.47%
Investment AB Kinnevik, Class B	4,305	104,313
Svenska Cellulosa AB, Class B	5,211	134,342
Total Sweden common stocks		238,655

Switzerland—1.87%
Novartis AG	2,410	171,236
Roche Holding AG (Non-voting)	567	132,000
Total Switzerland common stocks		303,236

United States—58.70%
Acorda Therapeutics, Inc.*1	4,900	156,947
Adobe Systems, Inc.*1	6,500	282,815
Aegerion Pharmaceuticals, Inc.*1	1,750	70,595
Allergan, Inc.[1]	500	55,815
Alliance Data Systems Corp.*1	700	113,323
Alnylam Pharmaceuticals, Inc.*1	3,800	92,606
Amazon.com, Inc.*1	1,000	266,490
American Campus Communities, Inc.[1]	900	40,806
American Capital Agency Corp.[1]	4,200	137,676
Apple, Inc.[1]	560	247,873
Archer-Daniels-Midland Co.[1]	4,000	134,920
Atmel Corp.*1	15,600	108,576
Baker Hughes, Inc.[1]	2,700	125,307
Baxter International, Inc.[1]	4,600	334,144
Bio-Rad Laboratories, Inc., Class A*1	1,200	151,200
Boeing Co.[1]	900	77,265
Broadcom Corp., Class A1	2,400	83,208
Cardinal Health, Inc.	1,500	62,430
Citigroup, Inc.[1]	3,940	174,306
Comcast Corp., Class A1	1,600	67,216
Cubist Pharmaceuticals, Inc.*1	2,100	98,322
CVS Caremark Corp.[1]	2,600	142,974
Digital Realty Trust, Inc.[1]	1,200	80,292
Dow Chemical Co.[1]	4,400	140,096
Edison International[1]	4,300	216,376
EOG Resources, Inc.[1]	930	119,105
Fifth Third Bancorp[1]	1,900	30,989
General Dynamics Corp.[1]	2,600	183,326
Gilead Sciences, Inc.*1	2,600	127,218
Halliburton Co.[1]	2,100	84,861
Hertz Global Holdings, Inc.*1	9,900	220,374
Hess Corp.[1]	2,100	150,381
Hospira, Inc.*1	3,100	101,773
Illinois Tool Works, Inc.[1]	2,300	140,162

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(Concluded)
Impax Laboratories, Inc.*1	3,300	$50,952
Invesco Ltd.[1]	2,900	83,984
Johnson & Johnson[1]	1,300	105,989
JPMorgan Chase & Co.[1]	2,800	132,888
Lam Research Corp.*1	900	37,314
Ligand Pharmaceuticals, Inc., Class B*1	4,700	125,255
Lincoln National Corp.[1]	3,500	114,135
Macy’s, Inc.[1]	1,700	71,128
MasterCard, Inc., Class A1	200	108,226
McDermott International, Inc.*1	4,300	47,257
McKesson Corp.[1]	1,100	118,756
Medtronic, Inc.[1]	2,200	103,312
Merck & Co., Inc.[1]	900	39,807
MetLife, Inc.[1]	2,700	102,654
MetroPCS Communications, Inc.*1	3,400	37,060
Micron Technology, Inc.*1	17,500	174,650
Morgan Stanley[1]	8,700	191,226
Motorola Solutions, Inc.[1]	1,300	83,239
NetApp, Inc.*1	5,500	187,880
News Corp., Class A1	2,000	61,040
NextEra Energy, Inc.[1]	3,500	271,880
NII Holdings, Inc.*1	23,500	101,755
Noble Corp.[1]	3,400	129,710
Norfolk Southern Corp.[1]	4,200	323,736
PG&E Corp.[1]	5,000	222,650
Philip Morris International, Inc.[1]	1,200	111,252
PNC Financial Services Group, Inc.[1]	500	33,250
Prudential Financial, Inc.[1]	600	35,394
Ralph Lauren Corp.[1]	700	118,517
Republic Services, Inc.[1]	1,300	42,900
Salix Pharmaceuticals Ltd.*1	900	46,062
ServiceSource International, Inc.*1	19,800	139,986
Skyworks Solutions, Inc.*1	7,400	163,022
Spirit Airlines, Inc.*1	4,900	124,264
Starbucks Corp.[1]	1,400	79,744
Steel Dynamics, Inc.[1]	3,200	50,784
SunTrust Banks, Inc.[1]	1,000	28,810
Symantec Corp.*1	3,300	81,444
Time Warner, Inc.[1]	2,000	115,240
Travelers Cos., Inc.[1]	1,200	101,028
United Technologies Corp.[1]	600	56,058
UnitedHealth Group, Inc.[1]	1,600	91,536
US Bancorp[1]	3,200	108,576
Viacom, Inc., Class B1	1,700	104,669
Waste Management, Inc.[1]	2,100	82,341
Weight Watchers International, Inc.[1]	2,300	96,853
Wells Fargo & Co.[1]	2,200	81,378
Total United States common stocks		9,539,358
Total common stocks (cost $12,794,661)		14,179,920

Preferred stock—0.57%
Germany—0.57%
Henkel AG & Co KGaA, Preference shares (cost $85,309)	963	92,692

Short-term investment—23.75%
Investment company—23.75%
UBS Cash Management Prime Relationship Fund (cost $3,858,991)	3,858,991	3,858,991
Total investments before investments sold short—111.57% (cost $16,738,961)		18,131,603

Investments sold short—(62.61)%
Common stocks—(62.61)%
Austria—(0.34)%
Strabag SE	(2,482)	(55,629)

Belgium—(0.52)%
Belgacom SA	(3,430)	(85,275)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Bermuda—(0.58)%
Frontline Ltd.	(17,614)	$(39,053)
Marvell Technology Group Ltd.	(5,200)	(55,016)
Total Bermuda common stocks		(94,069)

Denmark—(0.79)%
William Demant Holding A/S	(1,533)	(128,435)

Finland—(1.03)%
Nokia Oyj	(27,505)	(88,990)
Stockmann OYJ Abp, Class B	(1,238)	(19,392)
UPM-Kymmene Oyj	(5,249)	(58,571)
Total Finland common stocks		(166,953)

France—(3.05)%
Areva SA	(3,976)	(58,713)
Bourbon SA	(2,202)	(60,927)
Cie Generale de Geophysique-Veritas	(2,032)	(45,765)
Electricite de France SA	(4,733)	(90,762)
GDF Suez	(3,875)	(74,607)
Peugeot SA	(7,627)	(55,238)
Societe Television Francaise 1	(5,107)	(57,248)
Vallourec SA	(1,105)	(53,117)
Total France common stocks		(496,377)

Germany—(3.24)%
Commerzbank AG	(27,904)	(40,955)
E.ON SE	(5,808)	(101,401)
Fraport AG Frankfurt Airport Services Worldwide	(1,006)	(56,385)
H&R AG	(4,909)	(62,077)
K+S AG NPV	(2,010)	(93,489)
Metro AG	(1,697)	(48,248)
Rhoen Klinikum AG	(2,404)	(51,015)
Salzgitter AG	(1,821)	(73,097)
Total Germany common stocks		(526,667)

Italy—(3.07)%
Atlantia SpA	(2,787)	(44,014)
Banca Monte dei Paschi di Siena SpA	(255,238)	(60,528)
Fiat SpA	(14,640)	(77,880)
Italcementi SpA	(18,740)	(108,915)
Mediaset SpA	(33,160)	(67,712)
Saras SpA	(68,319)	(82,977)
Unione di Banche Italiane SCPA	(15,451)	(56,922)
Total Italy common stocks		(498,948)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Japan—(0.60)%
Nintendo Co., Ltd.	(900)	$(97,042)

Luxembourg—(0.91)%
APERAM SA NPV	(5,981)	(73,494)
ArcelorMittal	(4,724)	(60,857)
Millicom International Cellular SA SDR	(168)	(13,419)
Total Luxembourg common stocks		(147,770)

Netherlands—(0.35)%
LyondellBasell Industries NV, Class A	(900)	(56,961)

Norway—(0.89)%
Norsk Hydro ASA	(20,933)	(90,459)
Storebrand ASA	(13,945)	(54,126)
Total Norway common stocks		(144,585)

Portugal—(0.68)%
Portugal Telecom SGPS SA	(22,199)	(109,953)

Singapore—(1.10)%
Genting Singapore PLC	(68,000)	(81,961)
Singapore Airlines Ltd.	(11,000)	(96,400)
Total Singapore common stocks		(178,361)

Spain—(1.49)%
Antena 3 de Television SA	(17,267)	(94,068)
Iberdrola SA	(12,020)	(55,977)
Indra Sistemas SA	(7,673)	(91,471)
Total Spain common stocks		(241,516)

Sweden—(3.04)%
Modern Times Group AB, Class B	(2,501)	(99,517)
Ratos AB, Class B	(9,396)	(99,272)
SKF AB, Class B	(3,539)	(86,295)
SSAB AB, Class A	(10,258)	(78,172)
Tele2 AB, Class B	(2,393)	(41,643)
Volvo AB, Class B	(6,106)	(88,781)
Total Sweden common stocks		(493,680)

Switzerland—(1.24)%
Panalpina Welttransport Holding AG	(922)	(81,293)
Schmolz + Bickenbach AG	(24,251)	(59,778)
Tyco International Ltd.	(1,900)	(60,800)
Total Switzerland common stocks		(201,871)

United States—(39.69)%
Abaxis, Inc.	(1,000)	(47,320)
Abbott Laboratories	(1,100)	(38,852)
AbbVie, Inc.	(1,100)	(44,858)
Abercrombie & Fitch Co., Class A	(600)	(27,720)
ADT Corp./The	(2,272)	(111,192)
Advanced Micro Devices, Inc.	(12,600)	(32,130)
AGCO Corp.	(1,400)	(72,968)
AK Steel Holding Corp.	(11,300)	(37,403)
American Express Co.	(500)	(33,730)
American International Group, Inc.	(2,500)	(97,050)
Amgen, Inc.	(400)	(41,004)
Analog Devices, Inc.	(700)	(32,543)
Aqua America, Inc.	(2,400)	(75,456)
Associated Banc-Corp.	(3,400)	(51,646)
Auxilium Pharmaceuticals, Inc.	(2,200)	(38,016)
AvalonBay Communities, Inc.	(200)	(25,334)
Bank of America Corp.	(6,600)	(80,388)
BMC Software, Inc.	(2,800)	(129,724)
Bristol-Myers Squibb Co.	(2,000)	(82,380)
Calpine Corp.	(2,400)	(49,440)
Celgene Corp.	(700)	(81,137)
Charles Schwab Corp.	(4,500)	(79,605)
Chevron Corp.	(400)	(47,528)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(Continued)
Choice Hotels International, Inc.	(700)	$(29,617)
Ciena Corp.	(4,200)	(67,242)
Cisco Systems, Inc.	(4,200)	(87,822)
Citrix Systems, Inc.	(800)	(57,728)
City National Corp.	(500)	(29,455)
Cognizant Technology Solutions Corp., Class A	(1,400)	(107,254)
Community Health Systems, Inc.	(1,050)	(49,759)
ConocoPhillips	(2,100)	(126,210)
Consolidated Edison, Inc.	(2,600)	(158,678)
CSX Corp.	(3,900)	(96,057)
DexCom, Inc.	(2,900)	(48,488)
Diebold, Inc.	(1,700)	(51,544)
Ecolab, Inc.	(1,100)	(88,198)
Edwards Lifesciences Corp.	(700)	(57,512)
Endo Health Solutions, Inc.	(800)	(24,608)
Equity Residential	(500)	(27,530)
Exxon Mobil Corp.	(1,200)	(108,132)
Fastenal Co.	(2,400)	(123,240)
First Solar, Inc.	(1,200)	(32,352)
Fiserv, Inc.	(900)	(79,047)
Gannett Co., Inc.	(3,900)	(85,293)
Gap, Inc.	(2,100)	(74,340)
Genuine Parts Co.	(800)	(62,400)
Hartford Financial Services Group, Inc.	(1,400)	(36,120)
Hawaiian Electric Industries, Inc.	(1,700)	(47,107)
Healthcare Services Group, Inc.	(2,400)	(61,512)
Henry Schein, Inc.	(500)	(46,275)
Hewlett-Packard Co.	(5,300)	(126,352)
Hyatt Hotels Corp., Class A	(2,200)	(95,106)
IDEXX Laboratories, Inc.	(750)	(69,292)
Integrys Energy Group, Inc.	(1,100)	(63,976)
Intel Corp.	(5,700)	(124,545)
International Business Machines Corp.	(350)	(74,655)
Kansas City Southern	(700)	(77,630)
Lamar Advertising Co., Class A	(2,900)	(140,969)
Lexmark International, Inc., Class A	(1,800)	(47,520)
MDU Resources Group, Inc.	(2,000)	(49,980)
Meridian Bioscience, Inc.	(2,000)	(45,640)
Mettler-Toledo International, Inc.	(460)	(98,081)
Nordstrom, Inc.	(600)	(33,138)
Northern Trust Corp.	(600)	(32,736)
Onyx Pharmaceuticals, Inc.	(500)	(44,430)
Owens & Minor, Inc.	(2,200)	(71,632)
Pepco Holdings, Inc.	(2,300)	(49,220)
Perrigo Co.	(500)	(59,365)
Pioneer Natural Resources Co.	(400)	(49,700)
Pitney Bowes, Inc.	(6,800)	(101,048)
Praxair, Inc.	(700)	(78,078)
Public Storage	(250)	(38,080)
QLogic Corp.	(10,900)	(126,440)
Questar Corp.	(2,500)	(60,825)
Red Hat, Inc.	(2,300)	(116,288)
Regeneron Pharmaceuticals, Inc.	(200)	(35,280)
Rockwell Automation, Inc.	(1,400)	(120,890)
Schlumberger Ltd.	(800)	(59,912)
Sigma-Aldrich Corp.	(500)	(38,840)
Signature Bank	(500)	(39,380)
Southern Co.	(1,700)	(79,764)

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(Concluded)
Starwood Hotels & Resorts Worldwide, Inc.	(1,700)	$(108,341)
Stericycle, Inc.	(400)	(42,472)
STERIS Corp.	(850)	(35,369)
SVB Financial Group	(500)	(35,470)
T. Rowe Price Group, Inc.	(700)	(52,409)
TCF Financial Corp.	(4,300)	(64,328)
TECO Energy, Inc.	(2,500)	(44,550)
Teradyne, Inc.	(1,800)	(29,196)
TJX Cos., Inc.	(1,500)	(70,125)
Under Armour, Inc., Class A	(500)	(25,600)
United Therapeutics Corp.	(800)	(48,696)
Vertex Pharmaceuticals, Inc.	(700)	(38,486)
Walt Disney Co.	(800)	(45,440)
Wright Medical Group, Inc.	(2,300)	(54,763)
WW Grainger, Inc.	(500)	(112,490)
Xerox Corp.	(12,800)	(110,080)
Zions Bancorporation	(2,500)	(62,475)
Total United States common stocks		(6,450,026)
Total investments sold short (proceeds $9,788,650)		(10,174,118)
Total investments, net of investments sold short—48.96%		7,957,485
Cash and other assets, less liabilities—51.04%		8,293,922
Net assets—100.00%		$16,251,407

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,727,352
Gross unrealized depreciation	(334,709)
Net unrealized appreciation of investments	$1,392,643

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	245,000	GBP	210,450	04/22/13	$5,639
JPMCB	GBP	605,095	EUR	705,000	04/22/13	(15,490)
JPMCB	GBP	195,472	SEK	1,970,000	04/22/13	5,197
JPMCB	GBP	38,000	USD	59,642	04/22/13	1,910
JPMCB	JPY	28,200,000	USD	309,979	04/22/13	10,371
JPMCB	SEK	1,970,000	GBP	196,763	04/22/13	(3,235)
JPMCB	USD	34,829	EUR	26,000	04/22/13	(1,497)
Net unrealized appreciation on forward foreign currency contracts						$2,895

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

Portfolio Swap* Outstanding at March 31, 20137

Counterparty	Description	Termination Date	Value
Credit Suisse International	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or SAFEX floating rate.	08/04/14	$199,301

*See the accompanying “Additional Information-Portfolio Swap” for further details.

*Additional Information-Portfolio Swap

Portfolio swap positions	Notional Values[3]	Current Values[4]	Value[5]
Long Positions

United Kingdom
Berkeley Group Holdings PLC	$89,214	$99,455	$10,241
British American Tobacco PLC	77,269	83,066	5,797
BT Group PLC	64,835	72,591	7,756
Diageo PLC	90,470	99,693	9,223
Diploma PLC	102,398	104,906	2,508
Filtrona PLC	89,334	112,607	23,273
Glaxosmithkline PLC	207,130	220,373	13,243
Halma PLC	65,236	73,300	8,064
Interteck Group PLC	58,857	64,289	5,432
Next PLC	94,400	101,433	7,033
Nichols PLC	90,866	91,352	486
Playtech Ltd.	77,825	106,554	28,729
Qinetiq Group PLC	117,674	130,037	12,363
Reckitt Benckiser Group PLC	128,994	144,307	15,313
Tate & Lyle PLC	55,415	57,951	2,536
Unilever PLC	77,569	83,165	5,596
William Hill PLC	95,038	91,613	(3,425)
William Hill PLC	46	6,824	6,778
Total United Kingdom	1,582,570	1,743,516	160,946

Total Long Positions of Portfolio Swap	1,582,570	1,743,516	160,946

Short Positions

South Africa
African Bank Investments Ltd.	(94,586)	(90,244)	4,342

South Korea
Korean Air Lines Co., Ltd.	(107,974)	(97,431)	10,543

Taiwan
Taiwan Glass Industry Corp.	(97,930)	(91,464)	6,466

United Kingdom
Astrazeneca PLC	(63,227)	(68,383)	(5,156)
Debenhams PLC	(96,723)	(83,289)	13,434
Stobart Group Ltd.	(31,399)	(26,216)	5,183
Total United Kingdom	(191,349)	(177,888)	13,461

Total Short Positions of Portfolio Swap	(491,839)	(457,027)	34,812

Total Long and Short Positions of Portfolio Swap	1,090,731	1,286,489	195,758

Cash and Other Receivables[6]			6,420

Financing costs			(2,877)

Net Swap Contract, at Value			$199,301

UBS Equity Long-Short Multi-Strategy Fund

Portfolio of investments – March 31, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$14,179,920	$—	$—	$14,179,920
Preferred stock	92,692	—	—	92,692
Short-term investment	—	3,858,991	—	3,858,991
Common stocks sold short	(10,174,118)	—	—	(10,174,118)
Forward foreign currency contracts, net	—	2,895	—	2,895
Portfolio swap	—	199,301	—	199,301
Total	$4,098,494	4,061,187	—	8,159,681

1            At March 31, 2013, securities valued at $(53,353) were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investment that were valued using unobservable inputs for the period:

	Common stock sold short	Total
Assets
Beginning balance	$(1,296)	$(1,296)
Purchases	1,096	1,096
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	—	—
Total realized gain	(1,096)	(1,096)
Change in net unrealized appreciation/depreciation	1,296	1,296
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$—	$—

Portfolio footnotes

*                           Non-income producing security.

1                           All or a portion of these securities have been delivered to cover open short positions.

2                           The table below details the Fund’s investment in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$9,335,046	$19,308,493	$24,784,548	$3,858,991	$7,650

3                           Notional value represents the market value (including any fees or commissions) of the long and short positions at the time they are established.

4                           Current value represents the market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.

5                           Value represents the unrealized gain (loss) of the positions at March 31, 2013.

6                           Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets.  Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

7                           Security is illiquid. At March 31, 2013, the value of these securities and other derivative instruments amounted to $199,301 or 1.23% of net assets.

UBS International Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2013

Common stocks
Airlines	0.61%
Auto components	1.43
Automobiles	3.75
Beverages	2.63
Building products	0.56
Capital markets	2.21
Chemicals	3.73
Commercial banks	15.97
Computers & peripherals	0.75
Construction & engineering	0.63
Construction materials	1.72
Consumer finance	0.38
Diversified financial services	1.54
Diversified telecommunication services	1.06
Electric utilities	0.65
Electrical equipment	0.69
Electronic equipment, instruments & components	1.68
Energy equipment & services	1.23
Food & staples retailing	1.37
Food products	3.36
Gas utilities	0.41
Hotels, restaurants & leisure	1.57
Household products	0.37
Industrial conglomerates	0.44
Insurance	4.82
Internet & catalog retail	1.36
Internet software & services	0.67
IT services	0.46
Leisure equipment & products	0.65
Life sciences tools & services	0.75
Machinery	5.07
Marine	0.28
Media	1.86
Metals & mining	3.82
Multiline retail	0.40
Multi-utilities	0.54
Oil, gas & consumable fuels	6.07
Personal products	0.46
Pharmaceuticals	5.62
Real estate investment trust (REIT)	1.00
Real estate management & development	1.27
Semiconductors & semiconductor equipment	2.91
Software	1.51
Specialty retail	0.99
Textiles, apparel & luxury goods	1.37
Tobacco	1.08
Trading companies & distributors	1.60
Wireless telecommunication services	3.55
Total common stocks	96.85%
Preferred stock	1.14
Investment of cash collateral from securities loaned	4.77
Total investments	102.76%

Liabilities, in excess of cash and other assets	(2.76)
Net assets	100.00%

UBS International Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—96.85%
Australia—3.25%
Australia & New Zealand Banking Group Ltd.	1,771	$52,606
BHP Billiton Ltd.	2,080	70,945
Commonwealth Bank of Australia	1,093	77,394
Orica Ltd.	5,628	143,267
Treasury Wine Estates Ltd.	13,452	79,691
Westfield Group	9,784	110,525
Westpac Banking Corp.	2,110	67,574
Total Australia common stocks		602,002

Austria—0.39%
Andritz AG	1,082	72,594

Belgium—0.11%
Anheuser-Busch InBev NV	209	20,696

Brazil—0.94%
Cielo SA	2,900	85,432
Vale SA ADR[1]	5,100	88,179
Total Brazil common stocks		173,611

Canada—2.82%
Canadian Oil Sands Ltd.	4,200	86,576
PetroBakken Energy Ltd.[1]	7,956	69,155
Petrominerales Ltd.[1]	6,100	37,110
Royal Bank of Canada	2,900	174,711
Suncor Energy, Inc.	5,200	155,818
Total Canada common stocks		523,370

China—4.97%
AIA Group Ltd.	43,238	189,383
Brilliance China Automotive Holdings Ltd.*	84,000	98,689
China Construction Bank Corp., H Shares	315,280	257,502
China Merchants Bank Co., Ltd., H Shares	38,259	81,027
China Mobile Ltd.	11,000	116,482
China Shipping Container Lines Co., Ltd., H Shares*	190,000	51,401
Ping An Insurance Group Co. of China Ltd., H Shares	16,500	127,961
Total China common stocks		922,445

Denmark—1.76%
FLSmidth & Co. A/S	1,918	116,108
Novo Nordisk A/S, Class B	1,292	209,913
Total Denmark common stocks		326,021

Finland—1.21%
Sampo Oyj, Class A	5,834	224,349

France—2.89%
BNP Paribas SA	1,767	90,692
Carrefour SA	6,947	190,167
Lafarge SA	813	54,014
Schneider Electric SA	1,762	128,741
Technip SA	357	36,601
Valeo SA	673	36,418
Total France common stocks		536,633

Germany—8.70%
Allianz SE	211	28,656
BASF SE	736	64,456
Bayer AG	2,145	221,258
Bayerische Motoren Werke AG	867	74,806
Beiersdorf AG NPV	918	84,772
Deutsche Bank AG	3,011	117,391
E.ON SE	5,776	100,842
GEA Group AG	1,471	48,479
Gerresheimer AG	2,414	138,706
HeidelbergCement AG	2,634	189,280
Hugo Boss AG	368	41,238
Infineon Technologies AG	14,240	112,442
Kabel Deutschland Holding AG	1,774	163,683
MAN SE	768	82,567
SAP AG	1,813	145,249
Total Germany common stocks		1,613,825

UBS International Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Hong Kong—0.62%
Shangri-La Asia Ltd.	24,000	$46,995
Sun Hung Kai Properties Ltd.	5,000	67,375
Total Hong Kong common stocks		114,370

India—0.37%
ICICI Bank Ltd. ADR	1,600	68,640

Indonesia—2.52%
Astra International Tbk PT	144,000	117,067
Bank Rakyat Indonesia PT	305,000	274,634
Semen Indonesia Persero Tbk PT	42,000	76,501
Total Indonesia common stocks		468,202

Ireland—0.61%
Ryanair Holdings PLC ADR	2,700	112,806

Israel—0.64%
Teva Pharmaceutical Industries Ltd.	3,019	118,853

Italy—0.89%
Fiat Industrial SpA	14,603	164,164

Japan—20.46%
Asahi Glass Co., Ltd.	15,000	103,734
Bridgestone Corp.	5,400	180,698
Calsonic Kansei Corp.[1]	11,000	48,377
Cosmos Pharmaceutical Corp.	500	64,907
Credit Saison Co., Ltd.	2,800	69,721
Don Quijote Co., Ltd.	1,700	75,216
FANUC Corp.	500	76,433
Ibiden Co., Ltd.	4,600	71,638
Isuzu Motors Ltd.	11,000	66,256
ITOCHU Corp.	17,600	214,823
Japan Petroleum Exploration Co.	2,400	94,205
Kakaku.com, Inc.[1]	3,400	85,528
KDDI Corp.[1]	4,400	183,460
Komatsu Ltd.	3,900	92,513
Makino Milling Machine Co., Ltd.	14,000	86,705
Mitsubishi Corp.	4,400	82,265
Mitsubishi Estate Co., Ltd.	3,000	84,485
Mitsubishi UFJ Financial Group, Inc.	69,700	417,600
Murata Manufacturing Co., Ltd.[1]	900	67,690
Nippon Steel & Sumitomo Metal Corp.	28,000	70,792
Nissan Motor Co., Ltd.	9,700	93,460
ORIX Corp.	18,200	231,234
Sankyo Co., Ltd.	2,600	121,528
Shin-Etsu Chemical Co., Ltd.	3,800	250,683
Sumitomo Mitsui Financial Group, Inc.[1]	2,800	114,219
Tadano Ltd.	7,000	79,120
THK Co., Ltd.	7,000	138,015
Tokio Marine Holdings, Inc.	4,300	123,516
Tokyo Gas Co., Ltd.	14,000	75,551
Tokyo Tatemono Co., Ltd.	12,000	85,154
Toyota Motor Corp.	4,800	246,030
Total Japan common stocks		3,795,556

Luxembourg—0.36%
ArcelorMittal	5,150	66,345

Macau—1.31%
Sands China Ltd.	46,800	242,665

Malaysia—0.43%
Petronas Chemicals Group Bhd	38,400	79,987

Netherlands—3.21%
ASML Holding NV	675	45,400
Gemalto NV	1,599	139,481
Heineken NV	2,593	195,442
ING Groep NV CVA*	7,464	52,976
Koninklijke DSM NV	1,439	83,762
Unilever NV CVA	1,916	78,482
Total Netherlands common stocks		595,543

UBS International Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Norway—2.07%
DNB ASA	5,069	$74,333
Subsea 7 SA1	4,813	112,481
Telenor ASA	9,044	197,735
Total Norway common stocks		384,549

Philippines—0.44%
SM Investments Corp.	3,005	82,102

Russia—2.01%
Gazprom OAO ADR	11,513	98,436
Mobile Telesystems OJSC ADR	7,050	146,217
Sberbank of Russia Federation[2]	40,776	128,893
Total Russia common stocks		373,546

South Africa—0.98%
Naspers Ltd., Class N	2,901	180,727

South Korea—2.13%
Samsung Electronics Co., Ltd.	221	299,937
Shinhan Financial Group Co., Ltd.	2,640	94,557
Total South Korea common stocks		394,494

Spain—1.22%
Banco Bilbao Vizcaya Argentaria SA	3,538	30,671
Banco Santander SA	4,467	30,016
Inditex SA	701	92,913
Viscofan SA	1,393	73,041
Total Spain common stocks		226,641

Sweden—1.50%
Lundin Petroleum AB*	4,082	88,323
Skandinaviska Enskilda Banken AB, Class A1	9,006	90,453
Trelleborg AB, Class B	620	8,506
Volvo AB, Class B	6,246	90,816
Total Sweden common stocks		278,098

Switzerland—7.94%
Cie Financiere Richemont SA, Class A	1,527	119,837
Credit Suisse Group AG*	7,989	209,634
GAM Holding AG*	4,991	84,384
Nestle SA	6,548	473,528
Novartis AG	6,943	493,317
Swatch Group AG	908	92,158
Total Switzerland common stocks		1,472,858

Taiwan—0.93%
HON HAI Precision Industry Co., Ltd.	62,124	171,813

Thailand—1.21%
Home Product Center PCL	157,680	90,457
Kasikornbank PCL	18,800	134,171
Total Thailand common stocks		224,628

Turkey—0.41%
Turkiye Halk Bankasi AS	7,083	75,751

UBS International Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United Kingdom—17.55%
Afren PLC*	9,856	$21,236
ARM Holdings PLC	5,742	80,354
ASOS PLC*	4,972	252,856
Barclays PLC	35,544	157,242
BG Group PLC	2,147	36,831
BP PLC	39,409	275,388
Croda International PLC	1,689	70,395
Derwent London PLC	1,099	35,936
Diageo PLC	772	24,340
Great Portland Estates PLC	5,265	39,672
HSBC Holdings PLC	34,414	367,340
Imperial Tobacco Group PLC	5,709	199,428
Jardine Lloyd Thompson Group PLC	2,798	36,180
John Wood Group PLC	5,905	77,745
Prudential PLC	9,938	160,818
Reckitt Benckiser Group PLC	959	68,748
Rio Tinto PLC	5,328	249,750
Royal Dutch Shell PLC, Class A	4,222	136,578
SABMiller PLC	3,207	168,796
Sage Group PLC	25,931	135,027
SSE PLC	5,349	120,613
Standard Chartered PLC	3,944	102,086
Telecity Group PLC	2,872	39,428
Tullow Oil PLC	1,328	24,839
Vodafone Group PLC	74,871	212,281
Xstrata PLC	9,987	162,066
Total United Kingdom common stocks		3,255,973
Total common stocks (cost $15,879,482)		17,963,857

Preferred stock—1.14%
Germany—1.14%
Volkswagen AG, Preference shares (cost $215,838)	1,070	$212,595

Investment of cash collateral from securities loaned—4.77%
UBS Private Money Market Fund LLC[3] (cost $884,362)	884,362	884,362

Total investments—102.76% (cost $16,979,682)		19,060,814
Liabilities, in excess of cash and other assets—(2.76)%		(512,008)
Net assets—100.00%		$18,548,806

UBS International Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,927,185
Gross unrealized depreciation	(846,053)
Net unrealized appreciation of investments	$2,081,132

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used through out the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	79,900	USD	81,306	06/19/13	$(1,390)
JPMCB	BRL	359,600	USD	179,531	06/19/13	3,236
JPMCB	CHF	106,826	EUR	87,600	06/19/13	(292)
JPMCB	CHF	156,800	USD	168,975	06/19/13	3,632
JPMCB	CNY	3,337,400	USD	530,156	06/19/13	(4,532)
JPMCB	GBP	242,800	USD	362,918	06/19/13	(5,854)
JPMCB	HKD	1,558,900	USD	200,989	06/19/13	89
JPMCB	ILS	377,500	USD	100,790	06/19/13	(2,703)
JPMCB	JPY	17,934,900	USD	190,072	06/19/13	(557)
JPMCB	JPY	17,610,000	USD	187,753	06/19/13	577
JPMCB	KRW	467,000,000	USD	426,056	06/19/13	8,084
JPMCB	MYR	458,000	USD	146,809	06/19/13	(307)
JPMCB	NOK	1,433,100	USD	250,243	06/19/13	5,635
JPMCB	THB	5,310,000	USD	177,035	06/19/13	(3,412)
JPMCB	TWD	5,405,500	USD	182,587	06/19/13	1,519
JPMCB	USD	83,221	AUD	79,900	06/19/13	(524)
JPMCB	USD	622,680	CAD	640,200	06/19/13	6,408
JPMCB	USD	734,524	EUR	561,400	06/19/13	(14,483)
JPMCB	USD	97,779	GBP	64,500	06/19/13	186
JPMCB	USD	74,348	HKD	576,900	06/19/13	(1)
JPMCB	USD	117,613	INR	6,499,300	06/19/13	34
JPMCB	USD	224,023	JPY	20,596,200	06/19/13	(5,108)
JPMCB	USD	223,102	MXN	2,885,200	06/19/13	8,765
JPMCB	USD	160,416	PLN	515,000	06/19/13	(3,257)
JPMCB	USD	210,208	SEK	1,349,900	06/19/13	(3,404)
JPMCB	USD	418,077	SGD	518,000	06/19/13	(370)
JPMCB	USD	75,979	SGD	94,800	06/19/13	466
JPMCB	ZAR	1,745,200	USD	195,095	06/19/13	7,318
Net unrealized depreciation on forward foreign currency contracts						$(245)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$17,963,857	$—	$—	$17,963,857
Preferred stock	212,595	—	—	212,595
Investment of cash collateral from securities loaned	—	884,362	—	884,362
Forward foreign currency contracts, net	—	(245)	—	(245)
Total	$18,176,452	$884,117	$—	$19,060,569

1            At March 31, 2013, securities valued at $14,482,161 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

UBS International Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investment that were valued using unobservable inputs for the period:

	Common Stock	Total
Assets
Beginning balance	$223	$223
Purchases	—	—
Issuances	—	—
Sales	(182)	(182)
Accrued discounts (premiums)	—	—
Total realized gain	182	182
Change in net unrealized appreciation/depreciation	(223)	(223)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$—	$—

Portfolio footnotes

*            Non-income producing security.

1            Security, or portion thereof, was on loan at March 31, 2013.

2            Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At  March 31, 2013, the value of these securities amounted to $128,893 or 0.69% of net assets.

3            The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$325,319	$3,879,030	$4,204,349	$—	$457
UBS Private Money Market Fund LLC[a]	781,222	7,581,756	7,478,616	884,362	217
	$1,106,541	$11,460,786	$11,682,965	$884,362	$674

a The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Defensive Equity Fund (formerly known as UBS U.S. Equity Alpha Fund)

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	5.48%
Airlines	1.52
Biotechnology	4.41
Capital markets	3.92
Chemicals	2.17
Commercial banks	4.37
Commercial services & supplies	1.99
Computers & peripherals	6.11
Diversified financial services	6.27
Electric utilities	5.60
Energy equipment & services	5.66
Food products	4.82
Health care equipment & supplies	2.81
Health care providers & services	3.13
Hotels, restaurants & leisure	2.24
Household products	2.20
Insurance	3.55
Internet & catalog retail	4.44
IT services	1.61
Life sciences tools & services	1.34
Machinery	1.83
Media	8.90
Multiline retail	1.45
Multi-utilities	2.37
Oil, gas & consumable fuels	3.64
Pharmaceuticals	9.01
Real estate investment trust (REIT)	3.28
Road & rail	6.89
Semiconductors & semiconductor equipment	8.49
Software	5.72
Textiles, apparel & luxury goods	1.47
Tobacco	2.16
Wireless telecommunication services	2.00
Total common stocks	130.85%
Investment company
SPDR S&P 500 ETF Trust	1.67
Options purchased	0.29
Total investments before investments sold short	132.81%

Investments sold short
Common stocks
Biotechnology	(1.70)
Capital markets	(1.68)
Chemicals	(0.96)
Commercial banks	(1.66)
Commercial services & supplies	(1.38)
Computers & peripherals	(1.48)
Consumer finance	(0.31)
Diversified financial services	(0.41)
Electric utilities	(0.96)
Gas utilities	(0.49)
Health care equipment & supplies	(2.11)
Health care providers & services	(1.05)
Hotels, restaurants & leisure	(3.46)
Insurance	(0.85)
IT services	(0.46)
Life sciences tools & services	(0.71)
Machinery	(0.97)
Media	(2.79)
Multi-utilities	(1.85)
Office electronics	(0.56)
Pharmaceuticals	(1.63)
Real estate investment trust (REIT)	(0.47)
Road & rail	(0.96)
Semiconductors & semiconductor equipment	(1.47)
Software	(1.27)
Specialty retail	(0.31)
Textiles, apparel & luxury goods	(0.27)
Trading companies & distributors	(0.44)
Water utilities	(0.71)
Total investments sold short	(33.37)%
Total investments, net of investments sold short	99.44
Cash and other assets, less liabilities	0.56
Net assets	100.00%

1 Figures represent the industry breakdown of direct investments of UBS U.S. Defensive Equity Fund. Figures might be different if a breakdown of the underlying investment company and derivatives exposure was included.

UBS U.S. Defensive Equity Fund (formerly known as UBS U.S. Equity Alpha Fund)

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—130.85%
Aerospace & defense—5.48%
Boeing Co.[1]	4,000	$343,400
General Dynamics Corp.[1]	6,800	479,468
		822,868
Airlines—1.52%
Spirit Airlines, Inc.*1	9,000	228,240

Biotechnology—4.41%
Acorda Therapeutics, Inc.*1	4,900	156,947
Alnylam Pharmaceuticals, Inc.*1	3,300	80,421
Cubist Pharmaceuticals, Inc.*1	1,500	70,230
Gilead Sciences, Inc.*1	4,200	205,506
Ligand Pharmaceuticals, Inc., Class B*1	5,600	149,240
		662,344
Capital markets—3.92%
Invesco Ltd.[1]	5,900	170,864
Morgan Stanley[1]	19,000	417,620
		588,484
Chemicals—2.17%
Dow Chemical Co.[1]	10,200	324,768

Commercial banks—4.37%
US Bancorp	8,000	271,440
Wells Fargo & Co.[1]	10,400	384,696
		656,136
Commercial services & supplies—1.99%
Waste Management, Inc.[1]	7,600	297,996

Computers & peripherals—6.11%
Apple, Inc.[1]	1,430	632,961
NetApp, Inc.*1	8,300	283,528
		916,489
Diversified financial services—6.27%
Citigroup, Inc.[1]	10,319	456,513
JPMorgan Chase & Co.[1]	10,200	484,092
		940,605
Electric utilities—5.60%
Edison International[1]	7,600	382,432
NextEra Energy, Inc.[1]	5,900	458,312
		840,744
Energy equipment & services—5.66%
Baker Hughes, Inc.[1]	4,400	204,204
Halliburton Co.[1]	4,700	189,927
McDermott International, Inc.*1	7,800	85,722
Noble Corp.[1]	9,700	370,055
		849,908
Food products—4.82%
Archer-Daniels-Midland Co.[1]	7,700	259,721
Kraft Foods Group, Inc.[1]	3,233	166,596
Mondelez International, Inc., Class A1	9,700	296,917
		723,234
Health care equipment & supplies—2.81%
Baxter International, Inc.[1]	5,800	421,312

Health care providers & services—3.13%
Cardinal Health, Inc.	4,700	195,614
UnitedHealth Group, Inc.[1]	4,800	274,608
		470,222
Hotels, restaurants & leisure—2.24%
Starbucks Corp.[1]	5,900	336,064

UBS U.S. Defensive Equity Fund (formerly known as UBS U.S. Equity Alpha Fund)

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Household products—2.20%
Colgate-Palmolive Co.[1]	2,800	$330,484

Insurance—3.55%
Lincoln National Corp.[1]	6,900	225,009
MetLife, Inc.[1]	8,100	307,962
		532,971
Internet & catalog retail—4.44%
Amazon.com, Inc.*1	2,500	666,225

IT services—1.61%
ServiceSource International, Inc.*1	34,200	241,794

Life sciences tools & services—1.34%
Bio-Rad Laboratories, Inc., Class A*1	1,600	201,600

Machinery—1.83%
Illinois Tool Works, Inc.[1]	4,500	274,230

Media—8.90%
Comcast Corp., Class A1	10,900	457,909
Time Warner, Inc.[1]	6,800	391,816
Viacom, Inc., Class B1	7,900	486,403
		1,336,128
Multiline retail—1.45%
Macy’s, Inc.[1]	5,200	217,568

Multi-utilities—2.37%
PG&E Corp.[1]	8,000	356,240

Oil, gas & consumable fuels—3.64%
Cabot Oil & Gas Corp.[1]	1,100	74,371
EOG Resources, Inc.[1]	1,500	192,105
Hess Corp.[1]	3,900	279,279
		545,755
Pharmaceuticals—9.01%
Allergan, Inc.[1]	1,200	133,956
Hospira, Inc.*1	6,700	219,961
Impax Laboratories, Inc.*1	8,700	134,328
Johnson & Johnson[1]	3,700	301,661
Merck & Co., Inc.[1]	6,200	274,226
Salix Pharmaceuticals Ltd.*1	3,300	168,894
Teva Pharmaceutical Industries Ltd. ADR	3,000	119,040
		1,352,066
Real estate investment trust (REIT)—3.28%
American Campus Communities, Inc.[1]	2,400	108,816
American Capital Agency Corp.[1]	6,200	203,236
Digital Realty Trust, Inc.[1]	2,700	180,657
		492,709
Road & rail—6.89%
Hertz Global Holdings, Inc.*1	21,200	471,912
Norfolk Southern Corp.[1]	7,300	562,684
		1,034,596
Semiconductors & semiconductor equipment—8.49%
Atmel Corp.*1	24,900	173,304
Avago Technologies Ltd.[1]	3,900	140,088
Broadcom Corp., Class A1	6,900	239,223
Freescale Semiconductor Ltd.*1	3,900	58,071
Micron Technology, Inc.*1	21,500	214,570
NXP Semiconductor NV*1	5,500	166,430
Skyworks Solutions, Inc.*1	12,800	281,984
		1,273,670

UBS U.S. Defensive Equity Fund (formerly known as UBS U.S. Equity Alpha Fund)

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Software—5.72%
Adobe Systems, Inc.*1	11,100	$482,961
Symantec Corp.*1	15,200	375,136
		858,097
Textiles, apparel & luxury goods—1.47%
Ralph Lauren Corp.[1]	1,300	220,103

Tobacco—2.16%
Philip Morris International, Inc.[1]	3,500	324,485

Wireless telecommunication services—2.00%
MetroPCS Communications, Inc.*1	12,800	139,520
NII Holdings, Inc.*1	37,000	160,210
		299,730
Total common stocks (cost $16,025,930)		19,637,865

	Number of contracts
Options purchased—0.29%
Put options—0.29%
S&P 500 Index, Strike @ USD 14.30, expires May 2013 (cost $176,468)	99	44,055

	Shares
Investment company—1.67%
SPDR S&P 500 ETF Trust (cost $248,030)	1,600	250,480
Total investments before investments sold short—132.81% (cost $16,450,428)		19,932,400

Investments sold short—(33.37)%
Common stocks—(33.37)%
Biotechnology—(1.70)%
Celgene Corp.	(600)	(69,546)
Onyx Pharmaceuticals, Inc.	(550)	(48,873)
Regeneron Pharmaceuticals, Inc.	(250)	(44,100)
United Therapeutics Corp.	(700)	(42,609)
Vertex Pharmaceuticals, Inc.	(900)	(49,482)
		(254,610)
Capital markets—(1.68)%
Charles Schwab Corp.	(8,600)	(152,134)
Northern Trust Corp.	(1,000)	(54,560)
T. Rowe Price Group, Inc.	(600)	(44,922)
		(251,616)
Chemicals—(0.96)%
Ecolab, Inc.	(600)	(48,108)
LyondellBasell Industries NV, Class A	(900)	(56,961)
Sigma-Aldrich Corp.	(500)	(38,840)
		(143,909)
Commercial banks—(1.66)%
Associated Banc-Corp.	(3,300)	(50,127)
Signature Bank	(600)	(47,256)
SVB Financial Group	(700)	(49,658)
TCF Financial Corp.	(3,300)	(49,368)
Zions Bancorporation	(2,100)	(52,479)
		(248,888)
Commercial services & supplies—(1.38)%
Healthcare Services Group, Inc.	(2,800)	(71,764)
Pitney Bowes, Inc.	(6,300)	(93,618)
Stericycle, Inc.	(400)	(42,472)
		(207,854)

UBS U.S. Defensive Equity Fund (formerly known as UBS U.S. Equity Alpha Fund)

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Computers & peripherals—(1.48)%
Diebold, Inc.	(2,200)	$(66,704)
Hewlett-Packard Co.	(4,400)	(104,896)
Lexmark International, Inc., Class A	(1,900)	(50,160)
		(221,760)
Consumer finance—(0.31)%
American Express Co.	(700)	(47,222)

Diversified financial services—(0.41)%
Bank of America Corp.	(5,000)	(60,900)

Electric utilities—(0.96)%
Hawaiian Electric Industries, Inc.	(2,600)	(72,046)
Pepco Holdings, Inc.	(3,400)	(72,760)
		(144,806)
Gas utilities—(0.49)%
Questar Corp.	(3,000)	(72,990)

Health care equipment & supplies—(2.11)%
Abaxis, Inc.	(900)	(42,588)
DexCom, Inc.	(2,900)	(48,488)
Edwards Lifesciences Corp.	(400)	(32,864)
IDEXX Laboratories, Inc.	(600)	(55,434)
Meridian Bioscience, Inc.	(2,100)	(47,922)
STERIS Corp.	(1,000)	(41,610)
Wright Medical Group, Inc.	(2,000)	(47,620)
		(316,526)
Health care providers & services—(1.05)%
Community Health Systems, Inc.	(1,400)	(66,346)
Henry Schein, Inc.	(500)	(46,275)
Owens & Minor, Inc.	(1,400)	(45,584)
		(158,205)
Hotels, restaurants & leisure—(3.46)%
Choice Hotels International, Inc.	(5,100)	(215,781)
Hyatt Hotels Corp., Class A	(2,000)	(86,460)
Starwood Hotels & Resorts Worldwide, Inc.	(3,400)	(216,682)
		(518,923)
Insurance—(0.85)%
American International Group, Inc.	(3,300)	(128,106)

IT services—(0.46)%
Cognizant Technology Solutions Corp., Class A	(900)	(68,949)

Life sciences tools & services—(0.71)%
Mettler-Toledo International, Inc.	(500)	(106,610)

Machinery—(0.97)%
AGCO Corp.	(2,800)	(145,936)

Media—(2.79)%
Discovery Communications, Inc., Class A	(1,600)	(125,984)
Gannett Co., Inc.	(8,300)	(181,521)
Lamar Advertising Co., Class A	(2,300)	(111,803)
		(419,308)
Multi-utilities—(1.85)%
Consolidated Edison, Inc.	(1,200)	(73,236)
Integrys Energy Group, Inc.	(1,200)	(69,792)

UBS U.S. Defensive Equity Fund (formerly known as UBS U.S. Equity Alpha Fund)

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Multi-utilities—(concluded)
MDU Resources Group, Inc.	(2,800)	$(69,972)
TECO Energy, Inc.	(3,600)	(64,152)
		(277,152)
Office electronics—(0.56)%
Xerox Corp.	(9,700)	(83,420)

Pharmaceuticals—(1.63)%
Auxilium Pharmaceuticals, Inc.	(2,300)	(39,744)
Bristol-Myers Squibb Co.	(1,100)	(45,309)
Endo Health Solutions, Inc.	(1,700)	(52,292)
Perrigo Co.	(900)	(106,857)
		(244,202)
Real estate investment trust (REIT)—(0.47)%
AvalonBay Communities, Inc.	(300)	(38,001)
Equity Residential	(600)	(33,036)
		(71,037)
Road & rail—(0.96)%
CSX Corp.	(2,700)	(66,501)
Kansas City Southern	(700)	(77,630)
		(144,131)
Semiconductors & semiconductor equipment—(1.47)%
Advanced Micro Devices, Inc.	(18,800)	(47,940)
First Solar, Inc.	(2,100)	(56,616)
Intel Corp.	(2,200)	(48,070)
Marvell Technology Group Ltd.	(6,400)	(67,712)
		(220,338)
Software—(1.27)%
BMC Software, Inc.	(2,200)	(101,926)
Citrix Systems, Inc.	(800)	(57,728)
Red Hat, Inc.	(600)	(30,336)
		(189,990)
Specialty retail—(0.31)%
Abercrombie & Fitch Co., Class A	(1,000)	(46,200)

Textiles, apparel & luxury goods—(0.27)%
Under Armour, Inc., Class A	(800)	(40,960)

Trading companies & distributors—(0.44)%
Fastenal Co.	(1,300)	(66,755)

Water utilities—(0.71)%
Aqua America, Inc.	(3,400)	(106,896)
Total investments sold short (proceeds $3,982,309)		(5,008,199)
Total investments, net of investments sold short—99.44%		14,924,201
Cash and other assets, less liabilities—0.56%		83,400
Net assets—100.00%		$15,007,601

UBS U.S. Defensive Equity Fund (formerly known as UBS U.S. Equity Alpha Fund)

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,990,188
Gross unrealized depreciation	(508,216)
Net unrealized appreciation of investments	$3,481,972

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the table that follow, please refer to end of this report.

Options written

	Expiration date	Premiums received	Value
Put option
S&P 500 Index, 99 contracts, strike @ USD 12.75	May 2013	$39,353	$(6,435)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of	Premiums
	contracts	received
Options outstanding at June 30, 2012	—	$—
Options written	99	39,353
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options outstanding at March 31, 2013	99	$39,353

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$19,637,865	$—	$—	$19,637,865
Options purchased	44,055	—	—	44,055
Investment company	250,480	—	—	250,480
Common stocks sold short	(5,008,199)	—	—	(5,008,199)
Options written	(6,435)	—	—	(6,435)
Total	$14,917,766	$—	$—	$14,917,766

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	All or a portion of these securities have been delivered to cover open short positions.

The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor did not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$106,349	$4,110,360	$4,216,709	$—	$120

UBS U.S. Equity Opportunity Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	3.21%
Biotechnology	5.57
Capital markets	5.28
Computers & peripherals	6.78
Diversified consumer services	2.51
Diversified financial services	3.93
Diversified telecommunication services	1.94
Electric utilities	1.90
Electronic equipment, instruments & components	2.33
Energy equipment & services	4.07
Food products	3.11
Health care equipment & supplies	3.44
Insurance	4.83
Internet & catalog retail	5.14
Internet software & services	2.04
IT services	2.20
Life sciences tools & services	1.97
Oil, gas & consumable fuels	3.06
Pharmaceuticals	1.84
Real estate investment trust (REIT)	4.28
Road & rail	5.70
Semiconductors & semiconductor equipment	9.14
Software	2.11
Textiles, apparel & luxury goods	4.61
Tobacco	2.63
Wireless telecommunication services	1.22
Total common stocks	94.84%
Investment company
SPDR S&P 500 ETF Trust	2.03
Short-term investment	2.91
Investment of cash collateral from securities loaned	3.59
Total investments	103.37%
Liabilities, in excess of cash and other assets	(3.37)
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Equity Opportunity Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—94.84%
Aerospace & defense—3.21%
Boeing Co.	15,300	$1,313,505

Biotechnology—5.57%
Acorda Therapeutics, Inc.*	25,100	803,953
Aegerion Pharmaceuticals, Inc.*	11,400	459,876
Alnylam Pharmaceuticals, Inc.*	23,500	572,695
Ligand Pharmaceuticals, Inc., Class B*	16,600	442,390
		2,278,914
Capital markets—5.28%
Invesco Ltd.	32,900	952,784
Morgan Stanley	55,000	1,208,900
		2,161,684
Computers & peripherals—6.78%
Apple, Inc.	4,525	2,002,901
NetApp, Inc.*	22,700	775,432
		2,778,333
Diversified consumer services—2.51%
Regis Corp.	56,400	1,025,916

Diversified financial services—3.93%
Citigroup, Inc.	36,354	1,608,301

Diversified telecommunication services—1.94%
Telenor ASA	36,412	796,099

Electric utilities—1.90%
NextEra Energy, Inc.	10,000	776,800

Electronic equipment, instruments & components—2.33%
Hollysys Automation Technologies Ltd.*	78,400	955,696

Energy equipment & services—4.07%
Baker Hughes, Inc.	17,500	812,175
Noble Corp.	22,400	854,560
		1,666,735
Food products—3.11%
Archer-Daniels-Midland Co.	37,800	1,274,994

Health care equipment & supplies—3.44%
Baxter International, Inc.	19,400	1,409,216

Insurance—4.83%
MetLife, Inc.	29,000	1,102,580
Ping An Insurance Group Co. of China Ltd., H Shares	112,900	875,560
		1,978,140
Internet & catalog retail—5.14%
Amazon.com, Inc.*	7,900	2,105,271

Internet software & services—2.04%
Google, Inc., Class A*	1,050	833,731

IT services—2.20%
ServiceSource International, Inc.*	127,300	900,011

Life sciences tools & services—1.97%
Bio-Rad Laboratories, Inc., Class A*	6,400	806,400

Oil, gas & consumable fuels—3.06%
BP PLC ADR	29,576	1,252,544

Pharmaceuticals—1.84%
Hospira, Inc.*	22,900	751,807

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Real estate investment trust (REIT)—4.28%
American Capital Agency Corp.	53,500	$1,753,730

Road & rail—5.70%
Hertz Global Holdings, Inc.*	49,500	1,101,870
Norfolk Southern Corp.	16,000	1,233,280
		2,335,150
Semiconductors & semiconductor equipment—9.14%
Atmel Corp.*	145,500	1,012,680
Avago Technologies Ltd.	26,400	948,288
NXP Semiconductor NV*	27,000	817,020
Skyworks Solutions, Inc.*	43,800	964,914
		3,742,902
Software—2.11%
Adobe Systems, Inc.*	19,900	865,849

Textiles, apparel & luxury goods—4.61%
Lululemon Athletica, Inc.*1	15,581	971,475
Ralph Lauren Corp.	5,400	914,274
		1,885,749
Tobacco—2.63%
Philip Morris International, Inc.	11,600	1,075,436

Wireless telecommunication services—1.22%
NII Holdings, Inc.*1	115,600	500,548
Total common stocks (cost $34,528,446)		38,833,461

Investment company—2.03%
SPDR S&P 500 ETF Trust (cost $809,628)	5,300	829,715

Short-term investment—2.91%
Investment company—2.91%
UBS Cash Management Prime Relationship Fund [2] (cost $1,190,459)	1,190,459	1,190,459

Investment of cash collateral from securities loaned—3.59%
UBS Private Money Market Fund LLC[2] (cost $1,469,259)	1,469,259	1,469,259
Total investments—103.38% (cost $37,997,792)		42,322,894
Liabilities, in excess of cash and other assets—(3.38)%		(1,382,352)
Net assets—100.00%		$40,940,542

UBS U.S. Equity Opportunity Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,107,886
Gross unrealized depreciation	(782,784)
Net unrealized appreciation of investments	$4,325,102

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$38,833,461	$—	$—	$38,833,461
Investment company	829,715	—	—	829,715
Short-term investment	—	1,190,459	—	1,190,459
Investment of cash collateral from securities loaned	—	1,469,259	—	1,469,259
Total	$39,663,176	$2,659,718	$—	$42,322,894

1            At March 31, 2013, securities valued at $796,099 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2013.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$577,073	$11,608,966	$10,995,580	$1,190,459	$1,409
UBS Private Money Market Fund LLC[a]	1,201,460	19,484,992	19,217,193	1,469,259	330
	$1,778,533	$31,093,958	$30,212,773	$2,659,718	$1,739

a       The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	3.91%
Airlines	1.47
Biotechnology	2.98
Capital markets	3.72
Chemicals	1.51
Commercial banks	3.89
Commercial services & supplies	1.57
Computers & peripherals	5.83
Diversified financial services	5.92
Electric utilities	2.14
Energy equipment & services	5.29
Food products	2.94
Health care equipment & supplies	2.78
Health care providers & services	2.53
Hotels, restaurants & leisure	1.43
Household products	0.84
Insurance	2.79
Internet & catalog retail	2.59
IT services	1.23
Life sciences tools & services	1.05
Machinery	1.66
Media	3.70
Multiline retail	1.53
Multi-utilities	1.64
Oil, gas & consumable fuels	3.69
Pharmaceuticals	4.05
Real estate investment trust (REIT)	2.77
Road & rail	5.31
Semiconductors & semiconductor equipment	8.03
Software	3.33
Textiles, apparel & luxury goods	1.20
Tobacco	2.93
Wireless telecommunication services	1.71
Total common stocks	97.96%
Short-term investment	1.65
Investment of cash collateral from securities loaned	1.20
Total investments	100.81%
Liabilities, in excess of cash and other assets	(0.81)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—97.96%
Aerospace & defense—3.91%
Boeing Co.	52,200	$4,481,370
General Dynamics Corp.	56,500	3,983,815
		8,465,185
Airlines—1.47%
Spirit Airlines, Inc.*	125,600	3,185,216

Biotechnology—2.98%
Acorda Therapeutics, Inc.*	44,700	1,431,741
Alnylam Pharmaceuticals, Inc.*	53,200	1,296,484
Cubist Pharmaceuticals, Inc.*	26,600	1,245,412
Gilead Sciences, Inc.*	50,600	2,475,858
		6,449,495
Capital markets—3.72%
Invesco Ltd.	98,300	2,846,768
Morgan Stanley	237,200	5,213,656
		8,060,424
Chemicals—1.51%
Dow Chemical Co.	103,000	3,279,520

Commercial banks—3.89%
US Bancorp	97,800	3,318,354
Wells Fargo & Co.	138,450	5,121,266
		8,439,620
Commercial services & supplies—1.57%
Waste Management, Inc.	86,700	3,399,507

Computers & peripherals—5.83%
Apple, Inc.	21,700	9,605,071
NetApp, Inc.*	88,800	3,033,408
		12,638,479
Diversified financial services—5.92%
Citigroup, Inc.	145,930	6,455,943
JPMorgan Chase & Co.	134,500	6,383,370
		12,839,313
Electric utilities—2.14%
Edison International	44,000	2,214,080
NextEra Energy, Inc.	31,100	2,415,848
		4,629,928
Energy equipment & services—5.29%
Baker Hughes, Inc.	48,000	2,227,680
Halliburton Co.	101,300	4,093,533
McDermott International, Inc.*	174,900	1,922,151
Noble Corp.	84,700	3,231,305
		11,474,669
Food products—2.94%
Archer-Daniels-Midland Co.	87,000	2,934,510
Mondelez International, Inc., Class A	112,600	3,446,686
		6,381,196
Health care equipment & supplies—2.78%
Baxter International, Inc.	82,900	6,021,856

Health care providers & services—2.53%
Cardinal Health, Inc.	50,600	2,105,972
UnitedHealth Group, Inc.	59,000	3,375,390
		5,481,362
Hotels, restaurants & leisure—1.43%
Starbucks Corp.	54,600	3,110,016

Household products—0.84%
Colgate-Palmolive Co.	15,400	1,817,662

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Insurance—2.79%
Lincoln National Corp.	81,700	$2,664,237
MetLife, Inc.	88,800	3,376,176
		6,040,413
Internet & catalog retail—2.59%
Amazon.com, Inc.*	21,100	5,622,939

IT services—1.23%
ServiceSource International, Inc.*	378,100	2,673,167

Life sciences tools & services—1.05%
Bio-Rad Laboratories, Inc., Class A*	18,100	2,280,600

Machinery—1.66%
Illinois Tool Works, Inc.	58,900	3,589,366

Media—3.70%
Comcast Corp., Class A	71,000	2,982,710
Time Warner, Inc.	40,500	2,333,610
Viacom, Inc., Class B	44,000	2,709,080
		8,025,400
Multiline retail—1.53%
Macy’s, Inc.	79,400	3,322,096

Multi-utilities—1.64%
PG&E Corp.	79,900	3,557,947

Oil, gas & consumable fuels—3.69%
Cabot Oil & Gas Corp.	20,800	1,406,288
EOG Resources, Inc.	14,800	1,895,436
Hess Corp.	65,700	4,704,777
		8,006,501
Pharmaceuticals—4.05%
Allergan, Inc.	18,500	2,065,155
Hospira, Inc.*	90,700	2,977,681
Impax Laboratories, Inc.*	47,700	736,488
Salix Pharmaceuticals Ltd.*	30,100	1,540,518
Teva Pharmaceutical Industries Ltd. ADR	36,900	1,464,192
		8,784,034
Real estate investment trust (REIT)—2.77%
American Capital Agency Corp.	110,200	3,612,356
Digital Realty Trust, Inc.	35,700	2,388,687
		6,001,043
Road & rail—5.31%
Hertz Global Holdings, Inc.*	195,400	4,349,604
Norfolk Southern Corp.	92,900	7,160,732
		11,510,336
Semiconductors & semiconductor equipment—8.03%
Atmel Corp.*	359,400	2,501,424
Avago Technologies Ltd.	81,400	2,923,888
Broadcom Corp., Class A	80,900	2,804,803
Freescale Semiconductor Ltd.*1	50,400	750,456
Micron Technology, Inc.*	262,700	2,621,746
NXP Semiconductor NV*	76,700	2,320,942
Skyworks Solutions, Inc.*	157,600	3,471,928
		17,395,187
Software—3.33%
Adobe Systems, Inc.*	96,200	4,185,662
Symantec Corp.*	122,600	3,025,768
		7,211,430
Textiles, apparel & luxury goods—1.20%
Ralph Lauren Corp.	15,300	2,590,443

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Tobacco—2.93%
Philip Morris International, Inc.	68,550	$6,355,270

Wireless telecommunication services—1.71%
MetroPCS Communications, Inc.*	144,000	1,569,600
NII Holdings, Inc.*1	493,300	2,135,989
		3,705,589
Total common stocks (cost $175,508,133)		212,345,209

Short-term investment—1.65%
Investment company—1.65%
UBS Cash Management Prime Relationship Fund[2] (cost $3,570,977)	3,570,977	3,570,977

Investment of cash collateral from securities loaned—1.20%
UBS Private Money Market Fund LLC[2] (cost $2,603,250)	2,603,250	2,603,250
Total investments—100.81% (cost $181,682,360)		218,519,436
Liabilities, in excess of cash and other assets—(0.81)%		(1,765,151)
Net assets—100.00%		$216,754,285

UBS U.S. Large Cap Equity Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$41,387,153
Gross unrealized depreciation	(4,550,077)
Net unrealized appreciation of investments	$36,837,076

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$212,345,209	$—	$—	$212,345,209
Short-term investment	—	3,570,977	—	3,570,977
Investment of cash collateral from securities loaned	—	2,603,250	—	2,603,250
Total	$212,345,209	$6,174,227	$—	$218,519,436

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2013.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$2,622,278	$49,032,463	$48,083,764	$3,570,977	$4,253
UBS Private Money Market Fund LLC[a]	6,091,464	27,537,406	31,025,620	2,603,250	1,764
	$8,713,742	$76,569,869	$79,109,384	$6,174,227	$6,017

a       The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	1.18%
Air freight & logistics	1.13
Airlines	1.50
Auto components	2.03
Biotechnology	5.89
Chemicals	0.79
Commercial banks	2.04
Commercial services & supplies	0.73
Communications equipment	2.42
Computers & peripherals	1.66
Construction & engineering	1.53
Containers & packaging	1.87
Distributors	1.51
Electrical equipment	2.60
Electronic equipment, instruments & components	4.25
Energy equipment & services	2.91
Food & staples retailing	2.42
Health care equipment & supplies	2.88
Health care providers & services	4.34
Hotels, restaurants & leisure	3.02
Household durables	3.19
Internet & catalog retail	3.07
Internet software & services	1.32
Machinery	5.52
Media	1.67
Oil, gas & consumable fuels	6.24
Paper & forest products	0.85
Pharmaceuticals	3.10
Real estate investment trust (REIT)	2.01
Road & rail	1.94
Semiconductors & semiconductor equipment	4.29
Software	10.95
Specialty retail	4.03
Textiles, apparel & luxury goods	1.36
Thrifts & mortgage finance	0.95
Total common stocks	97.19%
Investment company
iShares Russell 2000 Growth Index Fund	1.00
Short-term investment	2.09
Investment of cash collateral from securities loaned	13.68
Total investments	113.96%
Liabilities, in excess of cash and other assets	(13.96)
Net assets	100.00%

1 Figures represent the direct investments of UBS U.S. Small Cap Growth Fund. Figures might be different if a breakdown of the underlying investment company was included.

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—97.19%
Aerospace & defense—1.18%
KEYW Holding Corp.*1	143,600	$2,316,268

Air freight & logistics—1.13%
Hub Group, Inc., Class A*	58,000	2,230,680

Airlines—1.50%
Spirit Airlines, Inc.*	116,700	2,959,512

Auto components—2.03%
Drew Industries, Inc.	47,600	1,728,356
Tenneco, Inc.*	57,700	2,268,187
		3,996,543
Biotechnology—5.89%
Amarin Corp. PLC ADR*1	71,300	528,333
Ariad Pharmaceuticals, Inc.*	56,900	1,029,321
Cepheid, Inc.*	73,200	2,808,684
Exact Sciences Corp.*	45,200	442,960
Halozyme Therapeutics, Inc.*	95,900	553,343
Incyte Corp. Ltd.*1	53,000	1,240,730
Medivation, Inc.*	39,300	1,838,061
Seattle Genetics, Inc.*1	61,300	2,176,763
Synageva BioPharma Corp.*	17,800	977,576
		11,595,771
Chemicals—0.79%
LSB Industries, Inc.*	44,900	1,561,622

Commercial banks—2.04%
Columbia Banking System, Inc.	41,000	901,180
National Bank Holdings Corp., Class A	94,700	1,733,010
Webster Financial Corp.	56,900	1,380,394
		4,014,584
Commercial services & supplies—0.73%
Clean Harbors, Inc.*	24,900	1,446,441

Communications equipment—2.42%
Aruba Networks, Inc.*	98,800	2,444,312
Finisar Corp.*1	104,621	1,379,951
Procera Networks, Inc.*	78,800	936,932
		4,761,195
Computers & peripherals—1.66%
Fusion-io, Inc.*1	38,800	635,156
Stratasys Ltd.*1	35,500	2,634,810
		3,269,966
Construction & engineering—1.53%
EMCOR Group, Inc.	71,000	3,009,690

Containers & packaging—1.87%
Rock Tenn Co., Class A	39,756	3,688,959

Distributors—1.51%
LKQ Corp.*	136,400	2,968,064

Electrical equipment—2.60%
EnerSys*	61,600	2,807,728
Regal-Beloit Corp.	28,200	2,299,992
		5,107,720
Electronic equipment, instruments & components—4.25%
FARO Technologies, Inc.*	23,400	1,015,326
InvenSense, Inc.*1	178,600	1,907,448
OSI Systems, Inc.*	69,100	4,304,239
Universal Display Corp.*1	38,400	1,128,576
		8,355,589
Energy equipment & services—2.91%
Hornbeck Offshore Services, Inc.*	59,200	2,750,432

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Energy equipment & services—(concluded)
Key Energy Services, Inc.*	156,700	$1,266,136
Pioneer Energy Services Corp.*	207,000	1,707,750
		5,724,318
Food & staples retailing—2.42%
Susser Holdings Corp.*	46,300	2,366,393
United Natural Foods, Inc.*	48,900	2,405,880
		4,772,273
Health care equipment & supplies—2.88%
Insulet Corp.*	80,700	2,086,902
ResMed, Inc.[1]	44,700	2,072,292
Thoratec Corp.*	40,000	1,500,000
		5,659,194
Health care providers & services—4.34%
Air Methods Corp.	67,500	3,256,200
HMS Holdings Corp.*	76,535	2,077,925
IPC The Hospitalist Co., Inc.*	42,000	1,868,160
Mednax, Inc.*	15,000	1,344,450
		8,546,735
Hotels, restaurants & leisure—3.02%
AFC Enterprises, Inc.*	72,700	2,641,191
Bloomin’ Brands, Inc.*	60,700	1,084,709
Buffalo Wild Wings, Inc.*	25,300	2,214,509
		5,940,409
Household durables—3.19%
Meritage Homes Corp.*	49,300	2,310,198
Ryland Group, Inc.	68,500	2,850,970
TRI Pointe Homes Inc.*	55,600	1,120,340
		6,281,508
Internet & catalog retail—3.07%
HomeAway, Inc.*	100,700	3,272,750
Shutterfly, Inc.*	62,800	2,773,876
		6,046,626
Internet software & services—1.32%
Marin Software, Inc.*1	158,400	2,602,512

Machinery—5.52%
Chart Industries, Inc.*	45,200	3,616,452
ESCO Technologies, Inc.	59,900	2,447,514
ExOne Co.*1	28,900	968,150
Wabash National Corp.*	180,649	1,835,394
Woodward, Inc.	50,000	1,988,000
		10,855,510
Media—1.67%
Imax Corp.*1	122,900	3,285,117

Oil, gas & consumable fuels—6.24%
Approach Resources, Inc.*1	68,400	1,683,324
Bonanza Creek Energy, Inc.*	77,800	3,008,526
Gulfport Energy Corp.*	89,500	4,101,785
Midstates Petroleum Co., Inc.*	131,700	1,126,035
Solazyme, Inc.*1	127,500	995,775
Whiting Petroleum Corp.*	26,700	1,357,428
		12,272,873
Paper & forest products—0.85%
Boise Cascade Co.*	49,100	1,666,454

Pharmaceuticals—3.10%
Nektar Therapeutics*	75,000	825,000
Pacira Pharmaceuticals, Inc.*1	47,800	1,379,508
Questcor Pharmaceuticals, Inc.[1]	56,600	1,841,764

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Pharmaceuticals—(concluded)
ViroPharma, Inc.*	81,900	$2,060,604
		6,106,876
Real estate investment trust (REIT)—2.01%
Aviv REIT Inc.*	54,900	1,320,894
BioMed Realty Trust, Inc.	36,200	781,920
DuPont Fabros Technology, Inc.	37,400	907,698
Franklin Street Properties Corp.	64,600	944,452
		3,954,964
Road & rail—1.94%
Knight Transportation, Inc.	78,800	1,268,680
Landstar System, Inc.	44,700	2,551,923
		3,820,603
Semiconductors & semiconductor equipment—4.29%
Cavium, Inc.*	78,800	3,058,228
Cymer, Inc.*	23,000	2,210,300
Mellanox Technologies Ltd.*1	35,992	1,997,916
Skyworks Solutions, Inc.*	53,300	1,174,199
		8,440,643
Software—10.95%
FactSet Research Systems, Inc.	22,200	2,055,720
Infoblox, Inc.*	134,600	2,920,820
NICE Systems Ltd. ADR*	54,100	1,992,503
Proofpoint, Inc.*	139,700	2,355,342
QLIK Technologies, Inc.*	81,000	2,092,230
Silver Spring Networks Inc.*	110,300	1,911,499
Splunk, Inc.*	51,800	2,073,554
Synchronoss Technologies, Inc.*	81,000	2,513,430
Ultimate Software Group, Inc.*	34,904	3,635,601
		21,550,699
Specialty retail—4.03%
ANN, Inc.*	66,400	1,926,928
Asbury Automotive Group, Inc.*	70,800	2,597,652
Francesca’s Holdings Corp.*1	52,417	1,502,271
Restoration Hardware Holdings, Inc.*1	54,400	1,904,000
		7,930,851
Textiles, apparel & luxury goods—1.36%
PVH Corp.	25,100	2,680,931

Thrifts & mortgage finance—0.95%
EverBank Financial Corp.	121,000	1,863,400
Total common stocks (cost $143,897,019)		191,285,100

Investment company—1.00%
iShares Russell 2000 Growth Index Fund[1] (cost $1,945,050)	18,200	1,961,050

Short-term investment—2.09%
Investment company—2.09%
UBS Cash Management Prime Relationship Fund [2] (cost $4,103,348)	4,103,348	4,103,348

Investment of cash collateral from securities loaned—13.68%
UBS Private Money Market Fund LLC[2] (cost $26,921,332)	26,921,332	26,921,332
Total investments—113.96% (cost $176,866,749)		224,270,830
Liabilities, in excess of cash and other assets—(13.96)%		(27,467,968)
Net assets—100.00%		$196,802,862

UBS U.S. Small Cap Growth Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$53,235,602
Gross unrealized depreciation	(5,831,521)
Net unrealized appreciation of investments	$47,404,081

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$191,285,100	$—	$—	$191,285,100
Investment company	1,961,050	—	—	1,961,050
Short-term investment	—	4,103,348	—	4,103,348
Investment of cash collateral from securities loaned	—	26,921,332	—	26,921,332
Total	$193,246,150	$31,024,680	$—	$224,270,830

At March 31, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2013.
2	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$1,394,321	$28,413,662	$25,704,635	$4,103,348	$3,266
UBS Private Money Market Fund LLC[a]	19,982,605	108,010,658	101,071,931	26,921,332	$8,048
	$21,376,926	$136,424,320	$126,776,566	$31,024,680	$11,314

a       The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Dynamic Alpha Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Bonds
Corporate bonds
Air freight & logistics	0.03%
Automobiles	0.23
Beverages	1.10
Building materials	0.14
Capital markets	3.30
Chemicals	0.16
Commercial banks	11.58
Commercial services & supplies	1.01
Communications equipment	0.39
Computers & peripherals	0.24
Construction & engineering	0.21
Consumer finance	0.81
Diversified financial services	7.28
Diversified operations	0.40
Diversified telecommunication services	3.17
Electric utilities	5.04
Electrical equipment	0.10
Energy equipment & services	0.54
Engineering & construction	0.44
Food & staples retailing	0.87
Food products	0.75
Gas utilities	0.49
Health care equipment & supplies	0.34
Household durables	0.10
Industrial conglomerates	0.08
Insurance	4.45
Internet & catalog retail	0.10
IT services	0.15
Leisure equipment & products	0.19
Media	2.66
Metals & mining	2.80
Multi-utilities	0.52
Oil, gas & consumable fuels	5.33
Pharmaceuticals	1.01
Real estate investment trust (REIT)	0.16
Real estate management & development	0.15
Road & rail	0.39
Semiconductors & semiconductor equipment	0.19
Software	0.29
Thrifts & mortgage finance	0.31
Tobacco	2.03
Transportation	0.16
Water utilities	0.25
Wireless telecommunication services	0.88
Total corporate bonds	60.82%
Collateralized debt obligation	0.00 [2]
Mortgage & agency debt securities	0.01
Total bonds	60.83%
Short-term investment	25.15
Options purchased	3.12
Investment of cash collateral from securities loaned	0.07
Total investments	89.17%
Cash and other assets, less liabilities	10.83
Net assets	100.00%

1 Figures represent the direct investments of UBS Dynamic Alpha Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

2 Amount represents less than 0.005%.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Bonds—60.83%
Corporate bonds—60.82%
Australia—1.81%
BHP Billiton Finance Ltd.,
3.250%, due 09/25/24	GBP	300,000	$455,639
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]	$1,490,000		1,558,093
National Australia Bank,
2.750%, due 03/09/17	1,050,000		1,105,089
Rio Tinto Finance USA Ltd.,
4.125%, due 05/20/21	1,080,000		1,166,326
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]	300,000		345,491
Westpac Banking Corp.,
5.000%, due 10/21/19	GBP	475,000	845,013
Total Australia corporate bonds			5,475,651

Brazil—0.21%
Vale SA,
5.625%, due 09/11/42	$650,000		643,055

Canada—2.73%
Bank of Montreal,
2.550%, due 11/06/22	640,000		629,243
6.020%, due 05/02/18	CAD	500,000	581,193
Bank of Nova Scotia,
4.100%, due 06/08/17	700,000		744,935
Barrick Gold Corp.,
2.900%, due 05/30/16	$565,000		594,064
Canadian Imperial Bank of Commerce,
3.400%, due 01/14/16	CAD	600,000	618,026
Goldcorp, Inc.,
2.125%, due 03/15/18	$480,000		481,572
Greater Toronto Airports Authority,
6.980%, due 10/15/32	CAD	350,000	486,768
Hydro One, Inc.,
5.360%, due 05/20/36	375,000		450,624
Nexen, Inc.,
6.400%, due 05/15/37	$420,000		542,565
Rogers Communications, Inc.,
3.000%, due 03/15/23	180,000		180,629
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	500,000	508,235
Suncor Energy, Inc.,
6.500%, due 06/15/38	$720,000		916,443
Teck Resources Ltd.,
5.400%, due 02/01/43	350,000		332,116
Toronto-Dominion Bank,
3.367%, due 11/02/20[2]	CAD	650,000	664,103
Xstrata Finance Canada Ltd.,
1.800%, due 10/23/15[1]	$255,000		257,898
2.450%, due 10/25/17[1]	245,000		248,335
Total Canada corporate bonds			8,236,749

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Cayman Islands—1.29%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]	$950,000		$1,217,646
New York Life Funding,
5.125%, due 02/03/15	GBP	350,000	570,050
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	400,000	571,234
Transocean, Inc.,
2.500%, due 10/15/17	$680,000		688,605
6.800%, due 03/15/38	400,000		440,561
Vale Overseas Ltd.,
5.625%, due 09/15/19	355,000		400,286
Total Cayman Islands corporate bonds			3,888,382

China—0.19%
AIA Group Ltd.,
1.750%, due 03/13/18[3]	560,000		557,090

Curacao—0.15%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	430,000		457,606

Denmark—0.27%
DONG Energy A/S,
4.875%, due 01/12/32	GBP	500,000	815,846

Finland—0.22%
Teollisuuden Voima Oyj,
4.625%, due 02/04/19[3]	EUR	460,000	668,922

France—2.53%
Autoroutes du Sud de la France SA,
5.625%, due 07/04/22	450,000		723,499
AXA SA,
5.250%, due 04/16/40[2]	1,000,000		1,324,702
Casino Guichard Perrachon SA,
6.375%, due 04/04/13	750,000		961,945
Danone SA,
3.000%, due 06/15/22[1]	$260,000		265,267
EDF SA,
5.250%, due 01/29/23[1,2,4]	1,295,000		1,286,505
6.950%, due 01/26/39[1]	350,000		455,663
Societe Generale SA,
2.200%, due 09/14/13[1]	880,000		885,280
Total Capital International SA,
1.550%, due 06/28/17	650,000		660,581
Veolia Environnement SA,
6.750%, due 04/24/19	EUR	250,000	408,920
Vivendi SA,
3.450%, due 01/12/18[1]	$650,000		672,945
Total France corporate bonds			7,645,307

Germany—0.51%
Muenchener Rueckversicherungs AG,
6.000%, due 05/26/41[2]	EUR	900,000	1,339,894

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Germany—(concluded)
RWE AG,
4.625%, due 09/28/15[2,4]	EUR	150,000	$195,546
Total Germany corporate bonds			1,535,440

Ireland—0.79%
CRH Finance Ltd.,
7.375%, due 05/28/14	300,000		412,836
GE Capital European Funding,
6.025%, due 03/01/38	500,000		875,799
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	723,000	1,100,120
Total Ireland corporate bonds			2,388,755

Italy—0.61%
Assicurazioni Generali SpA,
4.875%, due 11/11/14	EUR	195,000	262,459
Intesa Sanpaolo SpA,
3.875%, due 01/16/18	$320,000		309,424
4.375%, due 10/15/19	EUR	500,000	633,393
Telecom Italia SpA,
6.125%, due 12/14/18	GBP	450,000	632,541
Total Italy corporate bonds			1,837,817

Japan—0.46%
Nippon Telegraph & Telephone Corp.,
1.400%, due 07/18/17	$210,000		211,191
Nomura Holdings, Inc.,
2.000%, due 09/13/16	1,190,000		1,187,081
Total Japan corporate bonds			1,398,272

Jersey, Channel Islands—0.55%
ASIF III Jersey Ltd.,
4.750%, due 09/11/13	EUR	725,000	945,203
Gatwick Funding Ltd.,
5.250%, due 01/23/24	GBP	250,000	426,613
HSBC Capital Funding LP,
5.130%, due 03/29/16[2,4]	EUR	215,000	276,976
Total Jersey, Channel Islands corporate bonds			1,648,792

Luxembourg—0.83%
ArcelorMittal,
9.500%, due 02/15/15	$800,000		904,000
Enel Finance International SA,
6.000%, due 10/07/39[1]	450,000		428,264
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	500,000	777,233
SES,
3.600%, due 04/04/23[1]	$130,000		129,996
Zurich Finance Luxembourg SA,
3.250%, due 09/30/13	270,000		273,324
Total Luxembourg corporate bonds			2,512,817

Mexico—0.49%
America Movil SAB de CV,
3.625%, due 03/30/15	880,000		922,514
5.000%, due 03/30/20	485,000		545,476
Total Mexico corporate bonds			1,467,990

Netherlands—4.46%
ABN Amro Bank NV,
4.875%, due 01/16/19	GBP	580,000	994,499
Alliander NV,
2.250%, due 11/14/22	EUR	220,000	286,401

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Netherlands—(concluded)
Allianz Finance II BV,
4.375%, due 02/17/17[2,4]	EUR	525,000	$669,943
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.875%, due 02/08/22	$1,510,000		1,592,834
Deutsche Telekom International Finance BV,
4.500%, due 10/25/13	EUR	1,055,000	1,382,944
6.500%, due 04/08/22	GBP	350,000	675,115
E.ON International Finance BV,
5.125%, due 05/07/13	EUR	237,000	305,137
6.000%, due 10/30/19	GBP	250,000	467,027
Enbw International Finance BV,
6.000%, due 11/20/13	EUR	900,000	1,193,732
Generali Finance BV,
4.750%, due 05/12/14	100,000		132,801
Heineken NV,
2.750%, due 04/01/23[1]	$295,000		289,699
3.400%, due 04/01/22[1]	280,000		290,811
ING Bank NV,
4.250%, due 01/13/17	EUR	520,000	733,856
6.125%, due 05/29/23[2]	270,000		371,792
Koninklijke KPN NV,
4.250%, due 03/01/22	200,000		277,216
Petrobras Global Finance BV,
3.250%, due 04/01/19	250,000		329,435
Repsol International Finance BV,
4.250%, due 02/12/16	500,000		683,808
4.750%, due 02/16/17	350,000		490,772
RWE Finance BV,
4.750%, due 01/31/34	GBP	200,000	321,514
Scotland International Finance BV,
4.250%, due 05/23/13[1]	$580,000		582,224
TenneT Holding BV,
6.655%, due 06/01/17[2,4]	EUR	300,000	417,519
Volkswagen International Finance NV,
2.125%, due 01/19/15	500,000		657,740
Ziggo BV,
3.625%, due 03/27/20	240,000		307,961
Total Netherlands corporate bonds			13,454,780

Norway—0.30%
DNB Bank ASA,
3.200%, due 04/03/17[1]	$450,000		476,623
Statoil ASA,
3.125%, due 08/17/17	400,000		433,678
Total Norway corporate bonds			910,301

Portugal—0.19%
EDP Finance BV,
3.250%, due 03/16/15	EUR	450,000	584,043

Qatar—0.39%
Qtel International Finance Ltd.,
3.875%, due 01/31/28[1]	$200,000		196,000
6.500%, due 06/10/14[1]	935,000		993,812
Total Qatar corporate bonds			1,189,812

South Korea—0.25%
GS Caltex Corp.,
5.500%, due 10/15/15[3]	700,000		764,750

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Spain—1.96%
Banco de Sabadell SA,
3.375%, due 01/23/18	EUR	200,000	$257,250
Banco Santander SA,
4.375%, due 03/16/15	600,000		801,413
BBVA US Senior SAU,
4.664%, due 10/09/15	$460,000		471,717
Santander International Debt SAU,
3.381%, due 12/01/15	EUR	1,800,000	2,309,116
Santander US Debt SAU,
2.991%, due 10/07/13[1]	$200,000		201,335
2.991%, due 10/07/13[3]	200,000		201,334
Telefonica Emisiones SAU,
4.797%, due 02/21/18	EUR	1,200,000	1,666,846
Total Spain corporate bonds			5,909,011

Sweden—0.93%
Nordea Bank AB,
6.250%, due 09/10/18[2]	300,000		392,023
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]	$800,000		930,654
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]	890,000		935,390
Telefonaktiebolaget LM Ericsson,
4.125%, due 05/15/22	520,000		540,671
Total Sweden corporate bonds			2,798,738

Switzerland—0.19%
Credit Suisse AG,
1.625%, due 03/06/15[1]	570,000		580,993

United Arab Emirates—0.21%
Xstrata Finance Dubai Ltd.,
1.500%, due 05/19/16	EUR	500,000	640,560

United Kingdom—9.89%
Abbey National Treasury Services PLC,
1.750%, due 01/15/18	440,000		558,745
3.875%, due 11/10/14[1]	$650,000		673,867
Anglo American Capital PLC,
2.625%, due 09/27/17[1]	450,000		457,061
Aviva PLC,
5.250%, due 10/02/23[2]	EUR	1,400,000	1,790,104
B.A.T. International Finance PLC,
3.250%, due 06/07/22[1]	$1,055,000		1,096,720
BAA Funding Ltd.,
4.375%, due 01/25/17	EUR	300,000	426,779
6.750%, due 12/03/26	GBP	450,000	900,338
Barclays Bank PLC,
2.250%, due 05/10/17[1]	$660,000		688,182
5.750%, due 08/17/21	GBP	450,000	824,498
BG Energy Capital PLC,
5.125%, due 12/07/17	150,000		264,433
BP Capital Markets PLC,
3.245%, due 05/06/22	$155,000		160,135
3.561%, due 11/01/21	280,000		297,264
3.875%, due 03/10/15	450,000		477,103
Brambles Finance PLC,
4.625%, due 04/20/18	EUR	200,000	294,005
British Telecommunications PLC,
8.500%, due 12/07/16	GBP	475,000	895,177

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
United Kingdom—(concluded)
Everything Everywhere Finance PLC,
4.375%, due 03/28/19	GBP	180,000	$283,000
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17	$480,000		488,154
HSBC Holdings PLC,
5.100%, due 04/05/21	350,000		404,415
6.000%, due 06/10/19	EUR	600,000	916,468
6.500%, due 09/15/37	$1,650,000		2,021,057
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]	620,000		623,039
4.500%, due 07/05/18	EUR	800,000	1,167,724
9.000%, due 02/17/22	GBP	250,000	544,636
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	200,000	268,089
Lloyds TSB Bank PLC,
6.500%, due 03/24/20	550,000		778,786
7.500%, due 04/15/24	GBP	340,000	685,489
National Express Group PLC,
6.250%, due 01/13/17	150,000		255,969
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27	330,000		513,567
Royal Bank of Scotland PLC,
3.400%, due 08/23/13	$950,000		960,577
4.875%, due 03/16/15	550,000		589,712
5.375%, due 09/30/19	EUR	350,000	525,292
Scottish & Southern Energy PLC,
5.453%, due 10/01/15[2,4]	GBP	172,000	270,304
SSE PLC,
6.125%, due 07/29/13	EUR	755,000	985,325
Standard Chartered PLC,
3.850%, due 04/27/15[1]	$500,000		527,950
3.850%, due 04/27/15[3]	320,000		337,888
4.125%, due 01/18/19	EUR	480,000	694,984
5.300%, due 01/09/43[1]	$455,000		469,805
Tesco PLC,
6.125%, due 02/24/22	GBP	480,000	898,651
Tesco Property Finance 4 PLC,
5.801%, due 10/13/40[3]	248,546		424,128
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37	450,000		759,767
Vodafone Group PLC,
5.750%, due 03/15/16	$400,000		455,043
6.150%, due 02/27/37	230,000		272,754
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	725,000	1,230,156
Western Power Distribution East Midlands PLC,
5.250%, due 01/17/23	350,000		625,883
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32	200,000		361,722
WPP PLC,
6.625%, due 05/12/16	EUR	475,000	707,423
Total United Kingdom corporate bonds			29,852,168

United States—28.41%
ABB Finance USA, Inc.,
2.875%, due 05/08/22	$615,000		624,168

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
United States—(continued)
Abbott Laboratories,
6.000%, due 04/01/39		$130,000	$172,037
AbbVie, Inc.,
2.900%, due 11/06/22[1]		720,000	720,649
4.400%, due 11/06/42[1]		360,000	362,967
Alcoa, Inc.,
6.150%, due 08/15/20		645,000	702,248
Alltel Corp.,
7.875%, due 07/01/32		375,000	550,516
Altria Group, Inc.,
4.250%, due 08/09/42		1,045,000	984,760
4.750%, due 05/05/21		950,000	1,075,228
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	250,000	335,793
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		$925,000	1,104,091
Anheuser-Busch InBev Worldwide, Inc.,
2.500%, due 07/15/22		920,000	904,292
3.750%, due 07/15/42		470,000	440,556
Apache Corp.,
4.250%, due 01/15/44		170,000	161,307
4.750%, due 04/15/43		590,000	603,244
AT&T, Inc.,
2.500%, due 03/15/23	EUR	310,000	400,413
5.550%, due 08/15/41		$1,265,000	1,394,360
Bank of America Corp.,
1.500%, due 10/09/15		1,925,000	1,931,359
2.000%, due 01/11/18		960,000	955,433
3.300%, due 01/11/23		375,000	369,772
5.875%, due 02/07/42		385,000	457,392
Bank of New York Mellon Corp.,
1.350%, due 03/06/18		1,330,000	1,328,419
BB&T Corp.,
1.600%, due 08/15/17		310,000	313,018
Boston Scientific Corp.,
6.000%, due 01/15/20		725,000	847,428
Burlington Northern Santa Fe LLC,
3.450%, due 09/15/21		875,000	929,020
Cameron International Corp.,
6.375%, due 07/15/18		400,000	480,528
Capital One Financial Corp.,
1.000%, due 11/06/15		1,065,000	1,061,038
Cargill, Inc.,
3.250%, due 11/15/21[1]		200,000	205,315
Chevron Corp.,
2.355%, due 12/05/22		200,000	198,557
Citigroup, Inc.,
0.859%, due 05/31/17[2]	EUR	550,000	667,123
1.250%, due 01/15/16		$230,000	229,723
4.050%, due 07/30/22		665,000	686,960
5.500%, due 02/15/17		480,000	533,774
6.000%, due 08/15/17		1,490,000	1,739,684
Comcast Corp.,
5.700%, due 07/01/19		1,380,000	1,682,363
ConAgra Foods, Inc.,
3.200%, due 01/25/23		230,000	229,244
ConocoPhillips,
4.600%, due 01/15/15		690,000	739,186

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
United States—(continued)
Daimler Finance North America LLC,
2.250%, due 07/31/19[1]		$700,000	$703,077
DCP Midstream Operating LP,
3.875%, due 03/15/23		230,000	231,243
DirecTV Holdings LLC,
2.400%, due 03/15/17		1,240,000	1,271,822
5.000%, due 03/01/21		785,000	873,244
Dow Chemical Co.,
5.900%, due 02/15/15		450,000	491,850
Duke Energy Corp.,
3.050%, due 08/15/22		635,000	646,463
Eaton Corp.,
2.750%, due 11/02/22[1]		300,000	298,270
Energy Transfer Partners LP,
6.050%, due 06/01/41		300,000	324,824
9.700%, due 03/15/19		354,000	477,185
Enterprise Products Operating LLC,
3.200%, due 02/01/16		920,000	976,180
4.850%, due 03/15/44		460,000	469,601
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		435,000	484,951
ERP Operating LP, REIT,
5.750%, due 06/15/17		420,000	490,802
FedEx Corp.,
3.875%, due 08/01/42		110,000	102,941
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		1,075,000	1,102,500
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, due 03/15/20[1]		350,000	351,169
3.875%, due 03/15/23[1]		820,000	822,372
General Electric Capital Corp.,
1.000%, due 12/11/15		910,000	915,655
4.375%, due 09/16/20		1,075,000	1,200,500
Series A, 6.750%, due 03/15/32		1,410,000	1,794,780
General Electric Co.,
4.125%, due 10/09/42		235,000	235,598
Georgia Power Co.,
0.750%, due 08/10/15		375,000	376,347
5.400%, due 06/01/40		385,000	453,140
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		210,000	280,850
Goldman Sachs Group, Inc.,
3.300%, due 05/03/15		565,000	589,027
3.625%, due 01/22/23		785,000	790,521
4.375%, due 03/16/17	EUR	750,000	1,052,431
5.125%, due 04/24/13		60,000	77,132
Hartford Financial Services Group, Inc.,
4.000%, due 10/15/17		$735,000	814,045
5.500%, due 03/30/20		190,000	221,595
Hasbro, Inc.,
6.350%, due 03/15/40		500,000	576,433
Hewlett-Packard Co.,
2.625%, due 12/09/14		710,000	727,932
Indiana Michigan Power Co.,
7.000%, due 03/15/19		350,000	440,871
Jersey Central Power & Light Co.,
6.150%, due 06/01/37		215,000	262,210

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
United States—(continued)
JPMorgan Chase & Co.,
1.800%, due 01/25/18		$780,000	$784,121
3.200%, due 01/25/23		2,730,000	2,725,583
Kellogg Co.,
1.875%, due 11/17/16		440,000	452,011
Kinder Morgan Energy Partners LP,
6.950%, due 01/15/38		595,000	746,851
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		500,000	536,107
Kraft Foods, Inc.,
5.375%, due 02/10/20		459,000	546,108
Lincoln National Corp.,
4.200%, due 03/15/22		805,000	873,801
Lorillard Tobacco Co.,
2.300%, due 08/21/17		160,000	161,298
Markel Corp.,
3.625%, due 03/30/23		60,000	60,228
MassMutual Global Funding II,
2.000%, due 04/05/17[1]		450,000	461,279
Maxim Integrated Products, Inc.,
3.375%, due 03/15/23		580,000	584,124
Merck & Co., Inc.,
6.550%, due 09/15/37		370,000	510,546
Metropolitan Life Global Funding I,
2.375%, due 01/11/23	EUR	1,415,000	1,803,298
Microsoft Corp.,
3.500%, due 11/15/42	$955,000		881,899
Mohawk Industries, Inc.,
3.850%, due 02/01/23		290,000	294,815
Morgan Stanley,
4.750%, due 03/22/17		1,250,000	1,378,779
6.375%, due 07/24/42		295,000	354,428
Motorola Solutions, Inc.,
6.000%, due 11/15/17		550,000	643,762
NBCUniversal Media LLC,
5.150%, due 04/30/20		600,000	711,097
News America, Inc.,
6.200%, due 12/15/34		280,000	331,202
Novartis Capital Corp.,
3.700%, due 09/21/42		95,000	91,688
NuStar Logistics LP,
4.800%, due 09/01/20		505,000	498,510
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		146,000	190,619
ONEOK Partners LP,
8.625%, due 03/01/19		200,000	264,914
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		240,000	300,219
PacifiCorp,
6.000%, due 01/15/39		580,000	756,558
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[3]	EUR	700,000	1,033,504
PepsiCo, Inc.,
1.250%, due 08/13/17		$590,000	591,874
Philip Morris International, Inc.,
1.750%, due 03/19/20	EUR	550,000	702,021
Phillips 66,
4.300%, due 04/01/22		$795,000	872,722
PNC Funding Corp.,
3.300%, due 03/08/22		430,000	443,364

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
United States—(continued)
Principal Financial Group, Inc.,
3.300%, due 09/15/22		$210,000	$213,433
Prudential Financial, Inc.,
4.500%, due 11/15/20		1,115,000	1,253,208
QVC, Inc.,
4.375%, due 03/15/23[1]		285,000	288,116
Qwest Corp.,
6.750%, due 12/01/21		250,000	287,848
Republic Services, Inc.,
5.250%, due 11/15/21		1,055,000	1,233,243
Reynolds American, Inc.,
3.250%, due 11/01/22		130,000	128,530
6.750%, due 06/15/17		720,000	866,600
SABMiller Holdings, Inc.,
1.875%, due 01/20/20	EUR	610,000	789,832
Sempra Energy,
6.000%, due 10/15/39		$500,000	621,784
SLM Corp.,
3.875%, due 09/10/15		95,000	98,922
6.250%, due 01/25/16		880,000	961,381
Southwestern Electric Power Co.,
6.200%, due 03/15/40		510,000	631,641
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		380,000	367,138
Time Warner Cable, Inc.,
5.000%, due 02/01/20		1,495,000	1,701,146
6.750%, due 06/15/39		285,000	336,333
US Bancorp,
1.650%, due 05/15/17		760,000	774,481
Valero Energy Corp.,
6.625%, due 06/15/37		895,000	1,090,552
Verizon Communications, Inc.,
4.750%, due 11/01/41		530,000	525,069
6.350%, due 04/01/19		440,000	539,943
Virginia Electric and Power Co.,
6.000%, due 05/15/37		270,000	351,548
Wachovia Corp.,
5.750%, due 02/01/18		1,900,000	2,261,479
Walgreen Co.,
3.100%, due 09/15/22		350,000	346,344
Waste Management, Inc.,
6.125%, due 11/30/39		185,000	227,089
7.375%, due 03/11/19		430,000	544,338
WEA Finance LLC,
5.750%, due 09/02/15[1]		400,000	444,224
Western Union Co.,
2.875%, due 12/10/17[5]		440,000	446,562
Xcel Energy, Inc.,
4.700%, due 05/15/20		240,000	280,889
4.800%, due 09/15/41		335,000	372,353
Zoetis, Inc.,
3.250%, due 02/01/23[1]		160,000	162,253
Total United States corporate bonds			85,783,135
Total corporate bonds (cost $178,902,459)			183,646,782

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
Collateralized debt obligation—0.00%
Cayman Islands—0.00%[6]
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[1,7,8,9] (cost $8,113,892)	$8,000,000	$8,000

Mortgage & agency debt securities—0.01%
United States—0.01%
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
0.791%, due 05/25/36[2]	39,647	32
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
2.889%, due 04/25/35[2]	1,129,172	27,425
Total mortgage & agency debt securities (cost $148,780)		27,457
Total bonds (cost $187,165,131)		183,682,239

Shares
Short-term investment—25.15%
Investment company—25.15%
UBS Cash Management Prime Relationship Fund[10] (cost $75,937,825)	75,937,825	75,937,825

	Number of contracts
Options purchased*—3.12%
Call options—3.12%
DAX Index, strike @ EUR 7,900, expires December 2013	564	1,524,007
EURO STOXX 50 Index, strike @ EUR 2,800, expires December 2013	822	665,926
FTSE 100 Index, strike @ GBP 6,500, expires December 2013	312	850,953
NIKKEI 225 Index, strike @ JPY 11,000, expires December 2013	118	2,143,517
S&P 500 Index, strike @ USD 1,500, expires December 2013	194	2,121,972
S&P/ASX 200 Index, strike @ AUD 5,100, expires December 2013	578	962,855
Swiss Market Index, strike @ CHF 7,800 expires December 2013	370	1,144,728
Total options purchased (cost $8,514,980)		9,413,958

	Shares
Investment of cash collateral from securities loaned—0.07%
UBS Private Money Market Fund LLC[10] (cost $209,000)	209,000	209,000
Total investments—89.17% (cost $271,826,936)		269,243,022
Cash and other assets, less liabilities—10.83%		32,687,391
Net assets—100.00%		$301,930,413

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,031,269
Gross unrealized depreciation	(10,615,183)
Net unrealized depreciation of investments	$(2,583,914)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	21,625,000	USD	21,763,508	06/11/13	$(631,737)
JPMCB	CAD	18,880,000	USD	18,301,277	06/11/13	(254,281)
JPMCB	CHF	5,689,117	EUR	4,665,000	06/11/13	(15,571)
JPMCB	CHF	2,280,000	USD	2,413,554	06/11/13	9,594
JPMCB	CZK	108,850,000	USD	5,508,603	06/11/13	92,610
JPMCB	EUR	2,605,000	USD	3,386,523	06/11/13	45,615
JPMCB	JPY	430,200,000	USD	4,600,868	06/11/13	28,564
JPMCB	NOK	32,560,000	USD	5,663,141	06/11/13	103,950
JPMCB	NZD	28,710,000	USD	23,466,980	06/11/13	(440,649)
JPMCB	USD	11,002,979	INR	616,750,000	06/11/13	179,065
JPMCB	USD	5,961,640	KRW	6,546,000,000	06/11/13	(100,777)
JPMCB	USD	5,472,008	PHP	223,050,000	06/11/13	(3,086)
JPMCB	USD	5,805,477	PLN	18,635,000	06/11/13	(115,604)
JPMCB	USD	5,571,900	ZAR	51,340,000	06/11/13	(41,936)
SSB	EUR	36,550,000	USD	47,539,123	06/11/13	663,809
SSB	GBP	14,955,000	USD	22,474,823	06/11/13	(240,102)
SSB	USD	11,219,455	MXN	144,630,000	06/11/13	411,488
Net unrealized depreciation on forward foreign currency contracts						$(309,048)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 23 contracts (USD)	June 2013	$2,842,866	$2,853,258	$10,392
US Treasury futures sell contracts:
US Ultra Bond Futures, 16 contracts (USD)	June 2013	(2,504,730)	(2,521,500)	(16,770)
10 Year US Treasury Notes, 765 contracts (USD)	June 2013	(100,367,268)	(100,968,047)	(600,779)
Index futures buy contracts:
CAC 40 Euro Index, 186 contracts (EUR)	April 2013	8,992,002	8,897,987	(94,015)
Dow Jones EURO STOXX 50 Index, 446 contracts (EUR)	June 2013	14,902,894	14,601,348	(301,546)
FTSE China A50 Index, 1,410 contracts (USD)	April 2013	11,944,697	11,280,000	(664,697)
Mini MSCI Emerging Markets Index, 274 contracts (USD)	June 2013	14,458,569	14,075,380	(383,189)
OMX Stockholm 30 Index, 502 contracts (SEK)	April 2013	9,066,783	9,167,121	100,338
SPI 200 Index, 59 contracts (AUD)	June 2013	7,822,518	7,627,803	(194,715)
Index futures sell contracts:
H-Shares Index, 158 contracts (HKD)	April 2013	(11,123,975)	(11,077,739)	46,236
Interest rate futures buy contracts:
Australian Government 10 Year Bond, 316 contracts (AUD)	June 2013	39,518,768	40,007,183	488,415
Euro-Bobl, 40 contracts (EUR)	June 2013	6,462,673	6,497,441	34,768
Euro-Btp, 135 contracts (EUR)	June 2013	18,673,675	18,777,628	103,953
Euro-Bund, 22 contracts (EUR)	June 2013	4,049,691	4,102,920	53,229
Long Gilt, 42 contracts (GBP)	June 2013	7,323,924	7,580,171	256,247
Interest rate futures sell contracts:
Euro-Bund, 75 contracts (EUR)	June 2013	$(13,785,919)	$(13,987,226)	$(201,307)
Euro-Buxl, 5 contracts (EUR)	June 2013	(855,868)	(868,197)	(12,329)
Long Gilt, 10 contracts (GBP)	June 2013	(1,745,882)	(1,804,803)	(58,921)
Net unrealized depreciation on futures contracts				$(1,434,690)

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[11]	Payments received by the Fund[11]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
DB	EUR	32,600,000	11/01/21	2.698%	6 month EURIBOR	$—	$(4,513,228)	$(4,513,228)
GSI	EUR	31,200,000	06/21/21	6 month EURIBOR	3.325%	—	6,911,140	6,911,140
							$2,397,912	$2,397,912

Credit default swaps on corporate issues – buy protection12

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments made by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
BB	Solvay SA bond, 4.625%, due 06/27/18	EUR	390,000	06/20/17	1.000%	$(7,587)	$(1,871)	$(9,458)
BB	Next PLC bond, 5.375%, due 10/26/21	EUR	370,000	03/20/18	1.000	(4,014)	(14)	(4,028)
BB	St-Gobain Nederland B.V., 5.000%, due 04/25/14	EUR	385,000	06/20/18	1.000	(13,457)	13,330	(127)
CITI	Imperial Tobacco Group PLC bond, 6.250%, due 12/04/18	EUR	1,020,000	03/20/18	1.000	(2,529)	(9,262)	(11,791)
CSI	Lloyds TSB Bank PLC, 3.375%, due 04/20/15	EUR	800,000	12/20/17	3.000	72,732	(62,507)	10,225
CSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	490,000	06/20/17	1.000	11,195	(14,290)	(3,095)
GSI	Solvay SA bond, 4.625%, due 06/27/18	EUR	390,000	06/20/17	1.000	(7,783)	(1,871)	(9,654)
GSI	ConAgra Foods, Inc. bond, 7.000%, due 10/01/28	USD	485,000	03/20/17	1.000	7,802	(11,161)	(3,359)
GSI	Cox Communication, Inc. bond, 6.800%, due 08/01/28	USD	490,000	06/20/17	1.000	9,414	(14,190)	(4,776)
JPMCB	Banco Santander SA bond, 3.000%, due 08/09/13	EUR	800,000	12/20/16	3.000	(28,602)	(2,894)	(31,496)
JPMCB	Bayer AG bond, 5.625%, due 05/23/18	EUR	780,000	03/20/18	1.000	16,413	(22,429)	(6,016)
JPMCB	Deutsche Bank AG, 5.125%, due 08/31/17	EUR	375,000	03/20/20	1.000	950	13,442	14,392
						$54,534	$(113,717)	$(59,183)

Credit default swaps on credit indices – sell protection14

Counterparty	Referenced Index[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments made	Value	Unrealized appreciation	Credit spread[15]
CITI	CDX.NA.HY.Series 20 Index	USD	30,300,000	06/20/18	5.000%	$(849,958)	$963,769	$113,811	4.313%

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

Credit default swaps on corporate issues – sell protection14

Counterparty	Referenced obligation[13]	Notional amount		Termination date	Payments received by the Fund[11]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[15]
BB	RWE AG bond, 5.750%, due 02/14/33	EUR	950,000	06/20/17	1.000%	$3,560	$11,459	$15,019	0.780%
BB	Tesco PLC bond, 6.000%, due 12/14/29	EUR	370,000	03/20/18	1.000	673	3,972	4,645	0.833
BB	Bouygues S.A., 4.750%, due 05/24/16	EUR	385,000	06/20/18	1.000	14,186	(12,187)	1,999	1.501
CSI	Barclays Bank PLC bond, 1.551%, due 10/27/15	EUR	800,000	12/20/17	1.000	16,158	(24,231)	(8,073)	1.529
GSI	Procter & Gamble Co. bond, 4.950%, due 08/15/14	USD	485,000	03/20/17	1.000	(8,749)	14,121	5,372	0.272
GSI	Xerox Corp. bond, 6.350%, due 05/15/18	USD	510,000	06/20/17	1.000	23,215	(5,723)	17,492	1.278
JPMCB	Linde Finance BV bond, 5.875, due 04/24/23	EUR	780,000	03/20/18	1.000	(18,376)	21,817	3,441	0.558
JPMCB	Barclays Bank PLC bond, 1.551%, due 10/27/15	EUR	375,000	03/20/20	1.000	7,787	(24,708)	(16,921)	1.819
JPMCB	Xerox Corp. bond, 6.350%, due 05/15/18	USD	510,000	06/20/17	1.000	22,848	(5,723)	17,125	1.278
						$61,302	$(21,203)	$40,099

Options written

	Expiration date	Premiums received	Value
Call options
FTSE 100 Index, 312 contracts, strike @ GBP 6,900	December 2013	$404,537	$(270,219)
NIKKEI 225 Index, 117 contracts, strike @ JPY 13,000	December 2013	761,228	(708,451)
S&P 500 Index, 194 contracts, strike @ USD 1,600	December 2013	880,275	(1,006,860)
Total options written		$2,046,040	$(1,985,530)

Written option activity for the period ended March 31, 2013 was as follows:

	Number of	Premiums
	contracts	received
Options outstanding at June 30, 2012	—	$—
Options written	1,696	2,818,822
Options terminated in closing purchase transactions	(1,073)	(772,782)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2013	623	$2,046,040

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$183,646,782	$—	$183,646,782
Collateralized debt obligation	—	—	8,000	8,000
Mortgage & agency debt securities	—	27,457	—	27,457
Short-term investment	—	75,937,825	—	75,937,825
Options purchased	9,413,958	—	—	9,413,958
Investment of cash collateral from securities loaned	—	209,000	—	209,000
Forward foreign currency contracts, net	—	(309,048)	—	(309,048)
Futures contracts, net	(1,434,690)	—	—	(1,434,690)
Swap agreements, net	—	3,226,761	—	3,226,761
Options written	(1,985,530)	—	—	(1,985,530)
Total	$5,993,738	$262,738,777	$8,000	$268,740,515

1            At March 31, 2013, securities valued at $(188,392) were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligation	Total
Assets
Beginning balance	$0	$0
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	(2,833)	(2,833)
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	10,833	10,833
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance	$8,000	$8,000

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2013 was 10,833.

UBS Dynamic Alpha Fund

Portfolio of investments – March 31, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $23,445,328 or 7.77% of net assets.

2	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
3

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of these securities amounted to $3,987,616 or 1.32% of net assets.

4	Perpetual bond security. The maturity date reflects the next call date.
5	Security, or portion thereof, was on loan at March 31, 2013.
6	Amount represents less than 0.005%.
7	Security is illiquid. At March 31, 2013, the value of this security and other illiquid derivative instruments amounted to $8,000 or 0.00% of net assets.
8	This security, which represents 0.00% of net assets as of March 31, 2013, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	Value 03/31/13	Value as a percentage of net assets
LNR CDO Ltd., Series 2006-1A, Class FFX, 7.592%, due 05/28/43	11/03/06	$8,138,056	2.70%	$8,000	0.00%

9	Security is in default.
10	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$60,522,059	$102,525,973	$87,110,207	$75,937,825	$90,337
UBS Private Money Market Fund LLC[a]	1,319,990	5,740,813	6,851,803	209,000	289
	$61,842,049	$108,266,786	$93,962,010	$76,146,825	$90,626

a The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

11	Payments made or received are based on the notional amount.
12

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

13	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
14

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

15

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spread are unaudited.

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	1.01%
Airlines	0.46
Auto components	0.45
Automobiles	0.75
Beverages	1.08
Biotechnology	0.90
Building products	0.26
Capital markets	0.93
Chemicals	1.35
Commercial banks	3.05
Commercial services & supplies	0.12
Communications equipment	0.38
Computers & peripherals	1.05
Construction & engineering	0.25
Construction materials	0.49
Consumer finance	0.14
Diversified financial services	1.02
Diversified telecommunication services	0.55
Electric utilities	0.57
Electrical equipment	0.31
Electronic equipment, instruments & components	0.11
Energy equipment & services	0.98
Food & staples retailing	0.47
Food products	1.31
Gas utilities	0.31
Health care equipment & supplies	0.34
Health care providers & services	0.80
Hotels, restaurants & leisure	0.61
Household durables	0.08
Household products	0.11
Industrial conglomerates	0.72
Insurance	1.98
Internet & catalog retail	0.69
Internet software & services	0.88
IT services	1.03
Leisure equipment & products	0.23
Life sciences tools & services	0.22
Machinery	1.28
Marine	0.05
Media	1.01
Metals & mining	1.20
Multiline retail	0.42
Multi-utilities	0.35
Oil, gas & consumable fuels	2.47
Paper & forest products	0.28
Personal products	0.44
Pharmaceuticals	2.05
Professional services	0.43
Real estate investment trust (REIT)	0.41
Real estate management & development	0.39
Road & rail	0.63
Semiconductors & semiconductor equipment	1.07
Software	1.74
Specialty retail	0.07
Textiles, apparel & luxury goods	1.08
Tobacco	0.74
Trading companies & distributors	0.64
Wireless telecommunication services	1.38
Total common stocks	44.12%
Preferred stock	0.25

UBS Global Allocation Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Bonds
Mortgage & agency debt securities	0.14%
US government obligations	3.60
Non-US government obligations	6.83
Total bonds	10.57%
Investment companies
iShares iBoxx $ High Yield Corporate Bond Fund	1.03
iShares JPMorgan USD Emerging Markets Bond Fund	2.00
UBS Credit Bond Relationship Fund	5.13
UBS Emerging Markets Equity Relationship Fund	7.34
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	2.66
UBS Global Corporate Bond Relationship Fund	6.22
UBS High Yield Relationship Fund	5.18
Total investment companies	29.56%
Warrant	0.03
Short-term investment	12.58
Investment of cash collateral from securities loaned	2.89
Total investments	100.00%
Liabilities, in excess of cash and other assets	0.00 [2]
Net assets	100.00%

1 Figures represent the direct investments of UBS Global Allocation Fund (excluding derivatives exposure). Figures might be different if a breakdown of the affiliated underlying investment companies and derivatives exposure was included.

2 Amount represents less than 0.005%.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—44.12%
Australia—0.95%
Australia & New Zealand Banking Group Ltd.	101,891	$3,026,571
Orica Ltd.	85,343	2,172,501
Westfield Group	181,183	2,046,730
Total Australia common stocks		7,245,802

Brazil—0.28%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR[1]	6,300	335,664
Cia de Bebidas das Americas ADR	2,800	118,524
Cosan Ltd., Class A	13,400	261,300
Itau Unibanco Holding SA ADR	22,100	393,380
JHSF Participacoes SA	58,800	224,055
Lojas Renner SA	7,800	291,890
Minerva SA	20,800	134,841
Vale SA ADR	20,500	354,445
Total Brazil common stocks		2,114,099

Canada—1.61%
Canadian Oil Sands Ltd.	92,500	1,906,728
Lululemon Athletica, Inc.*1	20,100	1,253,235
PetroBakken Energy Ltd.[1]	115,915	1,007,560
Petrobank Energy & Resources Ltd.*1	101,000	69,597
Petrominerales Ltd.[1]	75,158	457,229
Royal Bank of Canada	59,700	3,596,633
Suncor Energy, Inc.	87,000	2,606,960
Teck Resources Ltd., Class B	49,100	1,382,350
Total Canada common stocks		12,280,292

China—1.44%
AAC Technologies Holdings, Inc.	58,000	278,697
AIA Group Ltd.	756,717	3,314,424
Anhui Conch Cement Co., Ltd., H Shares	39,000	129,371
Brilliance China Automotive Holdings Ltd.*	508,000	596,835
China Liansu Group Holdings Ltd.	258,600	146,581
China Lumena New Materials Corp.	238,000	51,202
China Overseas Land & Investment Ltd.	68,000	187,464
China Shipping Container Lines Co., Ltd., H Shares*	1,307,000	353,582
China ZhengTong Auto Services Holdings Ltd.*	568,500	371,308
Dongfang Electric Corp. Ltd., H Shares	22,000	36,447
Dongyue Group	71,000	41,159
Evergrande Real Estate Group Ltd.	589,000	237,495
Harbin Electric Co., Ltd., H Shares	125,800	102,260
Jardine Matheson Holdings Ltd.	44,800	2,916,480
Kingboard Chemical Holdings Ltd.	48,500	138,080
Lee & Man Paper Manufacturing Ltd.	713,000	558,456
Nine Dragons Paper Holdings Ltd.[1]	856,000	803,890
Shanghai Electric Group Co., Ltd., H Shares	108,000	42,017
Shimao Property Holdings Ltd.	158,500	304,236
Tencent Holdings Ltd.	8,700	276,605
Vipshop Holdings Ltd. ADR*	4,700	142,739
Total China common stocks		11,029,328

Denmark—0.23%
FLSmidth & Co. A/S	29,535	1,787,923

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Finland—0.50%
Sampo Oyj, Class A	99,903	$3,841,820

France—0.69%
Carrefour SA	113,136	3,096,974
Schneider Electric SA	30,272	2,211,838
Total France common stocks		5,308,812

Germany—2.39%
Bayer AG	29,413	3,033,965
Beiersdorf AG	13,513	1,247,851
Deutsche Bank AG	54,225	2,114,095
E.ON SE	102,908	1,796,650
Fresenius Medical Care AG & Co. KGaA	18,193	1,227,834
HeidelbergCement AG	35,997	2,586,763
Infineon Technologies AG	261,080	2,061,539
MAN SE	11,966	1,286,450
SAP AG	35,849	2,872,065
Total Germany common stocks		18,227,212

India—0.09%
HDFC Bank Ltd. ADR	10,700	400,394
ICICI Bank Ltd. ADR	6,900	296,010
Total India common stocks		696,404

Indonesia—0.29%
Alam Sutera Realty Tbk PT	5,158,000	567,951
Astra International Tbk PT	47,500	38,616
Bank Rakyat Indonesia Persero Tbk PT	606,000	545,665
Lippo Karawaci Tbk PT	1,080,000	152,261
Media Nusantara Citra Tbk PT	621,500	180,678
Perusahaan Gas Negara Persero Tbk PT	571,000	349,622
Semen Indonesia Persero Tbk PT	134,500	244,986
Wijaya Karya Persero Tbk PT	673,500	140,348
Total Indonesia common stocks		2,220,127

Ireland—0.23%
Ryanair Holdings PLC ADR	42,400	1,771,472

Israel—0.31%
Teva Pharmaceutical Industries Ltd. ADR	59,516	2,361,595

Italy—0.36%
Fiat Industrial SpA	244,187	2,745,107

Japan—4.63%
Asahi Glass Co., Ltd.	263,000	1,818,803
Bridgestone Corp.	97,800	3,272,640
ITOCHU Corp.	277,700	3,389,571
KDDI Corp.	64,800	2,701,864
Mitsubishi Corp.	79,500	1,486,376
Mitsubishi UFJ Financial Group, Inc.	548,000	3,283,285
ORIX Corp.	238,200	3,026,369
Sankyo Co., Ltd.	38,100	1,780,847
Shin-Etsu Chemical Co., Ltd.	43,700	2,882,849
THK Co., Ltd.	113,400	2,235,836
Tokio Marine Holdings, Inc.	96,800	2,780,551
Tokyo Gas Co., Ltd.	370,000	1,996,707
Toyota Motor Corp.	92,200	4,725,819
Total Japan common stocks		35,381,517

Luxembourg—0.14%
ArcelorMittal	83,431	1,074,808

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Macau—0.20%
Melco Crown Entertainment Ltd. ADR*	41,800	$975,612
Sands China Ltd.	102,400	530,960
Total Macau common stocks		1,506,572

Malaysia—0.09%
Axiata Group Bhd	215,000	459,648
Sapurakencana Petroleum Bhd*	268,700	260,326
Total Malaysia common stocks		719,974

Mexico—0.30%
Alsea SAB de CV	136,000	390,665
Cemex SAB de CV ADR*	63,800	778,998
Grupo Financiero Banorte SAB de CV, Class O	105,000	838,881
Grupo Televisa SAB ADR	9,900	263,439
Total Mexico common stocks		2,271,983

Netherlands—1.08%
Heineken NV	40,798	3,075,059
Koninklijke DSM NV	45,365	2,640,643
NXP Semiconductor NV*	20,100	608,226
Wolters Kluwer NV	88,698	1,936,837
Total Netherlands common stocks		8,260,765

Norway—0.71%
Statoil ASA	64,871	1,568,255
Telenor ASA	177,417	3,878,980
Total Norway common stocks		5,447,235

Philippines—0.29%
Alliance Global Group, Inc.	1,326,000	687,206
Bloomberry Resorts Corp.*	649,500	226,633
Megaworld Corp.	4,875,000	464,684
Metropolitan Bank & Trust	184,562	529,129
SM Investments Corp.	12,075	329,910
Total Philippines common stocks		2,237,562

Russia—0.02%
Uralkali OJSC GDR[2]	3,254	120,007

Singapore—0.08%
Avago Technologies Ltd.	17,400	625,008

South Africa—0.05%
Life Healthcare Group Holdings Ltd.	57,063	214,716
Shoprite Holdings Ltd.	9,460	188,062
Total South Africa common stocks		402,778

South Korea—0.29%
Able C&C Co., Ltd.	4,816	375,715
Amorepacific Corp.	218	183,397
Hyundai Heavy Industries Co., Ltd.	1,007	193,689
Hyundai Motor Co.	1,467	294,692
Kangwon Land, Inc.	8,820	243,767
Korean Air Lines Co., Ltd.*	1,150	41,965
LG Chem Ltd.	832	198,166
Samsung Electronics Co., Ltd.	482	654,161
Total South Korea common stocks		2,185,552

Spain—0.12%
Acciona SA1	16,458	897,242

Sweden—0.17%
Lundin Petroleum AB*	58,987	1,276,314

Switzerland—2.15%
Credit Suisse Group AG*	88,599	2,324,872
Nestle SA	79,427	5,743,878
Novartis AG	82,405	5,855,069
SGS SA	1,034	2,535,713
Total Switzerland common stocks		16,459,532

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Taiwan—0.28%
Largan Precision Co., Ltd.	28,000	$730,374
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	56,100	964,359
Uni-President Enterprises Corp.	236,778	448,969
Total Taiwan common stocks		2,143,702

Thailand—0.29%
Home Product Center PCL	248,440	142,523
Jasmine International PCL	1,534,300	343,168
Land and Houses PCL NVDR	621,300	271,560
LPN Development PCL	324,900	280,134
Minor International PCL	132,300	110,683
Pruksa Real Estate PCL	132,800	136,042
Sri Trang Agro-Industry PCL	349,300	192,034
Supalai PCL	178,800	126,995
Thanachart Capital PCL	162,500	248,314
Tisco Financial Group PCL	192,500	363,177
Total Thailand common stocks		2,214,630

Turkey—0.10%
Turk Hava Yollari*	177,983	727,947

United Kingdom—4.86%
Barclays PLC	541,139	2,393,933
BP PLC	715,326	4,998,663
HSBC Holdings PLC	496,944	5,304,448
Imperial Tobacco Group PLC	106,164	3,708,537
Prudential PLC	169,401	2,741,271
Rio Tinto PLC	64,980	3,045,940
SABMiller PLC	79,628	4,191,120
Sage Group PLC	488,017	2,541,180
SSE PLC	88,331	1,991,744
Vodafone Group PLC	1,325,836	3,759,134
Xstrata PLC	154,098	2,500,660
Total United Kingdom common stocks		37,176,630

United States—18.90%
Acorda Therapeutics, Inc.*	18,400	589,352
Adobe Systems, Inc.*	39,100	1,701,241
Aegerion Pharmaceuticals, Inc.*	10,300	415,502
Agilent Technologies, Inc.	29,200	1,225,524
Allergan, Inc.	20,900	2,333,067
Alnylam Pharmaceuticals, Inc.*	19,200	467,904
Amazon.com, Inc.*	12,000	3,197,880
American Capital Agency Corp.	19,100	626,098
Apple, Inc.	13,950	6,174,688
Archer-Daniels-Midland Co.	31,200	1,052,376
Atmel Corp.*	93,800	652,848
Baker Hughes, Inc.	26,800	1,243,788
Baxter International, Inc.	17,300	1,256,672
Biogen Idec, Inc.*	7,300	1,408,243
Bio-Rad Laboratories, Inc., Class A*	3,700	466,200
Boeing Co.	20,400	1,751,340
Broadcom Corp., Class A	21,300	738,471
Cabot Oil & Gas Corp.	14,200	960,062
Cardinal Health, Inc.	48,400	2,014,408
Citigroup, Inc.	50,420	2,230,581
Coach, Inc.	18,500	924,815
Colgate-Palmolive Co.	7,100	838,013

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(continued)
Comcast Corp., Class A	40,300	$1,693,003
Concho Resources, Inc.*	12,600	1,227,618
Crown Castle International Corp.*	17,700	1,232,628
Cubist Pharmaceuticals, Inc.*	8,800	412,016
Cummins, Inc.	9,900	1,146,519
Danaher Corp.	25,900	1,609,685
Digital Realty Trust, Inc.	6,700	448,297
Discover Financial Services	18,900	847,476
Dollar General Corp.*	40,100	2,028,258
Dow Chemical Co.	31,100	990,224
eBay, Inc.*	39,100	2,120,002
Edison International	12,400	623,968
EOG Resources, Inc.	8,700	1,114,209
Estee Lauder Cos., Inc., Class A	25,100	1,607,153
Facebook, Inc., Class A*	60,400	1,545,032
Fidelity National Information Services, Inc.	23,600	935,032
First Cash Financial Services, Inc.*	4,500	262,530
FMC Technologies, Inc.*	28,100	1,528,359
Freescale Semiconductor Ltd.*1	20,900	311,201
General Dynamics Corp.	28,700	2,023,637
Gilead Sciences, Inc.*	60,300	2,950,479
Google, Inc., Class A*	3,500	2,779,105
Halliburton Co.	41,200	1,664,892
Hertz Global Holdings, Inc.*	67,700	1,507,002
Hess Corp.	19,900	1,425,039
Hospira, Inc.*	20,000	656,600
IHS, Inc., Class A*	7,300	764,456
Illinois Tool Works, Inc.	36,000	2,193,840
Impax Laboratories, Inc.*	23,000	355,120
Informatica Corp.*	20,500	706,635
IntercontinentalExchange, Inc.*	5,700	929,499
International Paper Co.	18,700	871,046
Interpublic Group of Cos., Inc.	51,000	664,530
Intuitive Surgical, Inc.*	1,740	854,671
Invesco Ltd.	31,900	923,824
JPMorgan Chase & Co.	34,000	1,613,640
Kraft Foods Group, Inc.	24,266	1,250,427
Las Vegas Sands Corp.	28,000	1,577,800
Liberty Global, Inc., Class A*1	10,400	763,360
Ligand Pharmaceuticals, Inc., Class B*	25,000	666,250
Lincoln National Corp.	30,500	994,605
Macy’s, Inc.	20,900	874,456
MasterCard, Inc., Class A	3,100	1,677,503
McDermott International, Inc.*	56,000	615,440
Medtronic, Inc.	10,200	478,992
MetLife, Inc.	20,900	794,618
MetroPCS Communications, Inc.*	135,800	1,480,220
Michael Kors Holdings Ltd.*	30,400	1,726,416
Micron Technology, Inc.*	83,200	830,336
Mohawk Industries, Inc.*	5,400	610,848
Mondelez International, Inc., Class A	45,500	1,392,755
Monster Beverage Corp.*	18,200	868,868
Morgan Stanley	79,000	1,736,420
NetApp, Inc.*	54,600	1,865,136
NextEra Energy, Inc.	10,900	846,712
NII Holdings, Inc.*1	207,500	898,475
NIKE, Inc., Class B	28,200	1,664,082
Noble Corp.	30,000	1,144,500
Norfolk Southern Corp.	21,800	1,680,344
PG&E Corp.	20,800	926,224

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(concluded)
Philip Morris International, Inc.	20,500	$1,900,555
Precision Castparts Corp.	9,900	1,877,238
Priceline.com, Inc.*	2,800	1,926,204
Progressive Corp.	30,300	765,681
QUALCOMM, Inc.	38,700	2,590,965
Ralph Lauren Corp.	15,200	2,573,512
Salesforce.com, Inc.*	9,200	1,645,236
Salix Pharmaceuticals Ltd.*	12,700	649,986
Schlumberger Ltd.	14,500	1,085,905
ServiceNow, Inc.*1	21,400	774,680
ServiceSource International, Inc.*	117,300	829,311
Sherwin-Williams Co.	6,900	1,165,341
Sirius XM Radio, Inc.	115,200	354,816
Skyworks Solutions, Inc.*	28,300	623,449
Spirit Airlines, Inc.*	37,000	938,320
Starbucks Corp.	10,800	615,168
Steel Dynamics, Inc.	45,700	725,259
Symantec Corp.*	52,100	1,285,828
Teradata Corp.*	25,100	1,468,601
Time Warner, Inc.	14,200	818,204
Union Pacific Corp.	11,200	1,594,992
United Technologies Corp.	21,900	2,046,117
UnitedHealth Group, Inc.	46,300	2,648,823
US Bancorp	35,700	1,211,301
Viacom, Inc., Class B	16,700	1,028,219
Visa, Inc., Class A	17,500	2,972,200
VMware, Inc., Class A*	22,600	1,782,688
Waste Management, Inc.	24,200	948,882
Wells Fargo & Co.	25,300	935,847
Zoetis, Inc.*	12,700	424,180
Total United States common stocks		144,408,593
Total common stocks (cost $296,872,080)		337,168,344

Preferred stock—0.25%
Germany—0.25%
Volkswagen AG, Preference shares (cost $1,673,351)	9,505	1,888,518

	Face amount
Bonds—10.57%
Mortgage & agency debt securities—0.14%
United States—0.14%
Federal Home Loan Mortgage Corp.
Gold Pools,[3]
#G00194, 7.500%,
due 02/01/24	$43,150	49,682
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	865,182	1,018,953
Total mortgage & agency debt securities (cost $1,413,568)		1,068,635

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

		Face amount	Value
US government obligations—3.60%
US Treasury Bonds,
2.750%, due 08/15/42	$1,255,000		$1,164,404
2.750%, due 11/15/42		1,305,000	1,209,572
5.375%, due 02/15/31		1,500,000	2,086,641
6.250%, due 08/15/23		1,500,000	2,122,968
8.000%, due 11/15/21		1,960,000	2,986,550
US Treasury Notes,
0.125%, due 12/31/14[1]		5,205,000	5,196,053
0.250%, due 11/30/14		4,450,000	4,451,740
0.750%, due 12/31/17[1]		4,145,000	4,150,504
1.625%, due 11/15/22[1]		605,000	594,271
2.500%, due 04/30/15		725,000	758,531
3.125%, due 04/30/17		2,500,000	2,756,445
Total US government obligations (cost $26,383,268)			27,477,679

Non-US government obligations—6.83%
Australia—1.23%
Government of Australia,
5.750%, due 05/15/21	AUD	7,715,000	9,411,727

Finland—0.34%
Government of Finland,
4.375%, due 07/04/19	EUR	1,702,000	2,638,868

France—0.48%
Government of France,
3.750%, due 04/25/21		1,590,000	2,363,832
4.500%, due 04/25/41		810,000	1,299,514
			3,663,346
Germany—2.02%
Bundesrepublik Deutschland,
1.500%, due 04/15/16[4]		5,702,492	7,958,844
3.250%, due 07/04/21		2,835,000	4,294,968
4.000%, due 07/04/16		1,090,000	1,575,753
4.000%, due 01/04/37		920,000	1,583,685
			15,413,250
Italy—0.86%
Buoni Poliennali Del Tesoro,
3.000%, due 04/15/15		2,050,000	2,665,633
4.250%, due 02/01/19		2,960,000	3,874,335
			6,539,968
Sweden—0.88%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	22,385,000	3,987,808
5.000%, due 12/01/20		14,390,000	2,750,210
			6,738,018
United Kingdom—1.02%
UK Gilts,
3.750%, due 09/07/21	GBP	2,905,000	5,194,323
4.250%, due 12/07/49		710,000	1,320,344
4.750%, due 12/07/38		655,000	1,303,493
			7,818,160
Total Non-US government obligations (cost $51,042,498)			52,223,337
Total bonds (cost $78,839,334)			80,769,651

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Investment companies—29.56%
iShares iBoxx $ High Yield Corporate Bond Fund[1]	83,600	$7,887,660
iShares JPMorgan USD Emerging Markets Bond Fund[1]	130,100	15,282,847
UBS Credit Bond Relationship Fund*5	2,327,094	39,221,772
UBS Emerging Markets Equity Relationship Fund*5	1,489,932	56,084,926
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*5	1,448,724	20,284,159
UBS Global Corporate Bond Relationship Fund*5	3,789,833	47,522,231
UBS High Yield Relationship Fund*5	1,239,482	39,601,437
Total investment companies (cost $188,681,779)		225,885,032

	Number of warrants
Warrant—0.03%
Russia—0.03%
Sberbank of Russia,strike @ USD 0.00001, expires 10/14/15*(cost $229,994)	79,207	251,223

	Shares
Short-term investment—12.58%
Investment company—12.58%
UBS Cash Management Prime Relationship Fund[5] (cost $96,106,676)	96,106,676	96,106,676

Investment of cash collateral from securities loaned—2.89%
UBS Private Money Market Fund LLC,[5] (cost $22,098,369)	22,098,369	22,098,369
Total investments—100.00% (cost $684,501,583)		764,167,813
Cash and other assets, less liabilities—0.00%		32,883
Net assets—100.00%		$764,200,696

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$91,077,575
Gross unrealized depreciation	(11,411,345)
Net unrealized appreciation of investments	$79,666,230

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	CAD	6,490,000	USD	6,308,860	06/19/13	$(68,485)
CSI	USD	26,484,759	EUR	20,225,000	06/19/13	(544,558)
JPMCB	CZK	175,890,000	USD	9,026,481	06/19/13	274,406
JPMCB	EUR	3,110,000	USD	4,051,114	06/19/13	62,287
JPMCB	HKD	43,660,000	USD	5,629,073	06/19/13	2,494
JPMCB	IDR	51,519,500,000	USD	5,247,988	06/19/13	6
JPMCB	SEK	22,830,000	USD	3,526,344	06/19/13	28,796
JPMCB	THB	114,000,000	USD	3,877,815	06/19/13	3,806
JPMCB	USD	3,100,120	GBP	2,045,000	06/19/13	5,885
JPMCB	USD	12,752,805	INR	704,720,000	06/19/13	3,689
JPMCB	USD	10,608,521	KRW	11,628,000,000	06/19/13	(201,287)
JPMCB	USD	8,851,916	PHP	360,450,000	06/19/13	(14,108)
JPMCB	USD	3,926,538	SGD	4,865,000	06/19/13	(3,473)
JPMCB	USD	7,148,924	ZAR	63,950,000	06/19/13	(268,143)
MSCI	NOK	73,110,000	USD	12,772,537	06/19/13	293,830
MSCI	USD	39,789,768	JPY	3,660,400,000	06/19/13	(883,621)
MSCI	USD	9,256,835	PLN	29,695,000	06/19/13	(195,007)
RBS	AUD	25,535,000	USD	25,971,393	06/19/13	(457,356)
RBS	CHF	7,231,546	EUR	5,930,000	06/19/13	(19,846)
RBS	NZD	37,310,000	USD	30,692,325	06/19/13	(360,897)
RBS	USD	15,819,931	MXN	205,580,000	06/19/13	701,369
Net unrealized depreciation on forward foreign currency contracts						$(1,640,213)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 130 contracts (USD)	June 2013	(17,079,600)	(17,157,969)	(78,369)
Index futures buy contracts:
CAC 40 Euro Index, 184 contracts (EUR)	April 2013	9,035,547	8,802,310	(233,237)
DAX Index, 52 contracts (EUR)	June 2013	13,333,665	12,998,792	(334,873)
Dow Jones EURO STOXX 50 Index, 168 contracts (EUR)	June 2013	5,720,422	5,500,059	(220,363)
E-mini S&P 500 Index, 1,195 contracts (USD)	June 2013	92,606,599	93,371,325	764,726
FTSE 100 Index, 62 contracts (GBP)	June 2013	6,080,323	5,983,017	(97,306)
OMX Stockholm 30 Index, 627 contracts (SEK)	April 2013	11,445,307	11,449,770	4,463
SPI 200 Index, 112 contracts (AUD)	June 2013	14,750,553	14,479,897	(270,656)
TOPIX Index, 233 contracts (JPY)	June 2013	24,605,675	25,754,130	1,148,455
Index futures sell contracts:
E-mini NASDAQ 100 Index, 434 contracts (USD)	June 2013	(24,209,418)	(24,399,480)	(190,062)
Net unrealized appreciation on futures contracts				$492,778

UBS Global Allocation Fund

Portfolio of investments – March 31, 2013 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call option*
NIKKEI 225 Index, 294 contracts, strike @ JPY 13,000.00	December 2013	$1,977,338	$(1,780,209)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of contracts	Premiums received

Options outstanding at June 30, 2012	—	$—
Options written	619	3,436,378
Options terminated in closing purchase transactions	(325)	(1,459,040)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2013	294	$1,977,338

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$337,168,344	$—	$—	$337,168,344
Preferred stock	1,888,518	—	—	1,888,518
Mortgage & agency debt securities	—	1,068,635	—	1,068,635
US government obligations	—	27,477,679	—	27,477,679
Non-US government obligations	—	52,223,337	—	52,223,337
Investment companies	23,170,507	202,714,525	—	225,885,032
Warrant	251,223	—	—	251,223
Short-term investment	—	96,106,676	—	96,106,676
Investment of cash collateral from securities loaned	—	22,098,369	—	22,098,369
Forward foreign currency contracts,net	—	(1,640,213)	—	(1,640,213)
Futures contracts,net	492,778	—	—	492,778
Options written	(1,780,209)	—	—	(1,780,209)
Total	$361,191,161	$400,049,008	$—	$761,240,169

1             At March 31, 2013, securities valued at $149,120,821 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2013.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2013, the value of this security amounted to $120,007 or 0.02% of net assets.

3

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

5	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/
				Net realized	(depreciation)		Net income
		Purchases	Sales	gain during the	during the		earned from
		during the	during the	nine months	nine months		affiliate for the
	Value	nine months ended	nine months ended	ended	ended	Value	nine months ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$106,415,060	$218,294,125	$228,602,509	$—	$—	$96,106,676	$126,948
UBS Private Money Market Fund LLC[a]	14,940,198	264,979,548	257,821,377	—	—	22,098,369	5,025
UBS Credit Bond Relationship Fund	67,654,084	—	32,000,000	6,618,768	(3,051,080)	39,221,772	—
UBS Emerging Markets Equity Relationship Fund	54,873,562	7,700,000	11,000,000	5,826,401	(1,315,037)	56,084,926	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	20,337,854	—	3,500,000	603,926	2,842,379	20,284,159	—
UBS Global Corporate Bond Relationship Fund	53,293,279	—	9,000,000	1,389,075	1,839,877	47,522,231	—
UBS High Yield Relationship Fund	44,465,802	13,800,000	22,950,000	8,692,162	(4,406,527)	39,601,437	—
UBS Small-Cap Equity Relationship Fund	20,206,469	—	23,356,704	11,726,535	(8,576,300)	—	—
	$382,186,308	$504,773,673	$588,230,590	$34,856,867	$(12,666,688)	$320,919,570	$131,973

a The advisor does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Global Frontier Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Common stocks
Aerospace & defense	0.92%
Airlines	0.11
Beverages	0.11
Biotechnology	0.82
Capital markets	0.29
Chemicals	0.26
Commercial banks	0.25
Commercial services & supplies	0.11
Communications equipment	0.33
Computers & peripherals	0.97
Consumer finance	0.10
Diversified financial services	0.56
Electric utilities	0.16
Energy equipment & services	0.86
Food products	0.42
Health care equipment & supplies	0.29
Health care providers & services	0.57
Hotels, restaurants & leisure	0.27
Household durables	0.08
Household products	0.09
Industrial conglomerates	0.20
Insurance	0.30
Internet & catalog retail	0.63
Internet software & services	0.81
IT services	0.95
Life sciences tools & services	0.20
Machinery	0.40
Media	0.59
Metals & mining	0.08
Multiline retail	0.35
Multi-utilities	0.11
Oil, gas & consumable fuels	0.56
Paper & forest products	0.10
Personal products	0.20
Pharmaceuticals	0.57
Professional services	0.10
Real estate investment trust (REIT)	0.12
Road & rail	0.55
Semiconductors & semiconductor equipment	0.48
Software	0.95
Textiles, apparel & luxury goods	1.00
Tobacco	0.21
Wireless telecommunication services	0.42
Total common stocks	17.45%
Bonds
US government obligations	4.72
Non-US government obligations	7.96
Total bonds	12.68%
Investment companies
iShares iBoxx $ High Yield Corporate Bond Fund	1.31
iShares JPMorgan USD Emerging Markets Bond Fund	2.31
UBS Credit Bond Relationship Fund	6.15
UBS Emerging Markets Equity Relationship Fund	12.96
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	1.33
UBS Global Corporate Bond Relationship Fund	7.47
UBS High Yield Relationship Fund	6.43
UBS International Equity Relationship Fund	13.66
Total investment companies	51.62%
Short-term investment	11.68
Investment of cash collateral from securities loaned	1.47
Total investments	94.90%
Cash and other assets, less liabilities	5.10
Net assets	100.00%

1 Figures represent the direct investments of UBS Global Frontier Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

UBS Global Frontier Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—17.45%
Canada—0.16%
Lululemon Athletica, Inc.*1	980	$61,103

Israel—0.05%
Teva Pharmaceutical Industries Ltd. ADR	540	21,427

Netherlands—0.06%
NXP Semiconductor NV*	830	25,116

Singapore—0.07%
Avago Technologies Ltd.	750	26,940

United States—17.11%
Acorda Therapeutics, Inc.*	760	24,343
Adobe Systems, Inc.*	1,700	73,967
Aegerion Pharmaceuticals, Inc.*	450	18,153
Agilent Technologies, Inc.	1,426	59,849
Allergan, Inc.	1,004	112,077
Alnylam Pharmaceuticals, Inc.*	780	19,009
Amazon.com, Inc.*	562	149,767
American Capital Agency Corp.	870	28,519
Apple, Inc.	654	289,480
Archer-Daniels-Midland Co.	1,350	45,535
Atmel Corp.*	4,110	28,606
Baker Hughes, Inc.	1,160	53,836
Baxter International, Inc.	710	51,574
Biogen Idec, Inc.*	354	68,290
Bio-Rad Laboratories, Inc., Class A*	160	20,160
Boeing Co.	880	75,548
Broadcom Corp., Class A	900	31,203
Cabot Oil & Gas Corp.	674	45,569
Cardinal Health, Inc.	2,346	97,641
Citigroup, Inc.	2,190	96,886
Coach, Inc.	800	39,992
Colgate-Palmolive Co.	310	36,589
Comcast Corp., Class A	1,750	73,517
Concho Resources, Inc.*	606	59,043
Crown Castle International Corp.*	847	58,985
Cubist Pharmaceuticals, Inc.*	380	17,792
Cummins, Inc.	487	56,399
Danaher Corp.	1,256	78,060
Digital Realty Trust, Inc.	280	18,735
Discover Financial Services	900	40,356
Dollar General Corp.*	1,945	98,378
Dow Chemical Co.	1,340	42,666
eBay, Inc.*	1,935	104,916
Edison International	540	27,173
EOG Resources, Inc.	400	51,228
Estee Lauder Cos., Inc., Class A	1,207	77,284
Facebook, Inc., Class A*	2,921	74,719
Fidelity National Information Services, Inc.	1,020	40,412
FMC Technologies, Inc.*	1,402	76,255
Freescale Semiconductor Ltd.*1	900	13,401
General Dynamics Corp.	1,240	87,432
Gilead Sciences, Inc.*	2,862	140,038
Google, Inc., Class A*	170	134,985
Halliburton Co.	1,790	72,334
Hertz Global Holdings, Inc.*	2,990	66,557
Hess Corp.	850	60,868
Hospira, Inc.*	850	27,905
IHS, Inc., Class A*	355	37,176
Illinois Tool Works, Inc.	1,560	95,066

UBS Global Frontier Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(continued)
Impax Laboratories, Inc.*	1,000	$15,440
Informatica Corp.*	1,054	36,331
IntercontinentalExchange, Inc.*	300	48,921
International Paper Co.	810	37,730
Interpublic Group of Cos., Inc.	2,200	28,666
Intuitive Surgical, Inc.*	86	42,242
Invesco Ltd.	1,380	39,965
JPMorgan Chase & Co.	1,470	69,766
Kraft Foods Group, Inc.	1,056	54,416
Las Vegas Sands Corp.	1,358	76,523
Liberty Global, Inc., Class A*1	500	36,700
Ligand Pharmaceuticals, Inc., Class B*	1,070	28,515
Lincoln National Corp.	1,350	44,023
Macy’s, Inc.	910	38,074
MasterCard, Inc., Class A	150	81,170
McDermott International, Inc.*	2,430	26,706
Medtronic, Inc.	440	20,662
MetLife, Inc.	900	34,218
MetroPCS Communications, Inc.*	5,890	64,201
Michael Kors Holdings Ltd.*	1,519	86,264
Micron Technology, Inc.*	3,670	36,627
Mohawk Industries, Inc.*	270	30,542
Mondelez International, Inc., Class A	2,000	61,220
Monster Beverage Corp.*	895	42,727
Morgan Stanley	3,410	74,952
NetApp, Inc.*	2,508	85,673
NextEra Energy, Inc.	470	36,510
NII Holdings, Inc.*1	9,070	39,273
NIKE, Inc., Class B	1,406	82,968
Noble Corp.	1,300	49,595
Norfolk Southern Corp.	900	69,372
PG&E Corp.	920	40,968
Philip Morris International, Inc.	890	82,512
Precision Castparts Corp.	490	92,914
Priceline.com, Inc.*	137	94,246
Progressive Corp.	1,500	37,905
QUALCOMM, Inc.	1,904	127,473
Ralph Lauren Corp.	710	120,210
Salesforce.com, Inc.*	452	80,831
Salix Pharmaceuticals Ltd.*	560	28,661
Schlumberger Ltd.	697	52,198
ServiceNow, Inc.*1	1,063	38,481
ServiceSource International, Inc.*	5,060	35,774
Sherwin-Williams Co.	336	56,747
Sirius XM Radio, Inc.	5,000	15,400
Skyworks Solutions, Inc.*	1,280	28,198
Spirit Airlines, Inc.*	1,660	42,098
Starbucks Corp.	470	26,771
Steel Dynamics, Inc.	1,985	31,502
Symantec Corp.*	2,250	55,530
Teradata Corp.*	1,217	71,207
Time Warner, Inc.	620	35,724
Union Pacific Corp.	551	78,468
United Technologies Corp.	1,078	100,718
UnitedHealth Group, Inc.	2,155	123,288
US Bancorp	1,580	53,609
Viacom, Inc., Class B	690	42,483
Visa, Inc., Class A	851	144,534
VMware, Inc., Class A*	1,087	85,743
Waste Management, Inc.	1,050	41,171
Wells Fargo & Co.	1,140	42,169

UBS Global Frontier Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(concluded)
Zoetis, Inc.*	600	$20,040
Total United States common stocks		6,645,838
Total common stocks (cost $6,010,260)		6,780,424

	Face amount
Bonds—12.68%
US government obligations—4.72%
US Treasury Bonds,
2.750%, due 08/15/42	$95,000		88,142
2.750%, due 11/15/42[1]	150,000		139,032
6.625%, due 02/15/27	105,000		158,714
US Treasury Notes,
0.125%, due 12/31/14	555,000		554,046
0.250%, due 11/30/14[1]	455,000		455,178
0.750%, due 12/31/17	75,000		75,099
0.875%, due 12/31/16	360,000		364,866
Total US government obligations (cost $1,807,892)			1,835,077

Non-US government obligations—7.96%
Australia—1.43%
Government of Australia,
5.750%, due 05/15/21	AUD	455,000	555,067
Finland—0.40%
Government of Finland,
4.375%, due 07/04/19	EUR	100,000	155,045
France—0.57%
Government of France,
3.750%, due 04/25/21	95,000		141,235
4.500%, due 04/25/41	50,000		80,217
			221,452
Germany—2.36%
Bundesrepublik Deutschland,
1.500%, due 04/15/16[2]	336,784		470,042
3.250%, due 07/04/21	170,000		257,546
4.000%, due 07/04/16	65,000		93,967
4.000%, due 01/04/37	55,000		94,677
			916,232
Italy—0.99%
Buoni Poliennali Del Tesoro,
3.000%, due 04/15/15	120,000		156,037
4.250%, due 02/01/19	175,000		229,057
			385,094
Sweden—1.03%
Kingdom of Sweden,
4.250%, due 03/12/19	SEK	1,325,000	236,044
5.000%, due 12/01/20	855,000		163,407
			399,451
United Kingdom—1.18%
UK Gilts,
3.750%, due 09/07/21	GBP	170,000	303,971
4.250%, due 12/07/49	40,000		74,385
4.750%, due 12/07/38	40,000		79,603
			457,959
Total Non-US government obligations (cost $3,023,012)			3,090,300
Total bonds (cost $4,830,904)			$4,925,377

UBS Global Frontier Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Investment companies—51.62%
iShares iBoxx $ High Yield Corporate Bond Fund	5,400	509,490
iShares JPMorgan USD Emerging Markets Bond Fund[1]	7,630	896,296
UBS Credit Bond Relationship Fund*3	141,781	2,389,637
UBS Emerging Markets Equity Relationship Fund*3	133,768	5,035,383
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*3	36,842	515,846
UBS Global Corporate Bond Relationship Fund*3	231,279	2,900,097
UBS High Yield Relationship Fund*3	78,177	2,497,743
UBS International Equity Relationship Fund*3	271,292	5,306,180
Total investment companies (cost $17,355,264)		20,050,672

Short-term investment—11.68%
Investment company—11.68%
UBS Cash Management Prime Relationship Fund[3] (cost $4,536,683)	4,536,683	4,536,683

Investment of cash collateral from securities loaned—1.47%
UBS Private Money Market Fund LLC[3] (cost $571,615)	571,615	571,615
Total investments—94.90% (cost $33,304,726)		36,864,771
Cash and other assets, less liabilities—5.10%		1,980,269
Net assets—100.00%		$38,845,040

UBS Global Frontier Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,785,796
Gross unrealized depreciation	(225,751)
Net unrealized appreciation of investments	$3,560,045

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	1,700,000	USD	1,729,918	06/19/13	$(29,583)
JPMCB	BRL	460,000	USD	229,656	06/19/13	4,140
JPMCB	CAD	500,000	USD	486,280	06/19/13	(5,041)
JPMCB	CHF	463,399	EUR	380,000	06/19/13	(1,266)
JPMCB	CZK	12,310,000	USD	631,736	06/19/13	19,205
JPMCB	IDR	3,862,000,000	USD	393,399	06/19/13	1
JPMCB	NOK	2,860,000	USD	499,403	06/19/13	11,246
JPMCB	NZD	2,335,000	USD	1,921,612	06/19/13	(21,816)
JPMCB	SEK	2,420,000	USD	373,796	06/19/13	3,052
JPMCB	THB	5,840,000	USD	196,673	06/19/13	(1,785)
JPMCB	TWD	5,100,000	USD	172,268	06/19/13	1,433
JPMCB	USD	431,058	CHF	400,000	06/19/13	(9,264)
JPMCB	USD	1,579,790	EUR	1,205,000	06/19/13	(34,280)
JPMCB	USD	894,411	GBP	590,000	06/19/13	1,698
JPMCB	USD	595,910	INR	32,930,000	06/19/13	172
JPMCB	USD	2,559,342	JPY	235,300,000	06/19/13	(58,354)
JPMCB	USD	452,513	KRW	496,000,000	06/19/13	(8,586)
JPMCB	USD	983,593	MXN	12,720,000	06/19/13	38,641
JPMCB	USD	583,251	PHP	23,750,000	06/19/13	(929)
JPMCB	USD	566,908	PLN	1,820,000	06/19/13	(11,510)
JPMCB	USD	268,294	ZAR	2,400,000	06/19/13	(10,063)
Net unrealized depreciation on forward foreign currency contracts						$(112,889)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 7 contracts (USD)	June 2013	$(919,671)	$(923,891)	$(4,220)
Index futures buy contracts:
Amsterdam Exchange Index, 2 contracts (EUR)	April 2013	180,130	178,126	(2,004)
CAC 40 Euro Index, 11 contracts (EUR)	April 2013	540,169	526,225	(13,944)
DAX Index, 4 contracts (EUR)	June 2013	1,025,666	999,907	(25,759)
Dow Jones EURO STOXX 50 Index, 35 contracts (EUR)	June 2013	1,191,755	1,145,846	(45,909)
E-mini S&P 500 Index, 102 contracts (USD)	June 2013	7,904,964	7,969,770	64,806
FTSE 100 Index, 22 contracts (GBP)	June 2013	2,157,534	2,123,006	(34,528)
Hang Seng Stock Index, 1 contract (HKD)	April 2013	143,454	143,742	288
OMX Stockholm 30 Index, 67 contracts (SEK)	April 2013	1,223,023	1,223,500	477
S&P Toronto Stock Exchange 60 Index, 4 contracts (CAD)	June 2013	578,058	574,022	(4,036)
SPI 200 Index, 11 contracts (AUD)	June 2013	1,448,715	1,422,133	(26,582)
TOPIX Index, 25 contracts (JPY)	June 2013	2,640,094	2,763,319	123,225
Index futures sell contracts:
E-mini NASDAQ 100 Index, 21 contracts (USD)	June 2013	(1,171,424)	(1,180,620)	(9,196)
Net unrealized appreciation on futures contracts				$22,618

UBS Global Frontier Fund

Portfolio of investments – March 31, 2013 (unaudited)

Options written

	Expiration date	Premiums received	Value
Call option*
NIKKEI 225 Index, 19 contracts, strike @ JPY 13,000	December 2013	$127,787	$(115,048)

	Number of	Premiums
	contracts	received
Options outstanding at June 30, 2012	—	$—
Options written	39	217,557
Options terminated in closing purchase transactions	(20)	(89,770)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2013	19	$127,787

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$6,780,424	$—	$—	$6,780,424
US government obligations	—	1,835,077	—	1,835,077
Non-US government obligations	—	3,090,300	—	3,090,300
Investment companies	1,405,786	18,644,886	—	20,050,672
Short-term investment	—	4,536,683	—	4,536,683
Investment of cash collateral from securities loaned	—	571,615	—	571,615
Forward foreign currency contracts, net	—	(112,889)	—	(112,889)
Futures contracts, net	22,618	—	—	22,618
Options written	(115,048)	—	—	(115,048)
Total	$8,093,780	$28,565,672	$—	$36,659,452

At March 31, 2013, there were no transfers between Level 1 and Level 2 for the Fund.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at March 31, 2013.
2

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

3	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

UBS Global Frontier Fund

Portfolio of investments – March 31, 2013 (unaudited)

					Change in
					net unrealized
					appreciation/		Net income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
	Value	nine months ended	nine months ended	nine months ended	nine months ended	Value	nine months ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$5,571,539	$13,953,720	$14,988,576	$—	$—	$4,536,683	$5,656
UBS Private Money Market Fund LLC[a]	148,247	3,590,612	3,167,244	—	—	571,615	91
UBS Credit Bond Relationship Fund	4,180,252	—	2,000,000	207,752	1,633	2,389,637	—
UBS Emerging Markets Equity Relationship Fund	4,545,790	900,000	775,000	177,466	187,127	5,035,383	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	435,824	—	—	—	80,022	515,846	—
UBS Global Corporate Bond Relationship Fund	3,303,785	—	600,000	93,598	102,714	2,900,097	—
UBS High Yield Relationship Fund	2,681,692	860,000	1,305,000	295,202	(34,151)	2,497,743	—
UBS International Equity Relationship Fund	5,528,400	—	1,250,000	436,164	591,616	5,306,180	—
	$26,395,529	$19,304,332	$24,085,820	$1,210,182	$928,961	$23,753,184	$5,747

a The adviser does earn a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS Multi-Asset Income Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2013

Common stocks
Capital markets	1.92%
Commercial services & supplies	0.01
Health care providers & services	0.01
Real estate investment trust (REIT)	10.63
Real estate management & development	3.59
Total common stocks	16.16%
Bonds
Commercial mortgage-backed securities	1.20
Mortgage & agency debt securities	6.10
US government obligations	5.04
Non-US government obligation	2.84
Total bonds	15.18%
Investment companies
HICL Infrastructure Co., Ltd.	2.47
iShares Dow Jones Select Dividend Index Fund	2.01
iShares Emerging Markets Local Currency Bond Fund	9.98
iShares iBoxx $ High Yield Corporate Bond Fund	22.01
iShares iBoxx Investment Grade Corporate Bond Fund	15.97
iShares JPMorgan USD Emerging Markets Bond Fund	5.09
iShares MSCI EAFE Index Fund	5.28
WisdomTree Emerging Markets Equity Income Fund	4.41
Total investment companies	67.22%
Short-term investment	2.32
Total investments	100 .88%
Liabilities, in excess of cash and other assets	(0.88)
Net assets	100.00%

1 Figures represent the direct investment of UBS Multi-Asset Income Fund (excluding derivatives exposure). Figures might be different if a breakdown of the underlying investment companies and derivatives exposure was included.

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Common stocks—16.16%
Australia—1.07%
BWP Trust	4,644	$11,508
CFS Retail Property Trust Group	15,973	33,427
Charter Hall Retail REIT	2,659	10,825
Commonwealth Property Office Fund	16,438	18,997
Dexus Property Group	35,037	37,938
Federation Centres Ltd.	10,155	24,952
Goodman Group	12,554	62,477
GPT Group	12,197	47,113
Investa Office Fund	4,774	15,210
Mirvac Group	24,794	41,819
Stockland	15,954	60,628
Westfield Group	15,588	176,089
Westfield Retail Trust	21,812	68,583
Total Australia common stocks		609,566

Austria—0.02%
CA Immobilien Anlagen AG*	625	8,224
Conwert Immobilien Invest SE	494	5,382
Total Austria common stocks		13,606

Belgium—0.05%
Aedifica	64	4,076
Befimmo SCA Sicafi	167	10,614
Cofinimmo	122	13,973
Total Belgium common stocks		28,663

Canada—0.63%
Allied Properties REIT	426	13,851
Artis REIT	853	13,519
Boardwalk REIT	309	19,008
Calloway REIT	837	24,125
Canadian Apartment Properties REIT	824	20,457
Canadian REIT	508	22,483
Chartwell Seniors Housing REIT	1,322	14,419
Cominar REIT	972	22,084
Crombie REIT	358	5,216
Dundee International REIT	500	5,237
Dundee REIT	749	27,023
Extendicare, Inc.	670	5,342
First Capital Realty, Inc.	698	13,021
Granite Real Estate, Inc.	400	15,301
H&R REIT	2,355	54,224
InnVest REIT	434	2,119
Killam Properties, Inc.	381	4,501
Morguard REIT	329	5,771
Northern Property REIT	234	7,288
NorthWest Healthcare Properties REIT	359	4,499
RioCan REIT	2,216	60,644
Total Canada common stocks		360,132

China—1.08%
Agile Property Holdings Ltd.	10,000	11,916
Champion REIT	19,000	9,864
Country Garden Holdings Co., Ltd.*	29,540	14,765
Hang Lung Properties Ltd.	16,000	59,774
Henderson Land Development Co., Ltd.	7,058	48,280
Hongkong Land Holdings Ltd.	9,000	66,690
Hysan Development Co., Ltd.	5,030	25,401
Kerry Properties Ltd.	5,500	24,409
Link REIT	17,100	93,182
New World China Land Ltd.	14,000	5,988
New World Development Co., Ltd.	28,765	48,692

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value

China—(concluded)
Shimao Property Holdings Ltd.	9,500	$18,235
Shui On Land Ltd.	21,500	9,251
Sino Land Co., Ltd.	22,000	37,297
Soho China Ltd.	13,000	10,852
Swire Properties Ltd.	9,200	32,652
Wharf Holdings Ltd.	11,000	98,060
Total China common stocks		615,308

Finland—0.03%
Citycon OYJ	1,973	5,640
Sponda OYJ	2,270	10,708
Total Finland common stocks		16,348

France—0.46%
ANF Immobilier	108	3,003
Fonciere Des Regions	212	16,599
Gecina SA	145	16,825
ICADE	162	14,166
Klepierre	743	29,187
Mercialys SA	331	6,778
Societe de la Tour Eiffel	48	2,738
Societe Immobiliere de Location pour l’Industrie et le Commerce	57	6,079
Unibail-Rodamco SE	723	168,395
Total France common stocks		263,770

Germany—0.16%
Alstria Office REIT-AG	712	8,022
Deutsche Euroshop AG	330	13,348
Deutsche Wohnen AG	1,201	21,830
DIC Asset AG	305	3,049
GSW Immobilien AG	408	16,140
Hamborner REIT AG	269	2,482
IVG Immobilien AG*	1,195	1,002
LEG Immobilien AG*	197	10,556
Patrizia Immobilien AG*	274	2,546
TAG Immobilien AG	978	11,195
Total Germany common stocks		90,170

Hong Kong—0.28%
Sun Hung Kai Properties Ltd.	12,000	161,699

Israel—0.02%
Azrieli Group	329	9,162

Italy—0.01%
Beni Stabili SpA	8,920	5,318

Japan—2.05%
Activia Properties, Inc.	2	19,185
Advance Residence Investment Corp.	10	26,791
Aeon Mall Co., Ltd.	700	21,297
Daiwahouse Residential Investment Corp.	2	9,497
Frontier Real Estate Investment Corp.	1	11,399
GLP J-REIT	12	12,888
Industrial & Infrastructure Fund Investment Corp.	1	11,037
Japan Excellent, Inc.	1	7,489
Japan Logistics Fund, Inc.	1	11,653
Japan Prime Realty Investment Corp.	7	27,030
Japan Real Estate Investment Corp.	4	55,282
Japan Retail Fund Investment Corp.	16	39,603
Kenedix Realty Investment Corp.	2	9,699
Mitsubishi Estate Co., Ltd.	10,000	281,617
Mitsui Fudosan Co., Ltd.	7,000	198,693

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Japan—(concluded)
Mori Hills REIT Investment Corp.	1	$7,404
Mori Trust Sogo Reit, Inc.	1	10,697
Nippon Accommodations Fund, Inc.	2	16,891
Nippon Building Fund, Inc.	5	69,900
Nomura Real Estate Holdings, Inc.	900	20,078
Nomura Real Estate Office Fund, Inc.	2	14,702
NTT Urban Development Corp.	9	10,785
Orix JREIT, Inc.	10	14,054
Premier Investment Corp.	2	10,772
Sumitomo Realty & Development Co., Ltd.	4,000	154,884
Tokyo Tatemono Co., Ltd.	3,000	21,289
Tokyu Land Corp.	3,000	28,109
Tokyu REIT, Inc.	1	7,553
Top REIT, Inc.	1	5,949
United Urban Investment Corp.	16	26,073
Total Japan common stocks		1,162,300

Luxembourg—0.01%
GAGFAH SA*	617	7,578

Netherlands—0.10%
Corio NV	484	22,580
Eurocommercial Properties NV	287	10,505
Nieuwe Steen Investments NV	754	4,939
Vastned Retail NV	146	6,054
Wereldhave NV	174	12,029
Total Netherlands common stocks		56,107

New Zealand—0.01%
Kiwi Income Property Trust	4,432	4,339

Norway—0.01%
Norwegian Property ASA	2,619	4,112

Singapore—0.63%
Ascendas REIT	15,000	31,443
CapitaCommercial Trust	16,000	20,446
CapitaLand Ltd.	20,000	56,919
CapitaMall Trust	18,000	30,330
CapitaMalls Asia Ltd.	11,000	18,180
CDL Hospitality Trusts	6,000	9,917
City Developments Ltd.	4,000	36,538
Global Logistic Properties Ltd.	22,000	46,471
Keppel Land Ltd.	6,000	19,059
Mapletree Commercial Trust	9,000	9,759
Mapletree Industrial Trust	8,000	9,062
Mapletree Logistics Trust	12,000	11,755
Suntec REIT	16,000	23,219
UOL Group Ltd.	4,000	22,510
Wing Tai Holdings Ltd.	4,550	6,988
Yanlord Land Group Ltd.*	5,000	6,047
Total Singapore common stocks		358,643

Sweden—0.13%
Castellum AB	1,072	15,266
Fabege AB	1,120	11,447
Fastighets AB Balder*	881	6,205
Hufvudstaden AB, Class A	758	9,515
Klovern AB	633	2,739
Kungsleden AB	1,158	7,464
Wallenstam AB, Class B	941	12,245
Wihlborgs Fastigheter AB	545	8,970
Total Sweden common stocks		73,851

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
Switzerland—0.15%
Allreal Holding AG*	59	$8,577
Mobimo Holding AG*	48	10,770
PSP Swiss Property AG*	337	30,707
Swiss Prime Site AG*	428	34,649
Total Switzerland common stocks		84,703

United Kingdom—2.56%
Big Yellow Group PLC	1,218	6,570
British Land Co., PLC	6,569	54,248
Capital & Counties Properties PLC	5,537	22,909
Daejan Holdings PLC	43	2,385
Derwent London PLC	753	24,622
Development Securities PLC	1,242	2,840
F&C Commercial Property Trust Ltd.	3,921	6,172
Grainger PLC	3,926	8,101
Great Portland Estates PLC	2,585	19,478
Hammerson PLC	5,288	39,523
Hansteen Holdings PLC	5,344	7,012
Helical Bar PLC	844	3,036
Intu Properties PLC	4,488	22,797
John Laing Infrastructure Fund Ltd.	625,800	1,080,190
Land Securities Group PLC	5,891	74,204
Londonmetric Property PLC	3,692	5,946
Medicx Fund Ltd.	1,230	1,663
Mucklow A & J Group PLC	502	2,838
Picton Property Income Ltd.	4,029	2,449
Primary Health Properties PLC	672	3,380
Quintain Estates & Development PLC*	3,243	3,302
Safestore Holdings PLC	1,614	2,906
Schroder REIT	3,860	2,493
Segro PLC	5,493	21,225
Shaftesbury PLC	1,810	15,992
ST Modwen Properties PLC	851	3,330
UK Commercial Property Trust Ltd.	4,362	4,606
Unite Group PLC	871	4,248
Workspace Group PLC	512	2,670
Total United Kingdom common stocks		1,451,135

United States—6.69%
Acadia Realty Trust	448	12,441
Agree Realty Corp.	77	2,318
Alexandria Real Estate Equities, Inc.	439	31,160
American Assets Trust, Inc.	327	10,467
American Campus Communities, Inc.	804	36,453
Apartment Investment & Management Co., Class A	1,101	33,757
Ashford Hospitality Trust, Inc.	515	6,365
Associated Estates Realty Corp.	438	8,164
AvalonBay Communities, Inc.	885	112,103
BioMed Realty Trust, Inc.	1,211	26,158
Boston Properties, Inc.	1,149	116,118
Brandywine Realty Trust	1,165	17,300
BRE Properties, Inc.	591	28,770
Brookfield Office Properties, Inc.	1,930	33,134
Camden Property Trust	642	44,093
Campus Crest Communities, Inc.	456	6,338
CapLease, Inc.	482	3,070
CBL & Associates Properties, Inc.	1,229	29,004
Cedar Realty Trust, Inc.	559	3,416
Chesapeake Lodging Trust	381	8,740
Colonial Properties Trust	639	14,448
CommonWealth REIT	842	18,895
Corporate Office Properties Trust	616	16,435

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(Continued)
Cousins Properties, Inc.	801	$8,563
CubeSmart	961	15,184
DCT Industrial Trust, Inc.	1,994	14,756
DDR Corp.	1,927	33,568
DiamondRock Hospitality Co.	1,342	12,494
Digital Realty Trust, Inc.	953	63,765
Douglas Emmett, Inc.	1,011	25,204
Duke Realty Corp.	2,486	42,212
DuPont Fabros Technology, Inc.	496	12,038
EastGroup Properties, Inc.	233	13,561
Education Realty Trust, Inc.	813	8,561
EPR Properties	352	18,322
Equity Lifestyle Properties, Inc.	289	22,195
Equity One, Inc.	484	11,602
Equity Residential	2,447	134,732
Essex Property Trust, Inc.	280	42,162
Excel Trust, Inc.	300	4,095
Extra Space Storage, Inc.	831	32,633
Federal Realty Investment Trust	507	54,776
FelCor Lodging Trust, Inc.*	1,058	6,295
First Industrial Realty Trust, Inc.	752	12,882
First Potomac Realty Trust	300	4,449
Forest City Enterprises, Inc., Class A*	1,173	20,844
Franklin Street Properties Corp.	676	9,883
General Growth Properties, Inc.	4,095	81,409
Getty Realty Corp.	225	4,547
Glimcher Realty Trust	1,199	13,908
Government Properties Income Trust	455	11,707
HCP, Inc.	3,482	173,613
Health Care REIT, Inc.	1,993	135,345
Healthcare Realty Trust, Inc.	646	18,340
Hersha Hospitality Trust	1,166	6,809
Highwoods Properties, Inc.	617	24,415
Home Properties, Inc.	392	24,861
Hospitality Properties Trust	1,051	28,839
Host Hotels & Resorts, Inc.	5,457	95,443
Hudson Pacific Properties, Inc.	320	6,960
Inland Real Estate Corp.	456	4,601
Investors Real Estate Trust	825	8,143
Kilroy Realty Corp.	582	30,497
Kimco Realty Corp.	3,119	69,866
Kite Realty Group Trust	498	3,357
LaSalle Hotel Properties	698	17,715
Lexington Realty Trust	1,591	18,774
Liberty Property Trust	891	35,417
LTC Properties, Inc.	198	8,065
Macerich Co.	1,056	67,985
Mack-Cali Realty Corp.	705	20,170
Medical Properties Trust, Inc.	1,158	18,574
Mid-America Apartment Communities, Inc.	309	21,340
National Health Investors, Inc.	182	11,912
National Retail Properties, Inc.	837	30,274
Omega Healthcare Investors, Inc.	868	26,352
Parkway Properties, Inc.	377	6,993
Pebblebrook Hotel Trust	428	11,038
Pennsylvania REIT	462	8,958
Piedmont Office Realty Trust, Inc., Class A	1,312	25,702
Post Properties, Inc.	419	19,735
Prologis, Inc.	3,493	139,650
PS Business Parks, Inc.	140	11,049

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Shares	Value
United States—(Concluded)
Public Storage	1,099	$167,400
Ramco-Gershenson Properties Trust	365	6,132
Realty Income Corp.	1,366	61,948
Regency Centers Corp.	671	35,503
Retail Opportunity Investments Corp.	391	5,478
RLJ Lodging Trust	914	20,803
Rouse Properties, Inc.	233	4,217
Sabra Health Care REIT, Inc.	334	9,689
Saul Centers, Inc.	64	2,799
Senior Housing Properties Trust	1,411	37,857
Simon Property Group, Inc.	2,359	374,043
SL Green Realty Corp.	677	58,296
Sovran Self Storage, Inc.	210	13,543
Spirit Realty Capital, Inc.	200	3,800
STAG Industrial, Inc.	250	5,318
Strategic Hotels & Resorts, Inc.*	1,467	12,249
Sun Communities, Inc.	256	12,628
Sunstone Hotel Investors, Inc.*	1,193	14,686
Tanger Factory Outlet Centers	744	26,918
Taubman Centers, Inc.	464	36,034
UDR, Inc.	1,901	45,985
Universal Health Realty Income Trust	91	5,252
Urstadt Biddle Properties, Inc., Class A	222	4,831
Ventas, Inc.	2,264	165,725
Vornado Realty Trust	1,277	106,808
Washington REIT	483	13,447
Weingarten Realty Investors	868	27,385
Winthrop Realty Trust	289	3,636
WP Carey, Inc.	461	31,071
Total United States common stocks		3,799,767

Venezuela—0.01%
Warehouses De Pauw SCA*	94	5,965
Total common stocks (cost $8,248,971)		9,182,242

	Face amount
Bonds—15.18%
Commercial mortgage-backed securities—1.20%
United States—1.20%
Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM,
5.821%, due 02/10/51[1]	100,000	114,512
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18, Class AM,
5.466%, due 06/12/47[1]	100,000	112,147
Series 2007-LD11, Class A4,
5.807%, due 06/15/49[1]	100,000	114,834
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.787%, due 08/12/45[1,2]	300,000	340,779
Total commercial mortgage-backed securities (cost $625,829)		682,272

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount	Value
Mortgage & agency debt securities—6.10%
United States—6.10%
Federal Home Loan Mortgage Corp., IO,[3]
3.000%, due 05/15/27	$157,275	$17,589
Federal Home Loan Mortgage Corp. Gold Pools,[3]
#G05132, 5.000%, due 12/01/38	35,026	37,673
Federal National Mortgage Association Pools,[3]
#AP1589, 3.000%, due 08/01/27	236,524	250,923
#AB6198, 3.000%, due 09/01/27	94,098	99,826
Federal National Mortgage Association Re-REMIC,[3]
Series 2012-146, Class IO, IO,
3.500%, due 01/25/43	644,040	130,853
Government National Mortgage Association,
Series 2013-22, Class IO, IO,
3.000%, due 02/20/43	1,022,924	212,674
Series 2012-26, Class GI, IO
3.500%, due 02/20/27	1,115,909	126,544
Series 2012-16, Class AI, IO
3.500%, due 10/20/38	1,349,521	151,956
Series 2012-143, Class IB, IO
3.500%, due 12/20/39[4]	857,842	115,759
Government National Mortgage Association Pools,
#G2 4882, 4.000%, due 12/20/40	93,542	101,944
#G2 779424, 4.000%, due 06/20/42	451,129	500,559
#G2 MA0463, 4.000%, due 10/20/42	334,107	361,611
#G2 AB9234, 4.000%, due 11/20/42	124,025	137,614
#GN 732230, 4.500%, due 03/15/40	414,769	455,093
#GN 692856, 4.500%, due 04/15/40	423,794	464,994
#GN 747264, 4.500%, due 09/15/40	272,529	299,024
Total mortgage & agency debt securities (cost $3,535,526)		3,464,636

US government obligations—5.04%
US Treasury Inflation IndexedBonds (TIPS),
3.875%, due 04/15/29	415,000	944,430
US Treasury Inflation IndexedNotes (TIPS),
2.000%, due 01/15/16	800,000	1,034,417
2.625%, due 07/15/17	660,000	882,161
Total US government obligations (cost $2,827,087)		2,861,008

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

	Face amount		Value
Non-US government obligation—2.84%
Italy—2.84%
Buoni Poliennali Del Tesoro,
2.378%, due 09/15/17 (cost $1,631,438)	EUR	1,253,521	$1,611,180

Total bonds (cost $8,619,880)			8,619,096

	Shares
Investment companies—67.22%
HICL Infrastructure Co., Ltd.	729,143	1,401,489
iShares Dow Jones Select Dividend Index Fund	18,000	1,141,200
iShares Emerging Markets Local Currency Bond Fund	106,600	5,671,120
iShares iBoxx $ High Yield Corporate Bond Fund	132,489	12,500,337
iShares iBoxx Investment Grade Corporate Bond Fund	75,670	9,072,833
iShares JPMorgan USD Emerging Markets Bond Fund	24,593	2,888,940
iShares MSCI EAFE Index Fund.	50,900	3,002,082
WisdomTree Emerging Markets Equity Income Fund	45,500	2,505,230
Total investment companies (cost $37,557,619)		38,183,231

Short-term investment—2.32%
Investment company—2.32%
UBS Cash Management Prime Relationship Fund[5] (cost $1,316,642)	1,316,642	1,316,642

Total investments—100.88% (cost $55,743,112)		57,301,211
Liabilities, in excess of cash and other assets—(0.88)%		(500,615)
Net assets—100.00%		$56,800,596

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,799,146
Gross unrealized depreciation	(241,047)
Net unrealized appreciation of investments	$1,558,099

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	EUR	1,610,200	USD	2,101,698	04/02/13	$37,663
JPMCB	EUR	1,610,200	USD	2,071,047	05/02/13	6,610
JPMCB	GBP	1,786,900	USD	2,725,986	04/02/13	10,880
JPMCB	GBP	1,786,900	USD	2,707,257	05/02/13	(7,401)
Net unrealized appreciation on forward foreign currency contracts						$47,752

Options written

	Expiration date	Premiums received	Value
Call option*
MSCI EAFE PR Index, 3,036,880 contracts, strike @ USD 1,782.20	April 2013	$7,883	$(425)

Written options activity for the period ended March 31, 2013 was as follows:

	Number of	Premiums
	contracts	received
Options outstanding at June 30, 2012	3,087	$9,560
Options written	12,997,103	75,482
Options terminated in closing purchase transactions	(9,961,777)	(67,711)
Options expired prior to exercise	(1,533)	(9,448)
Options outstanding at March 31, 2013	3,036,880	$7,883

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)[1]	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$9,182,242	$—	$—	$9,182,242
Commercial mortgage-backed securities	—	682,272	—	682,272
Mortgage & agency debt securities	—	3,186,136	278,500	3,464,636
US government obligations	—	2,861,008	—	2,861,008
Non-US government obligation	—	1,611,180	—	1,611,180
Investment companies	38,183,231	—	—	38,183,231
Short-term investment	—	1,316,642	—	1,316,642
Forward foreign currency contracts, net	—	47,752	—	47,752
Options written	—	(425)	—	(425)
Total	$47,365,473	$9,704,565	$278,500	$57,348,538

1            At March 31, 2013, securities valued at $4,968,686 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Mortgage & Agency Debt Security	Total
Assets
Beginning balance	$225,897	$225,897
Purchases	—	—
Issuances	—	—
Sales	—	—
Accrued discounts (premiums)	—	—
Total realized gain	(38,540)	(38,540)
Change in net unrealized appreciation/depreciation	(35,401)	(35,401)
Transfers into Level 3[6]	126,544	126,544
Transfers out of Level 3	—	—
Ending balance	$278,500	$278,500

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2013 was $(43,682).

UBS Multi-Asset Income Fund

Portfolio of investments – March 31, 2013 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2013 and changes periodically.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of this security amounted to $340,779 or 0.60% of net assets.

3

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

4	Holding is illiquid. At March 31, 2013, the value of this security amounted to $115,759 or 0.20% of net assets.
5	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	06/30/12	03/31/13	03/31/13	03/31/13	03/31/13
UBS Cash Management Prime Relationship Fund	$1,116,620	$18,755,955	$18,555,933	$1,316,642	$2,911

6	Transfers into Level 3 represent the value at the end of the period. At March 31, 2013, securities were transferred from Level 2 to Level 3 as the valuations are based primarily on unobservable input.

Portfolio acronyms
ADR	American depositary receipt
BA	Canadian Bankers’ Acceptance Rate
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CDI	Certificate of Interbank Deposits
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification — depositary certificate
EURIBOR	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Co.
FDR	Foreign depositary receipt
GDR	Global depositary receipt
GE	General Electric
GO	General Obligation
GS	Goldman Sachs
IO

Interest only—This security entitles the holder to receive

interest payments from an underlying pool of mortgages.

The risk associated with this security is related to the

speed of the principal paydown. High prepayments would

result in a smaller amount of interest being received and

cause the yield to decrease. Low prepayments would result

in a greater amount of interest being received and

cause the yield to increase.

KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NPV	No Par Value
NVDR	Non-voting depository receipt
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PO

Principal only security—This security entitles the holder to receive principal payments from an underlying pool of

assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
REMIC	Real Estate Mortgage Investment Conduit
SDR	Special Depositary Receipt
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt

securities issued by the US Treasury whose principal

and/or interest payments are adjusted for inflation, unlike

debt securities that make fixed principal and interest payments.

The interest rate paid by the TIPS is fixed, while

the principal value rises or falls based on changes in a

published Consumer Price Index (“CPI”). Thus, if inflation

occurs, the principal and interest payments on the TIPS

are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal

and interest payments decrease, although the TIPS principal

amounts will not drop below their face amounts at

maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury

securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the

same maturity.

ULC	Unlimited Liability Co.

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
GS	Goldman Sachs
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
MSC	Morgan Stanley & Co., Inc.
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank

Currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	India Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone

NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the- counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, periodic internal audit reviews.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

U.S. GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2013 Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2012.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2013